UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                     Oppenheimer Multi-State Municipal Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                               COUPON       MATURITY        VALUE
------------                                                            ------      ----------   ------------
MUNICIPAL BONDS AND NOTES--137.6%
NEW JERSEY--101.7%
$  3,880,000   Bayonne, NJ Parking Authority (City Parking)(1)          5.000%      06/15/2027   $  2,938,479
      10,000   Bergen County, NJ HDC(1)                                 6.750       10/01/2018         10,153
      20,000   Bergen County, NJ HDC (Park Ridge)(1)                    5.950       07/01/2025         20,866
      75,000   Bergen County, NJ Utilities Authority(1)                 5.500       12/15/2016         75,105
      25,000   Berkeley, NJ HFC (Bayville Hsg.)(1)                      5.750       08/01/2014         25,245
   3,000,000   Burlington County, NJ Bridge Commission Economic
                  Devel. (The Evergreens)(1)                            5.625       01/01/2038      2,031,150
     225,000   Camden County, NJ PCFA (Camden County Energy Recovery
                  Associates)(1)                                        7.500       12/01/2009        225,439
     100,000   Camden County, NJ PCFA (Camden County Energy Recovery
                  Associates)(1)                                        7.500       12/01/2010        100,148
      20,000   Essex County, NJ Improvement Authority (Sportsplex)(1)   5.625       10/01/2023         19,497
     105,000   Essex County, NJ Improvement Authority (Sportsplex)(1)   5.625       10/01/2027        101,266
     945,000   Gloucester County, NJ HDC (Colonial Park)(1)             6.200       09/15/2011        950,387
       5,000   Gloucester County, NJ Utilities Authority(1)             5.125       01/01/2013          5,009
      25,000   Haledon, NJ School District(1)                           5.625       02/01/2009         25,075
   3,860,000   Hudson County, NJ Solid Waste Improvement Authority
                  (Koppers Site)(1)                                     6.125       01/01/2029      2,790,008
   1,000,000   Hudson County, NJ Solid Waste Improvement Authority,
                  Series 1(1)                                           6.000       01/01/2029        738,450
      10,000   Jackson, NJ Township Municipal Utilities Authority(1)    5.500       12/01/2015         10,177
      45,000   Mercer County, NJ Improvement Authority (Solid
                  Waste)(1)                                             5.750       09/15/2016         45,561
      35,000   Middlesex County, NJ Improvement Authority (Edison
                  Township)(1)                                          5.650       09/15/2011         35,078
     875,000   Middlesex County, NJ Improvement Authority (Heldrich
                  Center Hotel)(1)                                      5.000       01/01/2015        741,466
     500,000   Middlesex County, NJ Improvement Authority (Heldrich
                  Center Hotel)(1)                                      5.000       01/01/2020        383,200
   2,535,000   Middlesex County, NJ Improvement Authority (Heldrich
                  Center Hotel)(1)                                      5.000       01/01/2032      1,627,850
   1,100,000   Middlesex County, NJ Improvement Authority (Heldrich
                  Center Hotel)(1)                                      5.125       01/01/2037        696,069
     975,000   Middlesex County, NJ Improvement Authority (Skyline
                  Tower Urban Renewal Associates)(1)                    5.350       07/01/2034        779,503
      20,000   Middlesex County, NJ Improvement Authority (South
                  Plainfield Urban Renewal)(1)                          5.500       09/01/2030         19,998
   2,500,000   Middlesex County, NJ Pollution Control Authority
                  (Amerada Hess Corp.)(1)                               6.050       09/15/2034      2,011,625
      15,000   Monmouth County, NJ Improvement Authority(1)             5.450       07/15/2013         15,029
      35,000   Morris-Union, NJ Joint Commission COP(1)                 7.300       08/01/2009         35,048
      35,000   New Brunswick, NJ Hsg. & Urban Devel. Authority(1)       5.500       08/01/2011         35,053
      65,000   New Brunswick, NJ Hsg. & Urban Devel. Authority(1)       5.750       07/01/2024         65,219


                   1 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                               COUPON       MATURITY        VALUE
------------                                                            ------      ----------   ------------
NEW JERSEY CONTINUED
$     50,000   Newark, NJ Hsg. Authority (Lock Street Urban Renewal
                  Partnership)(1)                                       6.400%      01/20/2034   $     46,187
      50,000   Newark, NJ Hsg. Finance Corp. (Section 8 Assisted
                  Hsg.)(1)                                              7.300       04/01/2020         51,626
   2,045,000   NJ EDA (American Airlines)(1)                            7.100       11/01/2031        861,599
   3,060,000   NJ EDA (Applewood Estates)(1)                            5.000       10/01/2035      2,177,680
      50,000   NJ EDA (Bristol Glen)(1)                                 5.750       07/01/2029         36,068
     725,000   NJ EDA (Burlington Coat Factory Warehouse of
                  New Jersey)(1)                                        6.125       09/01/2010        725,450
   1,130,000   NJ EDA (Cadbury at Cherry Hill)(1)                       5.500       07/01/2018        895,435
      25,000   NJ EDA (Cadbury at Cherry Hill)(1)                       5.500       07/01/2028         16,825
      10,000   NJ EDA (Cigarette Tax)(1)                                5.625       06/15/2017          8,789
      25,000   NJ EDA (Consumers New Jersey Water Company)(1)           5.100       09/01/2032         19,215
     580,000   NJ EDA (Continental Airlines)(1)                         5.500       04/01/2028        264,480
  17,590,000   NJ EDA (Continental Airlines)(1)                         6.250       09/15/2019     11,572,109
   4,375,000   NJ EDA (Continental Airlines)(1)                         6.250       09/15/2029      2,472,531
   7,240,000   NJ EDA (Continental Airlines)(1)                         6.400       09/15/2023      4,474,610
   3,940,000   NJ EDA (Continental Airlines)(1)                         6.625       09/15/2012      3,236,395
  11,430,000   NJ EDA (Continental Airlines)(1)                         7.000       11/15/2030      7,400,811
   9,475,000   NJ EDA (Continental Airlines)(1)                         9.000       06/01/2033      6,943,849
   5,000,000   NJ EDA (Converted Organics of Woodbridge)(1)             8.000       08/01/2027      3,656,400
   3,100,000   NJ EDA (Cranes Mill)(1)                                  5.100       06/01/2027      2,282,189
     160,000   NJ EDA (Dept. of Human Services)(1)                      6.250       07/01/2024        157,941
     115,000   NJ EDA (Devereux Foundation)(1)                          5.450       05/01/2027        101,034
   2,605,000   NJ EDA (Elizabethtown Water Company)(1)                  5.600       12/01/2025      2,604,948
   2,999,948   NJ EDA (Empowerment Zone-Cumberland)(1, 2)               7.750       08/01/2021      1,703,940
      20,000   NJ EDA (Fellowship Village)(1)                           5.500       01/01/2018         17,356
     290,000   NJ EDA (General Motors Corp.)(1)                         5.350       04/01/2009        159,500
   6,000,000   NJ EDA (GMT Realty)(1)                                   6.875       01/01/2037      4,685,100
      25,000   NJ EDA (Greater New York Councils Boy Scouts of
                  America)(1)                                           5.450       09/01/2023         25,139
     425,000   NJ EDA (Hackensack Water Company)(1)                     5.900       03/01/2024        384,234
  18,650,000   NJ EDA (Hamilton Care)(1)                                6.650       11/01/2037     13,495,513
   3,700,000   NJ EDA (JVG Properties)(1)                               5.375       03/01/2019      3,230,433
   2,500,000   NJ EDA (Kapkowski Road Landfill)(1)                      6.500       04/01/2031      1,994,600
     165,000   NJ EDA (Keswick Pines)(1)                                5.600       01/01/2012        154,818
      75,000   NJ EDA (Keswick Pines)(1)                                5.750       01/01/2024         56,832
      45,000   NJ EDA (Kullman Associates)(1)                           6.125       06/01/2018         36,842
     140,000   NJ EDA (Kullman Associates)(1)                           6.750       07/01/2019        113,131
     160,000   NJ EDA (Leisure Park)(1)                                 5.875       12/01/2027        115,776
      90,000   NJ EDA (Liberty State Park Lease Rental)(1)              5.750       03/15/2022         90,012
   6,260,000   NJ EDA (Liberty Street Park)(1)                          5.000       03/01/2027      6,055,298
     810,000   NJ EDA (Lions Gate)(1)                                   5.750       01/01/2025        604,268
   1,345,000   NJ EDA (Lions Gate)(1)                                   5.875       01/01/2037        926,490


                   2 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                               COUPON       MATURITY        VALUE
------------                                                            ------      ----------   ------------
NEW JERSEY CONTINUED
$     30,000   NJ EDA (Manchester Manor)(1)                             6.700%      08/01/2022   $     30,045
   1,000,000   NJ EDA (Marcus L. Ward Home)(1)                          5.750       11/01/2024        849,240
   1,200,000   NJ EDA (Marcus L. Ward Home)(1)                          5.800       11/01/2031        960,768
   2,380,000   NJ EDA (Masonic Charity Foundation of New Jersey)(1)     5.500       06/01/2031      2,136,288
   1,750,000   NJ EDA (Masonic Charity Foundation of New Jersey)(1)     6.000       06/01/2025      1,691,113
      90,000   NJ EDA (Metromall Urban Renewal)(1)                      6.500       04/01/2031         71,806
     525,000   NJ EDA (Middlesex Water Company)(1)                      5.250       10/01/2023        444,628
   1,100,000   NJ EDA (Middlesex Water Company)(1)                      5.250       02/01/2029        891,110
     770,000   NJ EDA (Middlesex Water Company)(1)                      5.350       02/01/2038        591,137
       5,000   NJ EDA (New Jersey American Water Company)(1)            5.250       11/01/2032          3,932
   2,800,000   NJ EDA (New Jersey American Water Company)(1)            5.250       07/01/2038      2,096,360
     200,000   NJ EDA (New Jersey American Water Company)(1)            5.350       06/01/2023        196,810
     255,000   NJ EDA (New Jersey American Water Company)(1)            5.350       06/01/2023        254,987
   1,685,000   NJ EDA (New Jersey American Water Company)(1)            5.375       05/01/2032      1,346,147
   1,020,000   NJ EDA (New Jersey American Water Company)(1)            5.500       06/01/2023        886,543
  11,705,000   NJ EDA (New Jersey American Water Company)(1)            5.950       11/01/2029     10,316,553
   1,310,000   NJ EDA (New Jersey American Water Company)(1)            6.000       05/01/2036      1,311,952
   7,035,000   NJ EDA (New Jersey American Water Company)(1)            6.875       11/01/2034      7,099,159
     120,000   NJ EDA (New Jersey Natural Gas Company)(1)               5.000       12/01/2038         86,446
      50,000   NJ EDA (New Jersey Transit Corp.)(1)                     5.650       12/15/2012         50,077
      25,000   NJ EDA (New Jersey Transit Corp.)(1)                     5.700       12/15/2013         25,040
      30,000   NJ EDA (New Jersey Transit Corp.)(1)                     5.750       12/15/2017         30,053
      10,000   NJ EDA (New Jersey Transit Corp.)(1)                     5.750       12/15/2017         10,017
     400,000   NJ EDA (Newark Downtown District Management Corp.)(1)    5.125       06/15/2027        309,440
     700,000   NJ EDA (Newark Downtown District Management Corp.)(1)    5.125       06/15/2037        498,309
   2,780,000   NJ EDA (Nui Corp.)(1)                                    5.250       11/01/2033      1,808,724
   3,995,000   NJ EDA (Nui Corp.)(1)                                    5.250       11/01/2033      2,848,075
   8,000,000   NJ EDA (Pingry School)(1)                                5.000       11/01/2038      5,431,520
   6,225,000   NJ EDA (Public Service Electric and Gas)(1)              6.400       05/01/2032      6,265,774
   1,165,000   NJ EDA (Reformed Church Ministries to the Aging The
                  Particulare Synod Mid-Atlantics)(1)                   5.375       12/01/2018        920,082
  10,000,000   NJ EDA (School Facilities Construction)(3)               5.000       09/01/2036      9,067,000
  18,080,000   NJ EDA (School Facilities Construction)(3)               5.125       03/01/2028     17,507,858
  36,180,000   NJ EDA (School Facilities Construction)(3)               5.125       03/01/2030     34,442,636
   1,215,000   NJ EDA (St. Francis Life Care Corp.)(1)                  5.700       10/01/2017      1,020,102
   2,230,000   NJ EDA (St. Francis Life Care Corp.)(1)                  5.750       10/01/2023      1,720,668
      10,000   NJ EDA (The Presbyterian Home at Montgomery)(1)          6.250       11/01/2020          8,178
     115,000   NJ EDA (The Presbyterian Home at Montgomery)(1)          6.375       11/01/2031         86,957
      20,000   NJ EDA (United Methodist Homes of New Jersey)(1)         5.125       07/01/2018         15,249
      45,000   NJ EDA (United Methodist Homes of New Jersey)(1)         7.200       07/01/2010         44,999


                   3 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                               COUPON       MATURITY        VALUE
------------                                                            ------      ----------   ------------
NEW JERSEY CONTINUED
$  2,500,000   NJ EDA Retirement Community (Seabrook Village)(1)        5.250%      11/15/2026   $  1,706,400
   3,500,000   NJ EDA Retirement Community (Seabrook Village)(1)        5.250       11/15/2036      2,178,400
      90,000   NJ Educational Facilities Authority (Beth Medrash
                  Govoha America)(1)                                    6.375       07/01/2030         78,836
     625,000   NJ Educational Facilities Authority (Fairleigh
                  Dickinson University), Series D(1)                    5.250       07/01/2032        454,013
  17,000,000   NJ Educational Facilities Authority (Fairleigh
                  Dickinson University), Series D(1)                    6.000       07/01/2025     14,681,370
      10,000   NJ Educational Facilities Authority (Jersey City State
                  College)(1)                                           6.250       07/01/2010         10,025
     135,000   NJ Educational Facilities Authority (Monmouth
                  University)(1)                                        5.625       07/01/2013        135,050
   2,000,000   NJ Educational Facilities Authority (Monmouth
                  University)(1)                                        5.800       07/01/2022      1,903,800
       5,000   NJ Educational Facilities Authority (Stevens Institute
                  of Technology)(4)                                     5.000       07/01/2018          5,089
   4,250,000   NJ Educational Facilities Authority (Stevens Institute
                  of Technology)(1)                                     5.000       07/01/2034      3,134,800
      75,000   NJ Educational Facilities Authority
                  (University of Medicine & Dentistry)(1)               5.250       12/01/2025         69,413
      90,000   NJ Educational Facilities Authority (University of
                  Medicine & Dentistry)(1)                              5.250       12/01/2025         83,296
      80,000   NJ Environmental Infrastructure(1)                       5.000       09/01/2020         72,214
     475,000   NJ Health Care Facilities Financing Authority (Avalon
                  at Hillsborough)(1)                                   6.150       07/01/2020        375,583
     750,000   NJ Health Care Facilities Financing Authority (Avalon
                  at Hillsborough)(1)                                   6.375       07/01/2025        569,970
     565,000   NJ Health Care Facilities Financing Authority (Avalon
                  at Hillsborough)(1)                                   6.625       07/01/2035        416,998
   6,325,000   NJ Health Care Facilities Financing Authority (Bayonne
                  Hospital)(1)                                          6.250       07/01/2012      5,841,707
     150,000   NJ Health Care Facilities Financing Authority (Capital
                  Health System)(1)                                     5.250       07/01/2017        150,003
     160,000   NJ Health Care Facilities Financing Authority (Capital
                  Health System)(1)                                     5.250       07/01/2027        129,205
     110,000   NJ Health Care Facilities Financing Authority (Capital
                  Health System)(1)                                     5.375       07/01/2033         85,207
   4,145,000   NJ Health Care Facilities Financing Authority (Capital
                  Health System)(1)                                     5.750       07/01/2023      3,732,117
  39,395,000   NJ Health Care Facilities Financing Authority
                  (Catholic Health East/Mercy Medical/McCauley Center
                  Obligated Group)(1)                                   2.679(5)    11/15/2033     27,576,500
   1,000,000   NJ Health Care Facilities Financing Authority
                  (Children's Specialized Hospital)(1)                  5.500       07/01/2036        768,940
      70,000   NJ Health Care Facilities Financing Authority (Chilton
                  Memorial Hospital)(1)                                 5.000       07/01/2013         68,151
      50,000   NJ Health Care Facilities Financing Authority
                  (CoMC/KMCC Obligated Group)(1)                        5.500       07/01/2017         50,129


                   4 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                               COUPON       MATURITY        VALUE
------------                                                            ------      ----------   ------------
NEW JERSEY CONTINUED
$     35,000   NJ Health Care Facilities Financing Authority
                  (CoMC/KMCC Obligated Group)(1)                        5.500%      07/01/2027   $     32,787
      10,000   NJ Health Care Facilities Financing Authority
                  (Community Hospital Group/Hartwyck at Oak Tree
                  Obligated Group)(1)                                   5.000       07/01/2025          8,405
   7,000,000   NJ Health Care Facilities Financing Authority (Deborah
                  Heart & Lung Center)(1)                               6.300       07/01/2023      6,664,420
     750,000   NJ Health Care Facilities Financing Authority (Hebrew
                  Old Age Center of Atlantic City)(1)                   5.300       11/01/2026        504,285
   1,000,000   NJ Health Care Facilities Financing Authority (Hebrew
                  Old Age Center of Atlantic City)(1)                   5.375       11/01/2036        628,820
   1,260,000   NJ Health Care Facilities Financing Authority
                  (Holy Name Hospital)(1)                               5.000       07/01/2036        846,405
   7,000,000   NJ Health Care Facilities Financing Authority
                  (Holy Name Hospital)(1)                               5.250       07/01/2020      5,851,160
      50,000   NJ Health Care Facilities Financing Authority
                  (Palisades Medical Center)(1)                         5.200       07/01/2019         37,611
     435,000   NJ Health Care Facilities Financing Authority
                  (Palisades Medical Center)(1)                         5.250       07/01/2028        285,056
   1,430,000   NJ Health Care Facilities Financing Authority (Pascack
                  Valley Hospital Assoc.)(2, 4)                         5.125       07/01/2018         47,619
   5,755,000   NJ Health Care Facilities Financing Authority (Pascack
                  Valley Hospital Assoc.)(2, 4)                         5.125       07/01/2028        191,642
     135,000   NJ Health Care Facilities Financing Authority (Pascack
                  Valley Hospital Assoc.)(2, 4)                         6.625       07/01/2036          4,496
   1,200,000   NJ Health Care Facilities Financing Authority (Raritan
                  Bay Medical Center)(1)                                7.250       07/01/2014      1,133,952
   9,830,000   NJ Health Care Facilities Financing Authority (Raritan
                  Bay Medical Center)(1)                                7.250       07/01/2027      8,232,330
      50,000   NJ Health Care Facilities Financing Authority
                  (RWJ University Hospital)(1)                          5.600       07/01/2015         51,356
   1,100,000   NJ Health Care Facilities Financing Authority
                  (RWJ University Hospital)(1)                          5.750       07/01/2025      1,034,770
      25,000   NJ Health Care Facilities Financing Authority (Society
                  of the Valley Hospital)(1)                            5.375       07/01/2025         20,748
      20,000   NJ Health Care Facilities Financing Authority (Society
                  of the Valley Hospital)(1)                            5.500       07/01/2020         17,823
      10,000   NJ Health Care Facilities Financing Authority
                  (Somerset Medical Center)(1)                          5.500       07/01/2023          6,672
      70,000   NJ Health Care Facilities Financing Authority
                  (Somerset Medical Center)(1)                          5.500       07/01/2033         40,548
     250,000   NJ Health Care Facilities Financing Authority
                  (South Jersey Hospital System)(1)                     5.000       07/01/2036        196,658
  37,955,000   NJ Health Care Facilities Financing Authority
                  (St. Barnabas Corp./St. Barnabas Medical Center
                  Obligated Group)                                      6.250(6)    07/01/2030      6,366,572
       5,000   NJ Health Care Facilities Financing Authority
                  (St. Barnabas)(1)                                     5.000       07/01/2024          5,077


                    5 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                               COUPON       MATURITY        VALUE
------------                                                            ------      ----------   ------------
NEW JERSEY CONTINUED
$     45,000   NJ Health Care Facilities Financing Authority
                  (St. Barnabas)(1)                                     5.000%      07/01/2024   $     38,187
  10,000,000   NJ Health Care Facilities Financing Authority
                  (St. Joseph's Hospital & Medical Center)(1)           6.625       07/01/2038      7,541,000
      30,000   NJ Health Care Facilities Financing Authority
                  (St. Peter's Hospital)(1)                             5.000       07/01/2013         29,172
     500,000   NJ Health Care Facilities Financing Authority
                  (St. Peter's University Hospital/Margaret
                  McLaughlin McCarrick Care Center Obligated
                  Group)(1)                                             6.875       07/01/2020        494,615
   1,050,000   NJ Health Care Facilities Financing Authority
                  (St. Peter's University Hospital/Margaret
                  McLaughlin McCarrick Care Center Obligated
                  Group)(1)                                             6.875       07/01/2030        982,758
      50,000   NJ Health Care Facilities Financing Authority
                  (THGS/THGSF Obligated Group)(1)                       5.200       07/01/2031         37,913
   2,000,000   NJ Health Care Facilities Financing Authority
                  (Trinitas Hospital)(1)                                5.250       07/01/2030      1,290,820
   5,880,000   NJ Health Care Facilities Financing Authority
                  (Trinitas Hospital/Marillac Corp. Obligated
                  Group)(1)                                             5.250       07/01/2030      3,815,062
      15,000   NJ HFA(1)                                                5.250       11/01/2015         15,004
      45,000   NJ HFA(4)                                                5.375       11/01/2008         45,000
      30,000   NJ Higher Education Assistance Authority (Student
                  Loans)(1)                                             5.250       06/01/2018         28,475
      80,000   NJ Higher Education Assistance Authority (Student
                  Loans)(1)                                             5.300       06/01/2017         77,515
      35,000   NJ Higher Education Assistance Authority (Student
                  Loans)(1)                                             5.800       06/01/2016         35,034
      15,000   NJ Higher Education Assistance Authority (Student
                  Loans)(1)                                             5.900       07/01/2009         15,030
      15,000   NJ Higher Education Assistance Authority (Student
                  Loans)(1)                                             6.125       07/01/2015         15,007
  30,000,000   NJ Higher Education Student Assistance Authority
                  (Student Loan)(3)                                     6.125       06/01/2030     27,442,650
     430,000   NJ Higher Education Student Assistance Authority
                  (Student Loans)(1)                                    6.000       06/01/2015        434,339
      10,000   NJ Higher Education Student Assistance Authority
                  (Student Loans)(1)                                    6.150       06/01/2019          9,924
  10,000,000   NJ Hsg. & Mortgage Finance Agency (Single Family
                  Hsg.)(3)                                              4.550       10/01/2022      7,920,666
   5,000,000   NJ Hsg. & Mortgage Finance Agency (Single Family
                  Hsg.)(3)                                              4.625       10/01/2027      3,726,725
   4,500,000   NJ Hsg. & Mortgage Finance Agency (Single Family
                  Hsg.)(3)                                              5.000       10/01/2037      3,354,570
   6,160,000   NJ Hsg. & Mortgage Finance Agency (Single Family
                  Hsg.)(3)                                              5.375       04/01/2030      5,213,793
      85,000   NJ Hsg. & Mtg. Finance Agency (Homebuyer)(1)             5.150       10/01/2018         83,675
     670,000   NJ Hsg. & Mtg. Finance Agency (Homebuyer)(1)             5.300       04/01/2026        639,689
   3,725,000   NJ Hsg. & Mtg. Finance Agency (Homebuyer)(1)             5.400       10/01/2020      3,564,862
   2,180,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)           4.900       11/01/2026      1,714,047


                    6 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                               COUPON       MATURITY        VALUE
------------                                                            ------      ----------   ------------
NEW JERSEY CONTINUED
$  1,000,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)           5.000%      11/01/2036   $    739,450
     275,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)           5.150       11/01/2030        221,199
      45,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)           5.400       11/01/2017         43,288
     370,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(1)    4.800       10/01/2047        248,873
   2,500,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)               4.850       11/01/2039      1,743,600
   2,150,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)               4.950       11/01/2048      1,491,326
      40,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)               5.050       11/01/2018         36,884
      25,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)               5.050       05/01/2034         19,120
     130,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)               5.550       05/01/2027        112,670
   2,085,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)               5.650       05/01/2040      1,754,194
      10,000   NJ Hsg. & Mtg. Finance Agency, Series A1(1)              6.250       05/01/2020          9,863
      15,000   NJ Hsg. & Mtg. Finance Agency, Series B(1)               5.850       11/01/2012         15,289
      20,000   NJ Hsg. & Mtg. Finance Agency, Series BB(1)              5.300       04/01/2017         20,420
      90,000   NJ Hsg. & Mtg. Finance Agency, Series E1(1)              5.750       05/01/2025         87,940
   1,525,000   NJ Hsg. & Mtg. Finance Agency, Series M(1)               5.000       10/01/2036      1,475,910
      55,000   NJ Hsg. & Mtg. Finance Agency, Series T(1)               5.600       04/01/2017         55,250
      75,000   NJ Hsg. & Mtg. Finance Agency, Series U(1)               5.550       10/01/2011         75,532
   1,425,000   NJ Hsg. & Mtg. Finance Agency, Series U(1)               5.750       04/01/2018      1,395,360
     375,000   NJ Hsg. & Mtg. Finance Agency, Series U(1)               5.850       04/01/2029        332,644
      65,000   NJ Hsg. & Mtg. Finance Agency, Series V(1)               5.250       04/01/2026         59,708
   1,525,000   NJ South Jersey Port Corp.(1)                            5.200       01/01/2023      1,313,894
     200,000   NJ South Jersey Port Corp.(1)                            5.250       01/01/2030        162,580
  17,020,000   NJ Tobacco Settlement Financing Corp.(1)                 4.500       06/01/2023     13,773,265
  48,000,000   NJ Tobacco Settlement Financing Corp.(1)                 4.625       06/01/2026     34,453,440
  30,035,000   NJ Tobacco Settlement Financing Corp.(1)                 4.750       06/01/2034     16,537,872
  11,585,000   NJ Tobacco Settlement Financing Corp.(1)                 5.000       06/01/2029      7,276,191
 200,950,000   NJ Tobacco Settlement Financing Corp.                    5.812(6)    06/01/2041      7,955,611
 417,450,000   NJ Tobacco Settlement Financing Corp.                    6.292(6)    06/01/2041     17,862,686
      15,000   NJ Wastewater Treatment(1)                               5.200       09/01/2010         15,030
      55,000   Pleasantville, NJ School District COP(1)                 5.500       10/01/2013         55,093
      20,000   Pompton Lakes, NJ School District(1)                     5.500       08/01/2009         20,057
   1,535,000   Port Authority NY/NJ (JFK International Air
                  Terminal)(1)                                          5.750       12/01/2022      1,364,799
   5,485,000   Port Authority NY/NJ (JFK International Air
                  Terminal)(1)                                          5.750       12/01/2025      4,748,639
   2,650,000   Port Authority NY/NJ (KIAC)(1)                           6.750       10/01/2011      2,520,071
   3,210,000   Port Authority NY/NJ (KIAC)(1)                           6.750       10/01/2019      2,920,940
      40,000   Port Authority NY/NJ, 117th Series(1)                    5.125       11/15/2013         40,298
      25,000   Port Authority NY/NJ, 122nd Series(1)                    5.125       01/15/2036         21,309
      20,000   Port Authority NY/NJ, 124th Series(1)                    5.000       08/01/2022         18,178
   2,095,000   Port Authority NY/NJ, 126th Series(1)                    5.250       05/15/2037      1,807,692
   9,235,000   Port Authority NY/NJ, 127th Series(3)                    5.250       12/15/2032      8,135,146
  10,500,000   Port Authority NY/NJ, 3205th Series(3)                   5.000       10/01/2030      9,000,443
      20,000   Riverside, NJ Township GO(1)                             5.450       12/01/2010         20,038


                    7 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                               COUPON       MATURITY        VALUE
------------                                                            ------      ----------   -------------
NEW JERSEY CONTINUED
$    215,000   Salem County, NJ IPCFA (Atlantic City Electric
                  Company)(1)                                           5.600%      11/01/2025   $     214,983
      60,000   Salem County, NJ IPCFA (Atlantic City Electric
                  Company)(1)                                           5.600       11/01/2025          60,007
   1,565,000   Salem County, NJ IPCFA (Public Service Electric &
                  Gas)(1)                                               5.200       03/01/2025       1,544,217
   4,790,000   Salem County, NJ IPCFA (Public Service Electric &
                  Gas)(4)                                               5.450       02/01/2032       4,789,617
   1,440,000   Salem County, NJ IPCFA (Public Service Electric &
                  Gas)(1)                                               5.750       04/01/2031       1,107,130
   3,980,000   Union County, NJ Improvement Authority (Juvenile
                  Detention Center)(1)                                  5.500       05/01/2034       3,587,811
      65,000   Union County, NJ Improvement Authority (Linden
                  Airport)(1)                                           5.000       03/01/2028          62,049
      50,000   Union County, NJ Utilities Authority (County
                  Deficiency)(1)                                        5.000       06/15/2028          42,335
      50,000   Union County, NJ Utilities Authority (County
                  Deficiency)(1)                                        5.000       06/15/2028          47,364
      15,000   Union County, NJ Utilities Authority (Ogden Martin
                  Systems of Union)(1)                                  5.000       06/01/2016          13,955
   1,770,000   Union County, NJ Utilities Authority (Ogden Martin
                  Systems of Union)(1)                                  5.000       06/01/2023       1,456,639
     185,000   Union County, NJ Utilities Authority (Ogden Martin
                  Systems of Union)(1)                                  5.350       06/01/2023         158,913
     160,000   Union County, NJ Utilities Authority (Ogden Martin
                  Systems of Union)(1)                                  5.375       06/01/2017         150,363
     185,000   Union County, NJ Utilities Authority (Ogden Martin
                  Systems of Union)(1)                                  5.375       06/01/2018         171,149
     350,000   Union County, NJ Utilities Authority (Ogden Martin
                  Systems of Union)(1)                                  5.375       06/01/2019         318,710
     120,000   Union County, NJ Utilities Authority (Ogden Martin
                  Systems of Union)(1)                                  5.375       06/01/2020         107,545
      10,000   University of Medicine & Dentistry of New Jersey COP(1)  6.750       12/01/2009          10,124
                                                                                                 -------------
                                                                                                   532,645,051
U.S. POSSESSIONS--35.9%
   1,455,000   Guam GO(1)                                               5.400       11/15/2018       1,274,755
   2,500,000   Guam Government Waterworks Authority and Wastewater
                  System(1)                                             5.875       07/01/2035       1,861,625
   3,900,000   Guam Government Waterworks Authority and Wastewater
                  System(1)                                             6.000       07/01/2025       3,148,431
      50,000   Guam Power Authority, Series A(1)                        5.125       10/01/2029          34,282
   4,650,000   Northern Mariana Islands Commonwealth, Series A(1)       5.000       06/01/2030       2,965,538
     300,000   Northern Mariana Islands Commonwealth, Series A(1)       6.750       10/01/2033         248,385
   1,225,000   Northern Mariana Islands Ports Authority, Series A(1)    5.500       03/15/2031         861,996
   3,230,000   Northern Mariana Islands Ports Authority, Series A(1)    6.250       03/15/2028       2,309,773
  10,000,000   Puerto Rico Aqueduct & Sewer Authority(3)                5.125       07/01/2047       8,407,022


                    8 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                               COUPON       MATURITY        VALUE
------------                                                            ------      ----------   -------------
U.S. POSSESSIONS CONTINUED
$  2,500,000   Puerto Rico Aqueduct & Sewer Authority(1)                0.000%(7)   07/01/2024   $   2,065,125
   5,400,000   Puerto Rico Aqueduct & Sewer Authority(1)                6.000       07/01/2044       4,833,810
   5,200,000   Puerto Rico Children's Trust Fund (TASC)(1)              5.500       05/15/2039       3,772,912
   3,000,000   Puerto Rico Children's Trust Fund (TASC)(1)              5.625       05/15/2043       2,198,130
  26,000,000   Puerto Rico Children's Trust Fund (TASC)                 7.031(6)    05/15/2055         309,660
     350,000   Puerto Rico Commonwealth GO(1)                           5.000       07/01/2025         301,812
      50,000   Puerto Rico Commonwealth GO(1)                           5.000       07/01/2026          42,699
   4,685,000   Puerto Rico Commonwealth GO(1)                           5.000       07/01/2034       3,782,997
   3,170,000   Puerto Rico Commonwealth GO(1)                           5.125       07/01/2031       2,676,273
     945,000   Puerto Rico Commonwealth GO(1)                           5.250       07/01/2030         818,474
   1,750,000   Puerto Rico Commonwealth GO(1)                           5.250       07/01/2031       1,503,338
     950,000   Puerto Rico Commonwealth GO(1)                           5.250       07/01/2032         807,424
  16,035,000   Puerto Rico Commonwealth GO(1)                           5.250       07/01/2034      13,442,301
  20,500,000   Puerto Rico Electric Power Authority, Series UU(3)       3.301(5)    07/01/2031      10,852,075
   6,200,000   Puerto Rico Electric Power Authority, Series UU(4)       3.281(5)    07/01/2025       3,596,000
     810,000   Puerto Rico Highway & Transportation Authority, Series
                  G(1)                                                  5.000       07/01/2042         626,754
  41,000,000   Puerto Rico Highway & Transportation Authority, Series
                  N(4)                                                  3.131(5)    07/01/2045      19,475,000
     450,000   Puerto Rico Highway & Transportation Authority, Series
                  N(1)                                                  5.250       07/01/2039         373,532
   1,000,000   Puerto Rico Infrastructure(1)                            5.000       07/01/2027         853,500
   5,000,000   Puerto Rico Infrastructure(1)                            5.000       07/01/2037       3,997,400
   5,000,000   Puerto Rico Infrastructure(1)                            5.000       07/01/2037       3,997,400
   9,750,000   Puerto Rico Infrastructure(1)                            5.000       07/01/2041       7,562,588
  20,100,000   Puerto Rico Infrastructure(1)                            5.000       07/01/2046      15,314,592
     930,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)        5.000       03/01/2036         619,771
     100,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)        5.375       02/01/2019          86,004
     555,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)        5.375       02/01/2029         413,580
   1,710,000   Puerto Rico ITEMECF (Cogeneration Facilities)(1)         6.625       06/01/2026       1,531,476
     205,000   Puerto Rico ITEMECF (Dr. Pila Hospital)(1)               6.250       08/01/2032         201,099
   1,000,000   Puerto Rico ITEMECF (Polytechnic University)(1)          5.000       08/01/2032         669,800
     265,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio
                  Obligated Group)(1)                                   6.250       07/01/2024         258,266
     500,000   Puerto Rico Municipal Finance Agency, Series A(1)        5.250       08/01/2024         455,340
   3,250,000   Puerto Rico Municipal Finance Agency, Series A(1)        5.250       08/01/2025       2,884,245
  18,350,000   Puerto Rico Port Authority (American Airlines), Series
                  A(1)                                                  6.300       06/01/2023       7,270,270
      80,000   Puerto Rico Port Authority, Series D(1)                  6.000       07/01/2021          74,358
     265,000   Puerto Rico Public Buildings Authority(1)                5.125       07/01/2024         238,156
   4,535,000   Puerto Rico Public Buildings Authority(1)                5.250       07/01/2029       3,969,531
  16,305,000   Puerto Rico Public Buildings Authority(1)                5.250       07/01/2033      13,744,952
   1,530,000   Puerto Rico Public Buildings Authority, Series D(1)      5.250       07/01/2036       1,273,863
  10,000,000   Puerto Rico Sales Tax Financing Corp., Series A(4)       2.806(5)    08/01/2057       5,650,000


                    9 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                               COUPON       MATURITY        VALUE
------------                                                            ------      ----------   -------------
U.S. POSSESSIONS CONTINUED
$  9,000,000   Puerto Rico Sales Tax Financing Corp., Series A(1)       5.250%      08/01/2057   $   7,824,420
   1,000,000   University of Puerto Rico(1)                             5.000       06/01/2025         862,740
   3,350,000   University of Puerto Rico(1)                             5.000       06/01/2025       2,890,179
   3,000,000   University of Puerto Rico, Series Q(1)                   5.000       06/01/2030       2,512,080
     150,000   University of V.I., Series A(1)                          5.250       12/01/2023         122,984
     710,000   University of V.I., Series A(1)                          5.375       06/01/2034         535,489
   1,000,000   University of V.I., Series A(1)                          6.000       12/01/2024         852,830
      40,000   University of V.I., Series A(1)                          6.250       12/01/2029          33,416
      60,000   V.I. HFA, Series A(1)                                    6.500       03/01/2025          56,489
   5,000,000   V.I. Public Finance Authority (Hovensa Coker)(1)         6.500       07/01/2021       4,229,250
   1,515,000   V.I. Public Finance Authority, Series A(1)               6.375       10/01/2019       1,535,543
     325,000   V.I. Public Finance Authority, Series E(1)               5.875       10/01/2018         296,114
   2,500,000   V.I. Public Finance Authority, Series E(1)               6.000       10/01/2022       2,183,175
   1,100,000   V.I. Tobacco Settlement Financing Corp.                  6.500(6)    05/15/2035          92,499
   2,050,000   V.I. Tobacco Settlement Financing Corp.                  6.875(6)    05/15/2035         158,383
   3,100,000   V.I. Tobacco Settlement Financing Corp.                  7.625(6)    05/15/2035         201,717
     175,000   V.I. Water & Power Authority(1)                          5.300       07/01/2021         143,951
                                                                                                 -------------
                                                                                                   188,187,573
TOTAL INVESTMENTS, AT VALUE (COST $968,700,372)-137.6%                                             720,832,624
LIABILITIES IN EXCESS OF OTHER ASSETS-(37.6)                                                      (197,001,225)
                                                                                                 -------------
NET ASSETS-100.0%                                                                                $ 523,831,399
                                                                                                 =============

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Issue is in default. See accompanying Notes

(3.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes

(4.) Illiquid security. The aggregate value of illiquid securities as of October
     31, 2008 was $33,804,463, which represents 6.45% of the Fund's net assets. See accompanying Notes.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) Zero coupon bond reflects effective yield on the date of purchase.

(7.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:


     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)


     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                           SECURITIES        INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $         --           $--
Level 2--Other Significant Observable Inputs     720,832,624            --


                   10 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

Level 3--Significant Unobservable Inputs                  --            --
                                                ------------           ---
   Total                                        $720,832,624           $--
                                                ============           ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
CoMC      Community Medical Center
DA        Dormitory Authority
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
GO        General Obligation
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency/Authority
HFC       Housing Finance Corp.
IPCFA     Industrial Pollution Control Financing Authority
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK       John Fitzgerald Kennedy
KMCC      Kensington Manor Care Center
NY/NJ     New York/New Jersey
NYS       New York State
PCFA      Pollution Control Finance Authority
ROLs      Residual Option Longs
RWJ       Robert Wood Johnson
SEAM      Sociedad Espanola de Auxilio Mutuo
TASC      Tobacco Settlement Asset-Backed Bonds
THGS      The House of the Good Shepard
THGSF     The House of the Good Shepard Foundation
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.


                   11 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $94,392,529 as of October 31, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value


                   12 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2008, municipal bond holdings with a value of $145,070,584 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $110,700,000 in short-term floating rate notes issued and outstanding at that date.

At October 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                      COUPON   MATURITY
   AMOUNT     INVERSE FLOATER(1)                                               RATE(2)     DATE        VALUE
-----------   --------------------------------------------------------------   -------   --------   -----------
$ 9,045,000   NJ EDA ROLs                                                      11.404%     3/1/30   $ 7,307,636
  4,520,000   NJ EDA ROLs                                                      11.404      3/1/28     3,947,858
 15,000,000   NJ Higher Education Assistance Authority (Student Loans) ROLs     7.985      6/1/30    12,442,650
  2,500,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.) DRIVERS    6.780     10/1/27     1,226,725
  3,080,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.) DRIVERS    8.280      4/1/30     2,133,793
  2,250,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.) DRIVERS    7.530     10/1/37     1,104,570
  2,840,000   NJ Hsg. & Mortgage Finance Agency ROLs(3)                         8.823     10/1/22       760,666
  2,500,000   NJ Reset Optional Certificates Trust II ROLs                     10.849      9/1/36     1,567,000
  2,305,000   Port Authority NY/NJ, 238th Series ROLs                          10.874    12/15/32     1,205,146
  5,250,000   Port Authority NY/NJ, 3205th Series DRIVERS                       7.530      7/1/46     3,750,443
  4,300,000   Puerto Rico Aqueduct & Sewer Authority ROLs                       3.010      7/1/47     2,707,022
  5,865,000   Puerto Rico Electric Power Authority ROLs(3)                      6.114      7/1/31    (3,782,925)
                                                                                                    -----------
                                                                                                    $34,370,584
                                                                                                    ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 11 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $18,012,075.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2008, securities with an aggregate market value of $1,947,697, representing 0.37% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                   13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

ILLIQUID SECURITIES

As of October 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.7097% as of October 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of October 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.7097%. Details of the borrowings for the period ended October 31, 2008 are as follows:

Average Daily Loan Balance    $62,205,435
Average Daily Interest Rate         3.017%
Fees Paid                     $ 3,392,091
Interest Paid                 $   286,847

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 977,663,673
                                 =============
Gross unrealized appreciation    $     155,211
Gross unrealized depreciation     (256,986,260)
                                 -------------
Net unrealized depreciation      $(256,831,049)
                                 =============


                   14 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND



Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY        VALUE
--------------                                                                     ------    ----------   -------------
MUNICIPAL BONDS AND NOTES--132.9%
PENNSYLVANIA--100.3%
$       10,000   Allegheny County, PA COP(1)                                        5.000%   12/01/2028   $       9,058
     6,975,000   Allegheny County, PA GO(2)                                         2.426(3) 11/01/2026       5,301,000
    15,550,000   Allegheny County, PA GO(2)                                         5.000    11/01/2032      14,326,837
    17,775,000   Allegheny County, PA GO(4)                                         2.426(3) 11/01/2026      13,509,000
       130,000   Allegheny County, PA HDA (Catholic Health East)(1)                 5.375    11/15/2022         115,673
        75,000   Allegheny County, PA HDA (Catholic Health East)(1)                 5.500    11/15/2032          61,403
        80,000   Allegheny County, PA HDA (Jefferson Regional Medical Center)(1)    5.125    05/01/2025          64,584
        25,000   Allegheny County, PA HDA (Jefferson Regional Medical Center)(1)    5.125    05/01/2029          19,026
     3,150,000   Allegheny County, PA HDA (Ohio Valley General Hospital)(1)         5.125    04/01/2035       2,092,703
     3,600,000   Allegheny County, PA HDA (Ohio Valley General Hospital)(1)         5.450    01/01/2028       2,766,384
        55,000   Allegheny County, PA HDA (Pittsburgh Mercy Health System)(1)       5.625    08/15/2026          56,282
        25,000   Allegheny County, PA HDA (The Covenant at South Hills)(4, 5)       7.700    02/01/2009           4,775
        25,000   Allegheny County, PA HDA (The Covenant at South Hills)(4, 5)       7.800    02/01/2009           4,775
     1,535,000   Allegheny County, PA HDA (The Covenant at South Hills)(4, 5)       8.625    02/01/2021         293,185
       305,000   Allegheny County, PA HDA (The Covenant at South Hills)(4, 5)       8.750    02/01/2031          58,255
    21,095,000   Allegheny County, PA HDA (UPMC Health System)(4)                   2.696(3) 02/01/2037      11,285,825
         5,000   Allegheny County, PA HDA (UPMC Health System)(1)                   5.000    11/01/2016           4,863
        10,000   Allegheny County, PA HDA (UPMC Health System)(1)                   5.000    12/15/2018           8,834
        20,000   Allegheny County, PA HDA (UPMC Health System)(1)                   5.000    11/01/2023          17,930
        50,000   Allegheny County, PA HEBA (Chatham College)(1)                     5.250    11/15/2019          43,139
     2,020,000   Allegheny County, PA HEBA (Chatham College)(1)                     5.750    11/15/2028       1,683,710
     8,000,000   Allegheny County, PA HEBA (Chatham College)(1)                     5.750    11/15/2035       6,372,560
       955,000   Allegheny County, PA HEBA (Chatham College)(1)                     5.850    03/01/2022         850,810
     1,000,000   Allegheny County, PA HEBA (Chatham College)(1)                     5.950    03/01/2032         832,200
     2,500,000   Allegheny County, PA HEBA (Robert Morris University)(1)            5.900    10/15/2028       1,978,725
        15,000   Allegheny County, PA HEBA (Robert Morris University)(1)            6.000    05/01/2028          12,050
     2,000,000   Allegheny County, PA HEBA (Robert Morris University)(1)            6.000    10/15/2038       1,522,280
       115,000   Allegheny County, PA HEBA (Thiel College)(1)                       5.375    11/15/2019          95,803
       110,000   Allegheny County, PA HEBA (Thiel College)(1)                       5.375    11/15/2029          78,489
     3,245,000   Allegheny County, PA HEBA (Waynesburg College)(1)                  4.800    05/01/2036       2,431,998
        10,000   Allegheny County, PA IDA (ARC Allegheny Foundation)(1)             5.000    12/01/2028           8,025


                  1 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY        VALUE
--------------                                                                     ------    ----------   -------------
PENNSYLVANIA CONTINUED
  $  1,000,000   Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)(1)         5.000%   09/01/2021   $     817,620
     1,250,000   Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)(1)         5.100    09/01/2026         969,950
     1,360,000   Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)(1)         5.125    09/01/2031       1,002,293
       100,000   Allegheny County, PA IDA (USX Corp.)(1)                            5.500    12/01/2029          75,131
       400,000   Allegheny County, PA IDA (USX Corp.)(1)                            5.600    09/01/2030         295,060
        25,000   Allegheny County, PA IDA (USX Corp.)(1)                            6.000    01/15/2014          23,354
       270,000   Allegheny County, PA IDA (USX Corp.)(1)                            6.100    01/15/2018         241,026
        20,000   Allegheny County, PA IDA (USX Corp.)(1)                            6.100    07/15/2020          17,349
     2,170,000   Allegheny County, PA Redevel. Authority (Pittsburgh Mills)(1)      5.100    07/01/2014       1,889,614
    23,750,000   Allegheny County, PA Redevel. Authority (Pittsburgh Mills)(1)      5.600    07/01/2023      18,099,638
       255,000   Allegheny County, PA Redevel. Authority (Robinson Mall)(1)         6.875    11/01/2017         252,565
     1,780,000   Allegheny County, PA Residential Finance Authority
                    (Broadview Manor Apartments)(1)                                 5.950    01/20/2043       1,391,800
     3,110,000   Allegheny County, PA Residential Finance Authority
                    (Cambridge Square Apartments)(1)                                4.600    01/15/2037       2,459,544
     1,370,000   Allegheny County, PA Residential Finance Authority
                    (Independence House Apartments)(1)                              6.100    01/20/2043       1,095,685
       230,000   Allegheny County, PA Residential Finance Authority
                    (Single Family Mtg.)(1)                                         4.850    11/01/2028         176,587
     1,975,000   Allegheny County, PA Residential Finance Authority
                    (Single Family Mtg.)(1)                                         4.950    11/01/2037       1,416,865
     1,200,000   Allegheny County, PA Residential Finance Authority
                    (Single Family Mtg.)(1)                                         5.000    05/01/2035         899,796
       450,000   Allegheny County, PA Residential Finance Authority (Single
                    Family Mtg.)(1)                                                 5.150    11/01/2016         433,103
     1,780,000   Allegheny County, PA Residential Finance Authority
                    (Versailles Apartments)(1)                                      6.160    01/20/2043       1,436,300
     4,000,000   Allegheny, PA Airport Authority (Pittsburgh International
                    Airport)(1)                                                     5.000    01/01/2018       3,615,800
         5,000   Armstrong County, PA IDA (Kittanning Care Center)(1)               5.375    08/20/2012           5,155
         5,000   Beaver County, PA Hospital Authority (Valley Health System)(1)     5.000    05/15/2028           4,321
       135,000   Beaver County, PA IDA (J. Ray McDermott and Company)(1)            6.800    02/01/2009         135,154
       280,000   Beaver County, PA IDA (Pennsylvania Power and Light
                    Company)(1)                                                     5.375    06/01/2028         232,786
        10,000   Bedford County, PA IDA (Brown Group)(1)                            7.125    02/01/2009           9,965
       300,000   Berks County, PA Municipal Authority (RHMC/HW Obligated
                    Group)(1)                                                       5.000    03/01/2028         263,424
        50,000   Blair County, PA IDA (The Village at Penn State Retirement
                    Community)(1)                                                   6.400    01/01/2012          47,732


                  2 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY        VALUE
--------------                                                                     ------    ----------   -------------
PENNSYLVANIA CONTINUED
$    4,140,000   Blair County, PA IDA (The Village at Penn State Retirement
                    Community)(1)                                                   6.900%   01/01/2022   $   3,569,425
     7,135,000   Blair County, PA IDA (The Village at Penn State Retirement
                    Community)(1)                                                   7.000    01/01/2034       5,934,394
        50,000   Blair County, PA IDA (The Village at Penn State Retirement
                    Community)(4, 5, 6)                                            10.000    01/01/2012           3,435
     1,580,000   Bonneauville Borough, PA Municipal Authority(1)                    5.250    06/01/2037       1,342,905
     2,000,000   Bonneauville Borough, PA Municipal Authority(1)                    5.300    06/01/2043       1,690,200
     5,500,000   Bradford County, PA IDA (International Paper Company)(1)           5.200    12/01/2019       4,118,400
       270,000   Bucks County, PA IDA (Chandler Hall Health Care Facility)(1)       5.700    05/01/2009         266,544
     1,000,000   Bucks County, PA IDA (Chandler Hall Health Care Facility)(1)       6.200    05/01/2019         823,090
        10,000   Bucks County, PA IDA (Chandler Hall Health Care Facility)(1)       6.300    05/01/2029           7,477
     1,000,000   Bucks County, PA IDA (Lutheran Community Telford Center)(1)        5.750    01/01/2027         724,000
     8,000,000   Bucks County, PA IDA (Pennsylvania Suburban Water
                    Company)(2)                                                     5.550    09/01/2032       6,553,355
       255,000   Bucks County, PA IDA (Pennsylvania Suburban Water
                    Company)(1)                                                     5.550    09/01/2032         208,855
        80,000   Bucks County, PA IDA (USX Corp.)(1)                                5.600    03/01/2033          59,210
         5,000   Butler County, PA Hospital Authority (Butler Memorial
                    Hospital)(1)                                                    5.250    07/01/2012           5,009
       145,000   Butler County, PA Hospital Authority (Butler Memorial
                    Hospital)(1)                                                    5.250    07/01/2016         145,262
        80,000   Butler County, PA Hospital Authority (Butler Memorial
                    Hospital)(1)                                                    5.250    07/01/2016          80,145
       480,000   Butler County, PA IDA (Greenview Gardens Apartments)(1)            6.000    07/01/2023         403,018
       880,000   Butler County, PA IDA (Greenview Gardens Apartments)(1)            6.250    07/01/2033         690,246
       200,000   Cambridge, PA Area Joint Authority(1)                              5.250    12/01/2021         199,242
     2,865,000   Cambridge, PA Area Joint Authority(1)                              6.000    12/01/2037       2,454,446
        10,000   Carbondale, PA Hsg. Corp.(1)                                       8.125    05/01/2019          10,271
       900,000   Chartiers Valley, PA Industrial and Commercial Devel.
                    Authority (Asbury Health Center)(1)                             5.750    12/01/2022         691,263
     7,890,000   Chester County, PA H&EFA (Chester County Hospital)(1)              5.875    07/01/2016       7,890,710
       750,000   Chester County, PA H&EFA (Chester County Hospital)(1)              6.750    07/01/2031         675,533
       245,000   Chester County, PA H&EFA (Devereaux Foundation)(1)                 5.500    05/01/2027         241,646
        25,000   Chester County, PA H&EFA (Immaculata College)(1)                   5.300    10/15/2011          24,322
        30,000   Chester County, PA H&EFA (Immaculata College)(1)                   5.400    10/15/2012          28,763
        65,000   Chester County, PA H&EFA (Immaculata College)(1)                   5.600    10/15/2018          55,223


                  3 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY        VALUE
--------------                                                                     ------    ----------   -------------
PENNSYLVANIA CONTINUED
$       25,000   Chester County, PA H&EFA (Immaculata College)(1)                   5.625%   10/15/2027   $      18,514
        45,000   Chester County, PA H&EFA (Jefferson Health System)(1)              5.250    05/15/2022          41,861
    23,915,000   Chester County, PA IDA (Aqua Pennsylvania)(2)                      5.000    02/01/2041      18,615,482
     1,100,000   Chester County, PA IDA (Collegium Charter School)(1)               5.000    04/15/2022         747,483
     7,595,000   Chester County, PA IDA (Collegium Charter School)(1)               5.500    04/15/2031       4,960,902
     1,000,000   Clarion County, PA Hospital Authority (Clarion Hospital)(1)        5.750    07/01/2012         975,430
        15,000   Clarion County, PA Hospital Authority (Clarion Hospital)(1)        5.750    07/01/2017          15,025
       800,000   Crawford County, PA Hospital Authority (Wesbury United
                    Methodist Community)(1)                                         6.125    08/15/2019         673,888
     1,000,000   Cumberland County, PA Municipal Authority (Diakon Lutheran
                    Ministries)(1)                                                  5.000    01/01/2027         753,250
     5,000,000   Cumberland County, PA Municipal Authority (Diakon Lutheran
                    Ministries)(1)                                                  5.000    01/01/2036       3,488,500
     1,000,000   Cumberland County, PA Municipal Authority (Presbyterian
                    Homes)(1)                                                       5.000    12/01/2020         891,970
     1,950,000   Cumberland County, PA Municipal Authority (Presbyterian
                    Homes)(1)                                                       5.000    12/01/2021       1,705,704
     6,605,000   Delaware County, PA Authority (Cabrini College)(1)                 5.500    07/01/2024       5,830,960
        60,000   Delaware County, PA Authority (CCMC)(1)                            5.300    12/01/2027          46,654
        15,000   Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated
                    Group)(1)                                                       5.375    12/01/2018          13,429
        25,000   Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated
                    Group)(1)                                                       6.250    12/15/2022          27,858
        25,000   Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated
                    Group)(1)                                                       6.250    12/15/2031          27,858
     2,500,000   Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated
                    Group)(1)                                                       5.000    12/15/2026       1,742,475
       120,000   Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA
                    Obligated Group)(1)                                             5.375    11/15/2023         119,263
     1,160,000   Delaware County, PA Authority (Neumann College)(1)                 6.000    10/01/2025       1,019,872
     2,530,000   Delaware County, PA Authority (Neumann College)(1)                 6.000    10/01/2031       2,124,669
     1,000,000   Delaware County, PA Authority (Neumann College)(1)                 6.125    10/01/2034         842,790
     3,000,000   Delaware County, PA Authority (Neumann College)(1)                 6.250    10/01/2038       2,637,600
    18,705,000   Delaware County, PA IDA (Aqua Pennsylvania)(2)                     5.000    11/01/2038      14,693,054
    11,055,000   Delaware County, PA IDA (Aqua Pennsylvania)(2)                     5.000    11/01/2038       8,708,714
     4,580,000   Delaware County, PA IDA (Naamans Creek)(1)                         7.000    12/01/2036       3,756,562
     5,370,000   Delaware County, PA IDA (Pennsylvania Suburban Water
                    Company)(1)                                                     5.150    09/01/2032       4,160,032


                  4 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY        VALUE
--------------                                                                     ------    ----------   -------------
PENNSYLVANIA CONTINUED
$       45,000   Delaware County, PA IDA (Philadelphia Suburban Water
                    Company)(1)                                                     5.350%   10/01/2031   $      36,243
        45,000   Delaware County, PA IDA (Philadelphia Suburban Water
                    Company)(1)                                                     6.000    06/01/2029          39,949
        50,000   Delaware River Port Authority PA/NJ(1)                             5.000    01/01/2026          47,189
        10,000   Derry Township, PA GO(1)                                           5.700    09/15/2013          10,023
        25,000   Derry Township, PA Municipal Authority(1)                          5.100    12/01/2020          24,999
        15,000   East Hempfield Township, PA IDA (Homestead Village)(1)             6.375    11/01/2023          11,400
       140,000   Erie County, PA IDA (International Paper Company)(1)               5.000    11/01/2018         105,405
        10,000   Erie County, PA IDA (International Paper Company)(1)               5.850    12/01/2020           7,938
     3,000,000   Erie, PA Higher Education Building Authority (Mercyhurst
                    College)(1)                                                     5.500    03/15/2038       2,263,440
     2,505,000   Erie-Western PA Port Authority(1)                                  5.125    06/15/2016       2,355,376
        60,000   Falls Township, PA Hospital Authority (Delaware Valley
                    Medical Center)(1)                                              7.000    08/01/2022          60,397
     5,585,000   Fayette County, PA Redevel. Authority (Fayette Crossing)(1)        7.000    09/01/2019       5,192,095
        25,000   Ferndale, PA Area School District GO(1)                            6.750    07/15/2009          25,093
        45,000   Franklin County, PA IDA (The Chambersburg Hospital)(1)             5.000    07/01/2022          36,952
        10,000   Gettysburg, PA Municipal Authority (Gettysburg College)(1)         5.000    08/15/2023           9,645
        10,000   Grove City, PA Area Hospital Authority (United Community
                    Hospital)(1)                                                    5.250    07/01/2012           9,538
        35,000   Grove City, PA Area Hospital Authority (United Community
                    Hospital)(1)                                                    5.250    07/01/2012          33,382
     1,000,000   Harveys Lake, PA General Municipal Authority (Misericordia
                    University)(1)                                                  6.000    05/01/2019         906,480
     7,220,000   Horsham, PA Industrial and Commercial Devel. Authority
                    (Pennsylvania LTC)(1)                                           6.000    12/01/2037       4,897,182
        90,000   Indiana County, PA IDA Pollution Control (Metropolitan
                    Edison Company)(1)                                              5.950    05/01/2027          80,658
       115,000   Indiana County, PA IDA Pollution Control (PSEG Power LLC)(1)       5.850    06/01/2027          90,526
     1,580,000   Jefferson County, PA GO(1)                                         5.625    06/01/2028       1,386,766
     5,075,000   Jefferson County, PA GO(1)                                         5.875    06/01/2035       4,411,850
        10,000   Lancaster County, PA Hospital Authority (Lancaster General
                    Hospital)(1)                                                    5.500    03/15/2026          10,958
        25,000   Lancaster County, PA Hospital Authority (Landis Homes
                    Retirement Community)(1)                                        5.700    09/01/2018          19,885
        20,000   Lancaster County, PA Hospital Authority (Landis Homes
                    Retirement Community)(1)                                        5.750    09/01/2023          14,857
        25,000   Lancaster County, PA Hospital Authority (St. Anne's Home
                    for the Aged)(1)                                                6.500    04/01/2015          23,525


                  5 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY         VALUE
--------------                                                                     ------    ----------   --------------
PENNSYLVANIA CONTINUED
$       25,000   Lancaster County, PA Solid Waste Management Authority(1)          5.000%    12/15/2014   $       23,898
        10,000   Latrobe, PA IDA (St. Vincent College)(1)                          5.375     05/01/2013           10,228
        10,000   Latrobe, PA IDA (St. Vincent College)(1)                          5.375     05/01/2018            8,924
        35,000   Latrobe, PA IDA (St. Vincent College)(1)                          5.700     05/01/2031           28,260
    14,025,000   Lawrence County, PA IDA (Shenango Presbyterian Center)(1)         5.625     11/15/2037        9,018,496
     1,020,000   Lehigh County, PA GPA (Bible Fellowship Church Home)(1)           6.000     12/15/2023          781,473
     1,060,000   Lehigh County, PA GPA (Bible Fellowship Church Home)(1)           7.625     11/01/2021          995,361
       750,000   Lehigh County, PA GPA (Bible Fellowship Church Home)(1)           7.750     11/01/2033          690,638
     1,265,000   Lehigh County, PA GPA (Kidspeace Obligated Group)(1)              5.800     11/01/2012        1,139,297
     8,190,000   Lehigh County, PA GPA (Kidspeace Obligated Group)(1)              6.000     11/01/2018        6,268,380
     2,000,000   Lehigh County, PA GPA (Kidspeace Obligated Group)(1)              6.000     11/01/2018        1,530,740
     1,100,000   Lehigh County, PA GPA (Kidspeace Obligated Group)(1)              6.000     11/01/2023          759,132
     3,600,000   Lehigh County, PA GPA (Kidspeace Obligated Group)(1)              6.000     11/01/2023        2,484,432
       115,000   Lehigh County, PA GPA (Lehigh Valley Hospital)(1)                 5.625     07/01/2015          115,006
       250,000   Lehigh County, PA Water Authority(1)                              5.000     11/01/2019          247,500
        10,000   Luzerne County, PA Flood Protection Authority(1)                  5.000     01/15/2023            9,501
    22,510,000   Luzerne County, PA IDA (Pennsylvania-American Water
                    Company)(2)                                                    5.100     09/01/2034       16,952,281
       170,000   Lycoming County, PA Hospital Authority (MVH/DPH Obligated
                    Group)(1)                                                      5.250     11/15/2015          165,036
        30,000   Lycoming County, PA Hospital Authority (MVH/DPH Obligated
                    Group)(1)                                                      5.500     11/15/2022           25,993
        70,000   Lycoming County, PA Hospital Authority (WH/NCPHS Obligated
                    Group)(1)                                                      5.250     11/15/2015           67,956
        50,000   Lycoming County, PA Hospital Authority (WH/NCPHS Obligated
                    Group)(1)                                                      5.375     11/15/2010           50,014
        30,000   Mars, PA Area School District(1)                                  5.000     09/01/2027           28,899
     2,730,000   McKean County, PA Hospital Authority (Bradford Hospital)(1)       5.000     10/01/2020        1,979,359
     2,900,000   McKean County, PA Hospital Authority (Bradford Hospital)(1)       5.250     10/01/2030        1,867,919
       645,000   Millcreek, PA Richland Joint Authority(1)                         5.250     08/01/2022          567,026
     1,355,000   Millcreek, PA Richland Joint Authority(1)                         5.375     08/01/2027        1,151,940
       875,000   Millcreek, PA Richland Joint Authority(1)                         5.375     08/01/2027          743,873
     1,000,000   Millcreek, PA Richland Joint Authority(1)                         5.500     08/01/2037          807,940
     2,445,000   Millcreek, PA Richland Joint Authority(1)                         5.500     08/01/2037        1,975,413


                   6 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY         VALUE
--------------                                                                     ------    ----------   --------------
PENNSYLVANIA CONTINUED
$       75,000   Monroe County, PA Hospital Authority (Pocono Medical
                    Center)(1)                                                     5.625%    01/01/2032   $       59,304
        10,000   Montgomery County, PA HEHA (Abington Memorial Hospital)(1)        5.000     06/01/2028            8,773
        20,000   Montgomery County, PA HEHA (Abington Memorial Hospital)(1)        5.125     06/01/2027           15,835
        20,000   Montgomery County, PA HEHA (Abington Memorial Hospital)(1)        5.125     06/01/2032           14,905
       110,000   Montgomery County, PA HEHA (Holy Redeemer Health System)(1)       5.250     10/01/2023           97,083
        50,000   Montgomery County, PA HEHA (Holy Redeemer Health System)(1)       5.250     10/01/2027           42,668
        80,000   Montgomery County, PA HEHA (Holy Redeemer Physician &
                    Ambulatory Services)(1)                                        5.250     10/01/2023           66,642
       850,000   Montgomery County, PA IDA (ACTS Retirement Life
                    Community)(1)                                                  5.250     11/15/2028          648,958
       270,000   Montgomery County, PA IDA (Pennsylvania-American Water
                    Company)(1)                                                    5.050     06/01/2029          210,911
     3,840,000   Montgomery County, PA IDA (Wordsworth Academy)(1)                 8.000     09/01/2024        3,585,638
        80,000   New Morgan, PA IDA (Browning-Ferris Industries)(1)                6.500     04/01/2019           64,025
     2,085,000   New Wilmington, PA Municipal Authority (Westminster
                    College)(1)                                                    5.000     05/01/2027        1,693,270
       170,000   Northampton County, PA IDA (Moravian Hall Square)(1)              5.350     07/01/2010          170,141
        25,000   Northampton County, PA IDA (Moravian Hall Square)(1)              5.550     07/01/2014           25,000
        40,000   Northampton County, PA IDA (Moravian Hall Square)(1)              5.700     07/01/2020           37,703
       390,000   Northeastern PA Hospital & Education Authority (WVHCS)(1)         5.250     01/01/2026          316,029
       830,000   Northumberland County, PA IDA (Aqua Pennsylvania)(1)              5.050     10/01/2039          593,633
     1,205,000   Northumberland County, PA IDA (NHS Youth Services)(1)             5.500     02/15/2033          835,752
     1,795,000   Northumberland County, PA IDA (NHS Youth Services)(1)             7.500     02/15/2029        1,625,678
     3,800,000   Northumberland County, PA IDA (NHS Youth Services)(1)             7.750     02/15/2029        3,532,784
    11,400,000   PA EDFA (30th Street Garage)(1)                                   5.875     06/01/2033        9,182,472
        50,000   PA EDFA (Amtrak)(1)                                               6.000     11/01/2011           50,595
       250,000   PA EDFA (Amtrak)(1)                                               6.125     11/01/2021          222,718
     5,005,000   PA EDFA (Amtrak)(1)                                               6.250     11/01/2031        4,045,942
    12,475,000   PA EDFA (Amtrak)(1)                                               6.375     11/01/2041        9,970,270
    40,000,000   PA EDFA (Bionol Clearfield)(1)                                    8.500     07/15/2015       35,394,400
       500,000   PA EDFA (Fayette Thermal)(1)                                      5.250     12/01/2016          416,630
        35,000   PA EDFA (Fayette Thermal)(1)                                      5.500     12/01/2021           26,916


                   7 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY         VALUE
--------------                                                                     ------    ----------   --------------
PENNSYLVANIA CONTINUED
$   14,700,000   PA EDFA (National Gypsum Company)(1)                              6.125%    11/01/2027   $    8,949,654
     5,000,000   PA EDFA (National Gypsum Company)(1)                              6.250     11/01/2027        3,045,700
     4,100,000   PA EDFA (Northampton Generating)(1)                               6.400     01/01/2009        4,052,604
     8,515,000   PA EDFA (Northampton Generating)(1)                               6.500     01/01/2013        7,780,241
    21,800,000   PA EDFA (Northampton Generating)(1)                               6.600     01/01/2019       18,522,152
     1,200,000   PA EDFA (Northampton Generating)(1)                               6.875     01/01/2011        1,134,960
    12,000,000   PA EDFA (Northampton Generating)(1)                               6.950     01/01/2021        9,237,840
        45,000   PA EDFA (Northwestern Human Services)(1)                          5.125     06/01/2018           34,130
     3,000,000   PA EDFA (Northwestern Human Services)(1)                          5.250     06/01/2028        1,947,750
    10,000,000   PA EDFA (Reliant Energy)(1)                                       6.750     12/01/2036        6,660,800
     8,000,000   PA EDFA (Reliant Energy)(1)                                       6.750     12/01/2036        5,328,640
     2,000,000   PA EDFA (Reliant Energy)(1)                                       6.750     12/01/2036        1,332,160
    21,500,000   PA EDFA (Reliant Energy/Reliant Seward Obligated Group)(1)        6.750     12/01/2036       14,320,720
    57,825,000   PA EDFA (USG Corp.)(1)                                            6.000     06/01/2031       37,479,852
     4,870,000   PA EDFA (Waste Management)(1)                                     5.100     10/01/2027        3,312,623
    20,000,000   PA Geisinger Authority Health System (Geisinger Health
                    System Foundation)(2)                                          2.646(3)  05/01/2037        9,418,703
     8,000,000   PA Geisinger Authority Health System (Geisinger Health
                    System Foundation)(4)                                          2.646(3)  05/01/2037        3,800,000
       700,000   PA Harrisburg University Authority (Harrisburg University
                    of Science)(1)                                                 5.400     09/01/2016          614,019
        50,000   PA HEFA (Allegheny College)(1)                                    5.000     11/01/2026           45,412
     3,185,000   PA HEFA (Allegheny Delaware Valley Obligated Group)(1)            5.875     11/15/2021        2,470,636
     1,025,000   PA HEFA (Assoc. of Independent Colleges & Universities)(1)        5.125     05/01/2032          819,898
       100,000   PA HEFA (California University of Pennsylvania Student
                    Assoc.)(1)                                                     5.000     07/01/2028           66,329
       110,000   PA HEFA (California University of Pennsylvania Student
                    Assoc.)(1)                                                     6.750     09/01/2032           94,567
        50,000   PA HEFA (California University of Pennsylvania Student
                    Assoc.)(1)                                                     6.800     09/01/2025           45,290
     1,475,000   PA HEFA (College of Science & Agriculture)(1)                     5.350     04/15/2028        1,091,397
     1,460,000   PA HEFA (Delaware Valley College of Science &
                    Agriculture)(1)                                                5.650     04/15/2025        1,166,014
       815,000   PA HEFA (Delaware Valley College of Science & Agriculture)(1)     5.750     04/15/2029          630,460
       220,000   PA HEFA (Delaware Valley College of Science & Agriculture)(1)     5.750     04/15/2034          164,243
     3,210,000   PA HEFA (Delaware Valley College of Science & Agriculture)(1)     5.800     04/15/2030        2,469,614
     3,385,000   PA HEFA (Delaware Valley College of Science & Agriculture)(1)     5.800     04/15/2033        2,555,777
        55,000   PA HEFA (Drexel University)(1)                                    5.750     05/01/2022           55,464
     2,500,000   PA HEFA (Edinboro University Foundation)(1)                       5.750     07/01/2028        1,934,650


                   8 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY         VALUE
--------------                                                                     ------    ----------   --------------
PENNSYLVANIA CONTINUED
$    5,500,000   PA HEFA (Edinboro University Foundation)(1)                       5.875%    07/01/2038   $    4,088,315
     5,825,000   PA HEFA (Edinboro University Foundation)(1)                       6.000     07/01/2042        4,340,033
     1,830,000   PA HEFA (Elizabethtown College)(1)                                5.000     12/15/2021        1,624,070
     4,000,000   PA HEFA (Elizabethtown College)(1)                                5.000     12/15/2027        3,325,320
       100,000   PA HEFA (Frontier II)(1)                                          5.125     04/01/2033           78,395
     2,000,000   PA HEFA (La Salle University)(1)                                  5.000     05/01/2037        1,373,300
        50,000   PA HEFA (La Salle University)(1)                                  5.500     05/01/2034           40,114
     1,490,000   PA HEFA (Marywood University)(1)                                  5.125     06/01/2029        1,242,943
       140,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                         5.500     11/15/2008          139,987
        70,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                         5.875     11/15/2016           56,481
    35,085,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                         5.875     11/15/2016       28,309,034
     9,740,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(4)                         5.875     11/15/2021        7,555,415
       250,000   PA HEFA (Philadelphia University)(1)                              5.000     06/01/2035          173,660
     3,000,000   PA HEFA (Philadelphia University)(1)                              5.125     06/01/2025        2,351,490
     2,000,000   PA HEFA (Philadelphia University)(1)                              5.250     06/01/2032        1,487,940
       105,000   PA HEFA (St. Francis University)(1)                               5.750     11/01/2023           86,081
     3,925,000   PA HEFA (St. Francis University)(1)                               6.250     11/01/2018        3,584,114
        25,000   PA HEFA (University of the Arts)(1)                               5.750     03/15/2030           21,709
       100,000   PA HEFA (UPMC Health System)(1)                                   5.000     08/01/2029           85,155
        30,000   PA HEFA (UPMC Health System)(1)                                   6.000     01/15/2031           28,550
       650,000   PA HEFA (Widener University)(1)                                   5.000     07/15/2026          529,958
       100,000   PA HEFA (Widener University)(1)                                   5.250     07/15/2024           86,560
        70,000   PA HEFA (Widener University)(1)                                   5.400     07/15/2036           56,659
    30,515,000   PA HFA (Single Family Mtg.)(2)                                    4.700     10/01/2037       20,741,719
        35,000   PA HFA (Single Family Mtg.)(1)                                    4.700     10/01/2037           23,759
     2,120,000   PA HFA (Single Family Mtg.)(1)                                    5.450     10/01/2032        2,028,501
    34,705,000   PA HFA (Single Family Mtg.), Series 100A(2)                       5.350     10/01/2033       27,897,027
    15,000,000   PA HFA (Single Family Mtg.), Series 102A(2)                       5.500     10/01/2034       12,203,325
     2,500,000   PA HFA (Single Family Mtg.), Series 102A(1)                       5.375     10/01/2028        2,104,675
        85,000   PA HFA (Single Family Mtg.), Series 102A(1)                       5.500     10/01/2034           69,151
       260,000   PA HFA (Single Family Mtg.), Series 61A(1)                        5.500     04/01/2029          259,418
     4,715,000   PA HFA (Single Family Mtg.), Series 61A(1)                        5.500     04/01/2029        4,704,438
        25,000   PA HFA (Single Family Mtg.), Series 62A(1)                        5.200     10/01/2011           25,218
       570,000   PA HFA (Single Family Mtg.), Series 63A(1)                        5.448(7)  04/01/2030          118,019
        60,000   PA HFA (Single Family Mtg.), Series 64(1)                         5.000     10/01/2017           56,302
         5,000   PA HFA (Single Family Mtg.), Series 66A(1)                        5.650     04/01/2029            5,000
     2,220,000   PA HFA (Single Family Mtg.), Series 67A(1)                        5.400     10/01/2024        2,079,763
     4,740,000   PA HFA (Single Family Mtg.), Series 70A(1)                        5.800     04/01/2027        4,250,642
     8,000,000   PA HFA (Single Family Mtg.), Series 72A(2)                        5.250     04/01/2021        7,132,086
    18,000,000   PA HFA (Single Family Mtg.), Series 72A(2)                        5.350     10/01/2031       14,668,200
       190,000   PA HFA (Single Family Mtg.), Series 72A(1)                        5.350     10/01/2031          154,827
    11,400,000   PA HFA (Single Family Mtg.), Series 73A(2)                        5.350     10/01/2022       10,134,366
    11,020,000   PA HFA (Single Family Mtg.), Series 74B(1)                        5.150     10/01/2022        9,610,873


                   9 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY         VALUE
--------------                                                                     ------    ----------   --------------
PENNSYLVANIA CONTINUED
$    2,930,000   PA HFA (Single Family Mtg.), Series 74B(1)                        5.250%    04/01/2032   $    2,340,718
     4,170,000   PA HFA (Single Family Mtg.), Series 95A(1)                        4.875     10/01/2031        3,096,892
    11,710,000   PA HFA (Single Family Mtg.), Series 96A(2)                        4.700     10/01/2037        7,941,622
     4,380,000   PA HFA (Single Family Mtg.), Series 97A(1)                        5.500     10/01/2032        4,037,353
     8,495,000   PA HFA (Single Family Mtg.), Series 98A(1)                        4.850     10/01/2031        6,273,048
     9,000,000   PA HFA (Single Family Mtg.), Series 99A(2)                        5.250     10/01/2032        7,177,054
    15,505,000   PA HFA (Single Family Mtg.), Series 99A(2)                        5.300     10/01/2037       12,072,528
     9,180,000   PA HFA (Single Family Mtg.), Series 99A(2)                        5.450     10/01/2021        8,336,725
    10,000,000   PA HFA (Single Family Mtg.), Series B(1)                          5.100     10/01/2020        8,881,100
        55,000   PA Intergovernmental Cooperative Authority(1)                     5.000     06/15/2021           53,492
     1,265,000   PA Southcentral General Authority (Hanover Hospital)(1)           5.000     12/01/2020        1,046,585
     1,400,000   PA Southcentral General Authority (Hanover Hospital)(1)           5.000     12/01/2023        1,098,776
     2,245,000   PA Southcentral General Authority (Hanover Hospital)(1)           5.000     12/01/2025        1,703,933
     3,265,000   PA Southcentral General Authority (Hanover Hospital)(1)           5.000     12/01/2026        2,455,998
       950,000   PA Southcentral General Authority (Hanover Hospital)(1)           5.000     12/01/2027          706,306
     2,510,000   PA Southcentral General Authority (Hanover Hospital)(1)           5.000     12/01/2028        1,843,118
     1,470,000   PA Southcentral General Authority (Hanover Hospital)(1)           5.000     12/01/2030        1,047,992
    26,100,000   PA St. Mary Hospital Authority (Catholic Health East)(4)          2.709(3)  11/15/2034       17,226,000
        50,000   PA St. Mary Hospital Authority (Franciscan Health)(1)             7.000     06/15/2015           50,449
        15,000   PA State Public School Building Authority (Butler
                    College)(1)                                                    5.400     07/15/2012           15,424
         5,000   PA State Public School Building Authority (Chester Upland
                    School District)(1)                                            5.150     11/15/2026            4,774
         5,000   PA Turnpike Commission(1)                                         5.000     12/01/2023            4,820
       300,000   PA West Shore Area Hospital Authority (Holy Spirit
                    Hospital)(1)                                                   6.250     01/01/2032          254,988
        10,000   Patterson Township, PA Municipal Authority(1)                     5.500     04/15/2011           10,012
        25,000   Penn Hills, PA GO(1)                                              5.850     12/01/2014           25,058
    10,000,000   Philadelphia, PA Airport(2)                                       5.000     06/15/2032        7,633,216
       235,000   Philadelphia, PA Airport(1)                                       5.375     06/15/2015          225,370
        15,000   Philadelphia, PA Airport, Series B(1)                             5.250     06/15/2031           11,840
         5,000   Philadelphia, PA Authority for Industrial Devel.(1)               5.250     10/01/2030            5,371
       100,000   Philadelphia, PA Authority for Industrial Devel. (Aero
                    Philadelphia)(1)                                               5.250     01/01/2009           99,511
     6,720,000   Philadelphia, PA Authority for Industrial Devel. (Aero
                    Philadelphia)(1)                                               5.500     01/01/2024        4,951,699
     3,870,000   Philadelphia, PA Authority for Industrial Devel. (Air Cargo)(1)   7.500     01/01/2025        3,502,776


                  10 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY         VALUE
--------------                                                                     ------    ----------   --------------
PENNSYLVANIA CONTINUED
$       25,000   Philadelphia, PA Authority for Industrial Devel. (American
                    College of Physicians)(1)                                      6.000%    06/15/2030   $       23,920
     1,150,000   Philadelphia, PA Authority for Industrial Devel. (Baptist
                    Home of Philadelphia)(1)                                       5.500     11/15/2018          892,642
       786,000   Philadelphia, PA Authority for Industrial Devel. (Baptist
                    Home of Philadelphia)(1)                                       5.600     11/15/2028          540,784
        20,000   Philadelphia, PA Authority for Industrial Devel. (Cathedral
                    Village)(1)                                                    5.600     04/01/2012           19,749
        35,000   Philadelphia, PA Authority for Industrial Devel. (Cathedral
                    Village)(1)                                                    5.700     04/01/2015           35,072
       450,000   Philadelphia, PA Authority for Industrial Devel. (Cathedral
                    Village)(1)                                                    6.750     04/01/2023          382,235
     1,100,000   Philadelphia, PA Authority for Industrial Devel. (Cathedral
                    Village)(1)                                                    6.875     04/01/2034          905,685
     2,750,000   Philadelphia, PA Authority for Industrial Devel.
                    (First Mtg.-CPAP)(1)                                           6.125     04/01/2019        1,721,775
     8,000,000   Philadelphia, PA Authority for Industrial Devel.
                    (Philadelphia Airport System), Series A(2)                     5.400     07/01/2022        6,950,227
        30,000   Philadelphia, PA Authority for Industrial Devel.
                    (Philadelphia Airport)(1)                                      5.000     07/01/2019           26,310
    19,710,000   Philadelphia, PA Authority for Industrial Devel.
                    (Philadelphia Airport)(2)                                      5.000     06/15/2032       16,149,937
        10,000   Philadelphia, PA Authority for Industrial Devel.
                    (Philadelphia Airport)(1)                                      5.125     07/01/2020            8,698
     3,915,000   Philadelphia, PA Authority for Industrial Devel.
                    (Philadelphia Airport)(1)                                      5.125     07/01/2028        3,119,276
       115,000   Philadelphia, PA Authority for Industrial Devel.
                    (Philadelphia Airport)(1)                                      5.250     07/01/2028           93,352
     1,640,000   Philadelphia, PA Authority for Industrial Devel. (Richard
                    Allen Prep Charter School)(1)                                  6.250     05/01/2033        1,252,845
     1,370,000   Philadelphia, PA Authority for Industrial Devel. (Stapeley
                    Germantown)(1)                                                 5.000     01/01/2015        1,180,022
     1,580,000   Philadelphia, PA Authority for Industrial Devel. (Stapeley
                    Germantown)(1)                                                 5.125     01/01/2021        1,160,257
     1,400,000   Philadelphia, PA Authority for Industrial Devel. Senior
                    Living (Arbor House)(1)                                        6.100     07/01/2033        1,119,118
       780,000   Philadelphia, PA Authority for Industrial Devel. Senior
                    Living (GIH/PPAM)(1)                                           5.125     07/01/2016          696,197
     1,240,000   Philadelphia, PA Authority for Industrial Devel. Senior
                    Living (Miriam and Robert M. Rieder House)(1)                  6.100     07/01/2033          991,219
     3,000,000   Philadelphia, PA Authority for Industrial Devel. Senior
                    Living (Presbyterian Homes Germantown)(1)                      5.625     07/01/2035        2,237,250
     1,160,000   Philadelphia, PA Authority for Industrial Devel. Senior
                    Living (Robert Saligman House)(1)                              6.100     07/01/2033          927,269
        25,000   Philadelphia, PA Gas Works(1)                                     5.000     07/01/2014           25,037
        15,000   Philadelphia, PA Gas Works(1)                                     5.000     07/01/2026           14,013
     1,210,000   Philadelphia, PA H&HEFA (Centralized Comprehensive Human
                    Services)(1)                                                   7.250     01/01/2021        1,100,568


                  11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY         VALUE
--------------                                                                     ------    ----------   --------------
PENNSYLVANIA CONTINUED
$       80,000   Philadelphia, PA H&HEFA (Jefferson Health System)(1)              5.000%    05/15/2018   $       76,147
        60,000   Philadelphia, PA H&HEFA (North Philadelphia Health
                    System)(1)                                                     5.375     01/01/2028           54,550
    19,420,000   Philadelphia, PA H&HEFA (Temple University Hospital)(1)           5.500     07/01/2026       14,235,831
        10,000   Philadelphia, PA H&HEFA (Temple University Hospital)(1)           6.500     11/15/2008            9,995
         5,000   Philadelphia, PA New Public Housing Authority(1)                  5.000     04/01/2012            5,201
        20,000   Philadelphia, PA Parking Authority, Series A(1)                   5.250     02/15/2029           18,651
     1,000,000   Philadelphia, PA Redevel. Authority (Beech Student Hsg.
                    Complex), Series A(1)                                          5.625     07/01/2023          785,340
     1,500,000   Philadelphia, PA Redevel. Authority (Beech Student Hsg.
                    Complex), Series A(1)                                          5.625     07/01/2028        1,090,020
       175,000   Philadelphia, PA Redevel. Authority (Multifamily Hsg.)(1)         5.450     02/01/2023          167,788
     2,580,000   Philadelphia, PA Redevel. Authority (Pavilion Apartments)(1)      6.000     10/01/2023        2,244,213
     4,100,000   Philadelphia, PA Redevel. Authority (Pavilion Apartments)(1)      6.250     10/01/2032        3,370,036
    10,000,000   Philadelphia, PA Redevel. Authority (Residential Mtg.)(1)         4.750     12/01/2028        7,530,900
        10,000   Pittsburgh & Allegheny County, PA Public Auditorium
                    Authority(1)                                                   5.000     02/01/2024            9,428
        50,000   Pittsburgh & Allegheny County, PA Public Auditorium
                    Authority(1)                                                   5.000     02/01/2029           43,336
        40,000   Pittsburgh & Allegheny County, PA Public Auditorium
                    Authority(1)                                                   5.250     02/01/2031           36,891
     3,025,000   Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)(1)         6.130     01/20/2043        2,445,168
     1,290,000   Pittsburgh, PA Urban Redevel. Authority (West Park Court)(1)      4.900     11/20/2047          884,888
        20,000   Pittsburgh, PA Urban Redevel. Authority, Series A(1)              5.200     10/01/2020           17,927
        30,000   Pittsburgh, PA Urban Redevel. Authority, Series A(1)              5.250     10/01/2029           24,589
        15,000   Pittsburgh, PA Urban Redevel. Authority, Series A(1)              7.250     02/01/2024           14,970
        40,000   Pittsburgh, PA Urban Redevel. Authority, Series B(1)              5.350     10/01/2022           35,564
        60,000   Pittsburgh, PA Urban Redevel. Authority, Series C(1)              5.600     04/01/2020           55,736
        25,000   Pittsburgh, PA Urban Redevel. Authority, Series C(1)              5.700     04/01/2030           21,568
        35,000   Pittsburgh, PA Urban Redevel. Authority, Series C(1)              5.900     10/01/2022           32,971
       750,000   Pittsburgh, PA Urban Redevel. Authority, Series C(1)              5.950     10/01/2029          672,435
        10,000   Pittsburgh, PA Urban Redevel. Authority, Series C(1)              7.125     08/01/2013           10,005
        30,000   Potter County, PA Hospital Authority (Charles Cole Memorial
                    Hospital)(1)                                                   5.250     08/01/2028           22,947
       120,000   Potter County, PA Hospital Authority (Charles Cole Memorial
                    Hospital)(1)                                                   6.050     08/01/2024          113,245
     1,000,000   Pottsville, PA Hospital Authority (Pottsville Hospital &
                    Warne Clinic)(1)                                               5.500     07/01/2018          786,880


                  12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY         VALUE
--------------                                                                     ------    ----------   --------------
PENNSYLVANIA CONTINUED
$      390,000   Pottsville, PA Hospital Authority (Pottsville Hospital &
                    Warne Clinic)(1)                                               5.500%    07/01/2018   $      306,883
     4,170,000   Pottsville, PA Hospital Authority (Pottsville Hospital &
                    Warne Clinic)(1)                                               5.625     07/01/2024        3,025,210
       235,000   Pottsville, PA Hospital Authority (Pottsville Hospital &
                    Warne Clinic)(1)                                               5.625     07/01/2024          170,485
        10,000   Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS Obligated
                    Group)(1)                                                      5.000     11/01/2028            7,592
     2,100,000   Scranton, PA Parking Authority(1)                                 5.250     06/01/2034        1,684,116
     8,500,000   Scranton, PA Parking Authority(1)                                 5.250     06/01/2039        6,668,760
       145,000   Scranton, PA School District(1)                                   5.000     04/01/2022          140,044
       220,000   Scranton, PA School District(1)                                   5.000     04/01/2025          207,742
         5,000   Sharon, PA Regional Health System Authority (SRPS/SRHS
                    Obligated Group)(1)                                            5.000     12/01/2028            4,064
       210,000   South Fork, PA Municipal Authority (Conemaugh Valley
                    Memorial Hospital)(1)                                          5.000     07/01/2028          171,079
         5,000   South Fork, PA Municipal Authority (Conemaugh Valley
                    Memorial Hospital)(1)                                          5.375     07/01/2022            4,525
       355,000   South Fork, PA Municipal Authority (Good Samaritan Medical
                    Center of Johnstown)(1)                                        5.250     07/01/2026          305,740
        20,000   South Fork, PA Municipal Authority (Good Samaritan Medical
                    Center of Johnstown)(1)                                        5.375     07/01/2016           20,038
       100,000   Susquehanna, PA Area Regional Airport Authority(1)                5.000     01/01/2028           78,884
       140,000   Susquehanna, PA Area Regional Airport Authority(1)                5.375     01/01/2018          117,587
     4,300,000   Susquehanna, PA Area Regional Airport Authority(1)                6.500     01/01/2038        3,369,308
     1,000,000   Susquehanna, PA Area Regional Airport Authority (Aero
                    Harrisburg)(1)                                                 5.500     01/01/2024          736,860
        15,000   Union County, PA Hospital Authority (United Methodist
                    Continuing Care Services)(1)                                   6.250     04/01/2012           14,172
       880,000   Washington County, PA Authority (Capital Projects &
                    Equipment Program)(1)                                          6.150     12/01/2029          755,075
        35,000   Washington County, PA Hospital Authority (Washington
                    Hospital)(1)                                                   5.125     07/01/2028           27,389
     8,000,000   Washington County, PA Redevel. Authority (Victory Centre)(1)      5.450     07/01/2035        5,578,960
       550,000   Washington, PA Township Municipal Authority(1)                    5.875     12/15/2023          432,053
     2,475,000   Washington, PA Township Municipal Authority(1)                    6.000     12/15/2033        2,005,542
     1,085,000   Westmoreland County, PA IDA (Redstone Retirement
                    Community)(1)                                                  5.875     01/01/2032          776,133
        35,000   Westmoreland County, PA Redevel. Authority (Harmon House)(1)      5.400     06/20/2028           33,694
     5,000,000   Wilkes-Barre, PA Finance Authority (Wilkes University)(1)         5.000     03/01/2027        3,760,900
     5,000,000   Wilkes-Barre, PA Finance Authority (Wilkes University)(1)         5.000     03/01/2037        3,435,283
        10,000   York County, PA IDA (PSEG Power)(1)                               5.500     09/01/2020            8,145


                  13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY         VALUE
--------------                                                                     ------    ----------   --------------
PENNSYLVANIA CONTINUED
$        5,000   York, PA Hsg. Corp. Mtg., Series A(1)                             6.875%    11/01/2009   $        5,009
                                                                                                          --------------
                                                                                                             910,206,715
U.S. POSSESSIONS--32.6%
        45,000   Guam GO(1)                                                        5.375     11/15/2013           42,779
       700,000   Guam Hsg. Corp. (Single Family Mtg.)(1)                           5.750     09/01/2031          603,743
     4,705,000   Guam Tobacco Settlement Economic Devel. & Commerce
                    Authority (TASC)(1)                                            5.250     06/01/2032        3,399,880
       500,000   Guam Tobacco Settlement Economic Devel. & Commerce
                    Authority (TASC)(1)                                            5.625     06/01/2047          363,220
    38,902,000   Guam Tobacco Settlement Economic Devel. & Commerce
                    Authority (TASC)                                               7.250(7)  06/01/2057          317,051
       600,000   Northern Mariana Islands Commonwealth, Series A(1)                6.750     10/01/2033          496,770
     2,670,000   Northern Mariana Islands Ports Authority, Series A(1)             5.500     03/15/2031        1,878,799
     1,905,000   Northern Mariana Islands Ports Authority, Series A(1)             6.250     03/15/2028        1,362,266
     1,315,000   Northern Mariana Islands Ports Authority, Series A(1)             6.600     03/15/2028        1,086,164
    20,000,000   Puerto Rico Aqueduct & Sewer Authority(2)                         5.125     07/01/2047       16,823,992
     4,250,000   Puerto Rico Aqueduct & Sewer Authority(1)                         0.000(8)  07/01/2024        3,510,713
     8,415,000   Puerto Rico Aqueduct & Sewer Authority(1)                         6.000     07/01/2038        7,709,655
     9,145,000   Puerto Rico Aqueduct & Sewer Authority(1)                         6.000     07/01/2044        8,186,147
    30,920,000   Puerto Rico Children's Trust Fund (TASC)(1)                       5.375     05/15/2033       23,318,318
    88,830,000   Puerto Rico Children's Trust Fund (TASC)(1)                       5.500     05/15/2039       64,451,495
    68,400,000   Puerto Rico Children's Trust Fund (TASC)(1)                       5.625     05/15/2043       50,117,364
   457,500,000   Puerto Rico Children's Trust Fund (TASC)                          6.432(7)  05/15/2050        9,799,650
   136,000,000   Puerto Rico Children's Trust Fund (TASC)                          7.325(7)  05/15/2055        1,619,760
 1,817,000,000   Puerto Rico Children's Trust Fund (TASC)                          7.625(7)  05/15/2057       18,642,420
     4,000,000   Puerto Rico Commonwealth GO(1)                                    5.500     07/01/2032        3,568,240
     1,725,000   Puerto Rico Commonwealth GO(1)                                    6.000     07/01/2038        1,616,308
     9,800,000   Puerto Rico Electric Power Authority, Series UU(2)                3.281(3)  07/01/2025        5,309,188
    31,890,000   Puerto Rico Electric Power Authority, Series UU(2)                3.301(3)  07/01/2031       17,276,531
     3,500,000   Puerto Rico Electric Power Authority, Series UU(4)                3.281(3)  07/01/2025        2,030,000
        25,000   Puerto Rico Highway & Transportation Authority, Series A(1)       5.000     07/01/2038           19,902
       445,000   Puerto Rico Highway & Transportation Authority, Series AA(1)      5.000     07/01/2035          357,589
       325,000   Puerto Rico Highway & Transportation Authority, Series H(1)       5.000     07/01/2028          276,084
       700,000   Puerto Rico Highway & Transportation Authority, Series N(1)       5.250     07/01/2039          581,049
     2,105,000   Puerto Rico IMEPCF (American Airlines)(1)                         6.450     12/01/2025          834,064
       700,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                      6.500     10/01/2037          520,737
       650,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                 5.000     03/01/2036          433,173
       235,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                 5.375     02/01/2019          202,109
       500,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                 5.375     02/01/2029          372,595
       865,000   Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)(1)            5.750     06/01/2019          637,721


                  14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
    AMOUNT                                                                         COUPON     MATURITY         VALUE
--------------                                                                     ------    ----------   --------------
U.S. POSSESSIONS CONTINUED
$    2,750,000   Puerto Rico Municipal Finance Agency, Series A(1)                 5.250%    08/01/2025   $    2,440,515
    26,535,000   Puerto Rico Port Authority (American Airlines), Series A(1)       6.250     06/01/2026       10,649,822
     1,170,000   Puerto Rico Port Authority (American Airlines), Series A(1)       6.300     06/01/2023          463,554
        85,000   Puerto Rico Port Authority, Series D(1)                           7.000     07/01/2014           85,065
     1,015,000   Puerto Rico Public Buildings Authority, Series D(1)               5.250     07/01/2036          845,079
    15,000,000   Puerto Rico Sales Tax Financing Corp., Series A(4)                2.806(3)  08/01/2057        8,475,000
       125,000   University of Puerto Rico(1)                                      5.400     06/01/2009          125,271
     1,075,000   University of Puerto Rico, Series Q(1)                            5.000     06/01/2030          900,162
     6,645,000   V.I. Government Refinery Facilities (Hovensa Coker)(1)            6.500     07/01/2021        5,530,567
        25,000   V.I. Public Finance Authority (Gross Receipts Taxes
                    Loan)(1)                                                       5.000     10/01/2031           20,357
     4,000,000   V.I. Public Finance Authority (Hovensa Coker)(1)                  6.500     07/01/2021        3,383,400
     8,500,000   V.I. Public Finance Authority (Hovensa Refinery)(1)               4.700     07/01/2022        5,716,250
     1,000,000   V.I. Public Finance Authority (Hovensa Refinery)(1)               5.875     07/01/2022          771,240
     5,000,000   V.I. Public Finance Authority (Hovensa Refinery)(1)               6.125     07/01/2022        3,954,550
    17,450,000   V.I. Tobacco Settlement Financing Corp.                           6.250(7)  05/15/2035        1,524,258
     2,195,000   V.I. Tobacco Settlement Financing Corp.                           6.500(7)  05/15/2035          184,578
     4,150,000   V.I. Tobacco Settlement Financing Corp.                           6.875(7)  05/15/2035          320,629
     7,000,000   V.I. Tobacco Settlement Financing Corp.                           7.625(7)  05/15/2035          455,490
        35,000   V.I. Tobacco Settlement Financing Corp. (TASC)(1)                 5.000     05/15/2021           28,836
     2,235,000   V.I. Tobacco Settlement Financing Corp. (TASC)(1)                 5.000     05/15/2031        1,641,272
       435,000   V.I. Water & Power Authority, Series A(1)                         5.000     07/01/2031          347,652
                                                                                                          --------------
                                                                                                             295,629,023
TOTAL INVESTMENTS, AT VALUE (COST $1,576,620,720)-132.9%                                                   1,205,835,738
LIABILITIES IN EXCESS OF OTHER ASSETS-(32.9)                                                                (298,342,251)
                                                                                                          --------------
NET ASSETS-100.0%                                                                                         $  907,493,487
                                                                                                          ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.) Represents the current interest rate for a variable or increasing rate security.

(4.) Illiquid security. The aggregate value of illiquid securities as of October
     31, 2008 was $64,245,665, which represents 7.08% of the Fund's net assets. See accompanying Notes.

(5.) Issue is in default. See accompanying Notes.

(6.) Non-income producing security.

(7.) Zero coupon bond reflects effective yield on the date of purchase.

(8.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


                  15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                                                           OTHER FINANCIAL
VALUATION DESCRIPTION                          INVESTMENTS IN SECURITIES     INSTRUMENTS*
--------------------------------------------   -------------------------   ---------------
Level 1--Quoted Prices                               $           --              $--
Level 2--Other Significant Observable Inputs          1,205,835,738               --
Level 3--Significant Unobservable Inputs                         --               --
                                                     --------------              ---
   TOTAL                                             $1,205,835,738              $--
                                                     ==============              ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS      Adult Communities Total Services
ARC       Assoc. of Retarded Citizens
AUS       Allegheny United Hospital
BSVHS     Baptist/St. Vincent's Health System
CCMC      Crozer-Chester Medical Center
CKHS      Crozer-Keystone Health System
COP       Certificates of Participation
CPAP      Crime Prevention Assoc. of Philadelphia
DCMH      Delaware County Memorial Hospital
DOCNHS    Daughters of Charity National Health Systems
DPH       Divine Providence Hospital
EDFA      Economic Devel. Finance Authority
GIH       Germantown Interfaith Housing
GO        General Obligation
GPA       General Purpose Authority
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HEBA      Higher Education Building Authority
HECR      Hospital Episcopal Cristo Redentor
HEFA      Higher Education Facilities Authority
HEHA      Higher Education and Health Authority
HESL      Hospital Episcopal San Lucas
HFA       Housing Finance Agency
HUHS      Hehnamann University Hospital System
HW        Highlands at Wyomissing
IDA       Industrial Devel. Agency
IEP       Iglesia Episcopal Puertorriquena


                  16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS       Mercy Adult Services
MCMCSPA   Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP       Medical College Of Pennsylvania
MHH       Mercy Haverford Hospital
MHP       Mercy Health Plan
MHSSPA    Mercy Health System of Southeastern Pennsylvania
MVH       Muncy Valley Hospital
NCPHS     North Central Pennsylvania Health System
PPAM      Philadelphia Presbytery Apartments of Morrisville
PSEG      Public Service Enterprise Group
RHMC      Reading Hospital & Medical Center
RITES     Residential Interest Tax Exempt Security
ROLs      Residual Option Longs
RR        Residential Resources
RR        Resource Recovery
RRDC      Residential Resources Devel. Corp.
RRSW      Residential Resources Southwest
SRHS      Sharon Regional Health System
SRPS      Sharon Regional Physicians Services
TASC      Tobacco Settlement Asset-Backed Bonds
UPMC      University of Pittsburgh Medical Center
V.I.      United States Virgin Islands
WH        Williamsport Hospital
WMHS      Western Maryland Health Systems
WVHCS     Wyoming Valley Health Care System

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.


                  17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $186,458,468 as of October 31, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2008, municipal bond holdings with a value of $293,017,169 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $239,830,000 in short-term floating rate notes issued and outstanding at that date.


                  18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

At October 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                              COUPON    MATURITY
   AMOUNT     INVERSE FLOATER(1)                                       RATE (2)     DATE        VALUE
-----------   ------------------------------------------------------   --------   --------   -----------
$ 2,790,000   Allegheny County, PA GO RITES                              2.810%    11/1/26   $ 1,116,000
  6,220,000   Allegheny County, PA ROLs                                  2.660     11/1/32     4,996,837
  3,040,000   Bucks County, PA IDA ROLs(3)                               2.720      9/1/32     1,593,355
  7,980,000   Chester County, PA IDA (Water Facilities Authority)(3)     7.254      2/1/41     2,680,482
  3,690,000   Delaware County, PA IDA ROLs(3)                            2.031     11/1/37     1,343,714
  6,240,000   Delaware County, PA IDA ROLs(3)                            2.030     11/1/38     2,228,054
 11,255,000   Luzerne County, PA IDA (Water Facility) ROLs(3)            0.330      9/1/34     5,697,281
  9,000,000   PA Austin Trust Various States Inverse Certificates        8.509     10/1/31     5,668,200
  7,500,000   PA Austin Trust Various States Inverse Certificates        8.813     10/1/34     4,703,325
  7,995,000   PA Austin Trust Various States Inverse Certificates        8.464     10/1/33     4,856,163
  5,655,000   PA Geisinger Authority Health System (Geisinger Health
                 System Foundation) ROLs(3)                              3.870      5/1/37    (4,926,297)
  2,490,000   PA HFA (Single Family Mtg.) RITES                          8.385      4/1/21     1,622,086
  3,635,000   PA HFA (Single Family Mtg.) RITES                          8.524     10/1/22     2,369,366
  2,295,000   PA HFA (Single Family Mtg.) ROLs                          11.787     10/1/21     1,451,725
  3,960,000   PA HFA (Single Family Mtg.) ROLs(3)                        7.073     10/1/32     2,137,054
  6,535,000   PA HFA (Single Family Mtg.) ROLs                          13.004     10/1/37     3,676,330
  5,185,000   PA HFA (Single Family Mtg.) ROLs(3)                       10.462     10/1/33     1,520,864
  4,530,000   PA HFA (Single Family Mtg.) ROLs(3)                       10.050     10/1/37     1,097,528
  6,450,000   PA HFA (Single Family Mtg.) ROLs(3)                        7.647     10/1/37       857,012
  4,800,000   Philadelphia, PA Airport ROLs(3)                           3.410     6/15/32     2,433,216
  3,040,000   Philadelphia, PA Authority for Industrial Devel.
                 (Philadelphia Airport) ROLs(3)                          2.850      7/1/22     1,990,227
  8,870,000   Philadelphia, PA Authority for Industrial Devel.
                 (Philadelphia Airport) ROLs(3)                          0.371      7/1/23     5,309,937
  8,800,000   Puerto Rico Aqueduct & Sewer Authority ROLs                6.790      7/1/47     5,623,992
 12,245,000   Puerto Rico Electric Power Authority ROLs(3)               5.882      7/1/31    (6,859,282)
                                                                                             -----------
                                                                                             $53,187,169
                                                                                             ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 16-17 of the Statement of investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $145,594,421.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may


                  19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2008, securities with an aggregate market value of $364,425, representing 0.04% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates ( 3.7097% as of October 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of October 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.7097%. Details of the borrowings for the period ended October 31, 2008 are as follows:

Average Daily Loan Balance    $51,421,739
Average Daily Interest Rate         3.017%
Fees Paid                     $ 4,079,467
Interest Paid                 $   301,862

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                  20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

Federal tax cost of securities   $1,584,993,225
Gross unrealized appreciation    $      581,875
Gross unrealized depreciation      (379,739,362)
                                 --------------
Net unrealized depreciation      $ (379,157,487)
                                 ==============


                  21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND



Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
MUNICIPAL BONDS AND NOTES--150.4%
ALABAMA--1.2%
$    16,505,000   AL HFA (Single Family)(1)                             5.450%    10/01/2032   $    13,554,094
         15,000   AL HFA (South Bay Apartments)(2)                      5.950     02/01/2033            13,125
      7,665,000   AL IDA Solid Waste Disposal (Pine City Fiber
                     Company)(2)                                        6.450     12/01/2023         5,957,851
     16,120,000   AL IDA Solid Waste Disposal (Pine City Fiber
                     Company)(2)                                        6.450     12/01/2023        12,529,754
      9,670,000   AL Space Science Exhibit Finance Authority(2)         6.000     10/01/2025         7,551,690
         10,000   Alexander City, AL GO(2)                              5.625     05/01/2021             9,019
      1,810,000   Andalusia-Opp, AL Airport Authority(2)                5.000     08/01/2026         1,296,992
        100,000   Bay Minette, AL Industrial Devel. Board (B.F.
                     Goodrich)(2)                                       6.500     02/15/2009           100,089
      7,050,000   Governmental Utility Services Corp. of Moody,
                     AL(2)                                              7.500     03/01/2038         5,625,971
         25,000   Mobile, AL Industrial Devel. Board
                     (International Paper Company)(2)                   6.450     05/15/2019            21,056
      2,200,000   Rainbow City, AL Special Health Care Facilities
                     Financing Authority (Regency Pointe)(2, 3, 4)      8.250     01/01/2031         1,404,260
         10,000   Selma, AL Industrial Devel. Board
                     (International Paper Company)(2)                   6.000     05/01/2025             7,344
      7,220,000   Tuscaloosa, AL Educational Building Authority
                     (Stillman College)(2)                              5.000     06/01/2026         5,077,321
                                                                                               ---------------
                                                                                                    53,148,566
ALASKA--0.4%
         20,000   AK HFC, Series A-1(2)                                 6.100     06/01/2030            19,762
      7,250,000   AK HFC, Series C(1)                                   5.200     12/01/2037         5,531,437
      2,250,000   AK Industrial Devel. and Export Authority
                     (Anchorage Sportsplex/Grace Community Church
                     Obligated Group)(2)                                6.150     08/01/2031         1,608,278
         40,000   AK Industrial Devel. and Export Authority
                     (Snettisham)(2)                                    6.000     01/01/2014            40,165
      1,650,000   AK Industrial Devel. and Export Authority
                     Community Provider (Boys & Girls Home)(2)          5.875     12/01/2027         1,164,884
      1,500,000   AK Industrial Devel. and Export Authority
                     Community Provider (Boys & Girls Home)(2)          6.000     12/01/2036         1,005,840
      5,000,000   AK Northern Tobacco Securitization Corp. (TASC)(2)    5.000     06/01/2032         2,949,300
     10,000,000   AK Northern Tobacco Securitization Corp. (TASC)(2)    5.000     06/01/2046         5,320,000
     31,850,000   AK Northern Tobacco Securitization Corp. (TASC)       6.125(5)  06/01/2046           822,367
     20,860,000   AK Northern Tobacco Securitization Corp. (TASC)       6.375(5)  06/01/2046           492,505
                                                                                               ---------------
                                                                                                    18,954,538
ARIZONA--5.3%
    297,650,000   AZ Health Facilities Authority (Banner Health
                     System)(1)                                         3.411(6)  01/01/2037       143,872,442
      3,000,000   Buckeye, AZ Watson Road Community Facilities
                     District(2)                                        5.750     07/01/2022         2,362,620
      5,000,000   Buckeye, AZ Watson Road Community Facilities
                     District(2)                                        6.000     07/01/2030         3,624,500


                  1 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
ARIZONA CONTINUED
$    16,435,000   East San Luis, AZ Community Facilities
                     District Special Assessment (Area One)(2)          6.375%    01/01/2028   $    13,815,590
        810,000   Estrella Mountain Ranch, AZ Community
                     Facilities District(2)                             5.625     07/15/2025           628,082
        400,000   Estrella Mountain Ranch, AZ Community
                     Facilities District(2)                             5.800     07/15/2030           297,520
      1,518,000   Estrella Mountain Ranch, AZ Community
                     Facilities District (Golf Village)(2)              6.000     07/01/2017         1,343,612
      1,265,000   Estrella Mountain Ranch, AZ Community
                     Facilities District (Golf Village)(2)              6.375     07/01/2022         1,061,171
      3,145,000   Estrella Mountain Ranch, AZ Community
                     Facilities District (Golf Village)(2)              6.750     07/01/2032         2,459,893
        500,000   Gladden Farms, AZ Community Facilities
                     District(2)                                        5.500     07/15/2031           357,870
      1,000,000   Goodyear, AZ IDA Water and Sewer (Litchfield
                     Park Service Company)(2)                           6.750     10/01/2031           823,290
      4,300,000   Maricopa County, AZ IDA (Christian Care
                     Apartments)(2)                                     6.500     01/01/2036         3,301,583
      1,885,000   Maricopa County, AZ IDA (Immanuel Campus
                     Care)(2)                                           8.500     04/20/2041         1,548,641
        355,000   Maricopa County, AZ IDA (Sun King
                     Apartments)(2)                                     6.750     11/01/2018           321,900
        500,000   Maricopa County, AZ IDA (Sun King
                     Apartments)(2)                                     6.750     05/01/2031           401,735
      3,725,000   Maricopa County, AZ IDA (Sun King
                     Apartments)(2)                                     9.500     11/01/2031         3,014,196
        456,000   Merrill Ranch, AZ Community Facilities
                     District No. 1 Special Assessment Lien(2)          5.250     07/01/2024           327,043
        384,000   Merrill Ranch, AZ Community Facilities
                     District No. 2 Special Assessment Lien(2)          5.250     07/01/2024           275,405
        986,000   Merrill Ranch, AZ Community Facilities
                     District No. 2 Special Assessment Lien(2)          5.300     07/01/2030           648,867
        235,000   Navajo County, AZ IDA (Stone Container
                     Corp.)(2)                                          7.200     06/01/2027           105,766
      1,445,000   Navajo County, AZ IDA (Stone Container
                     Corp.)(2)                                          7.400     04/01/2026           650,308
      1,125,000   Palm Valley, AZ Community Facility District
                     No. 3(2)                                           5.300     07/15/2031           773,775
        420,000   Parkway, AZ Community Facilities District No.
                     1 (Prescott Valley)(2)                             5.300     07/15/2025           310,204
        350,000   Parkway, AZ Community Facilities District No.
                     1 (Prescott Valley)(2)                             5.350     07/15/2031           241,161
      3,275,000   Phoenix, AZ IDA (America West Airlines)(2)            6.250     06/01/2019         2,252,742
      7,500,000   Phoenix, AZ IDA (America West Airlines)(2)            6.300     04/01/2023         4,822,350
      1,650,000   Phoenix, AZ IDA (Espiritu Community Devel.
                     Corp.)(2)                                          6.250     07/01/2036         1,245,536
      1,935,000   Phoenix, AZ IDA (Gourmet Boutique West)(2)            5.875     11/01/2037         1,281,531
      1,280,000   Phoenix, AZ IDA (Royal Paper Converting)(2)           7.000     03/01/2014         1,181,120
      5,000,000   Pima County, AZ IDA (American Charter Schools
                     Foundation)(2)                                     5.625     07/01/2038         3,536,400
      2,045,000   Pima County, AZ IDA (Christian Senior
                     Living)(2)                                         5.050     01/01/2037         1,466,613
        400,000   Pima County, AZ IDA (Desert Technology
                     Schools)(2, 3, 4)                                  6.375     02/01/2014           201,508
      1,000,000   Pima County, AZ IDA (Desert Technology
                     Schools)(2, 3, 4)                                  7.000     02/01/2024           459,690


                  2 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
ARIZONA CONTINUED
$     1,250,000   Pima County, AZ IDA (Facility Choice Education
                     & Devel. Corp.)(2)                                 6.250%    06/01/2026   $     1,009,138
      2,350,000   Pima County, AZ IDA (Facility Choice Education
                     & Devel. Corp.)(2)                                 6.375     06/01/2036         1,808,349
      1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)(2)       6.750     04/01/2036         1,203,345
        250,000   Pima County, AZ IDA (Paradise Education
                     Center)(2)                                         5.875     06/01/2022           199,578
        550,000   Pima County, AZ IDA (Paradise Education
                     Center)(2)                                         6.000     06/01/2036           385,704
      1,600,000   Pima County, AZ IDA (Sonoran Science
                     Academy)(2)                                        5.670     12/01/2027         1,184,384
      1,960,000   Pima County, AZ IDA (Sonoran Science
                     Academy)(2)                                        5.750     12/01/2037         1,361,788
      3,410,000   Pima County, AZ IDA Water & Wastewater (Global
                     Water Resources)(2)                                5.450     12/01/2017         2,781,196
      2,215,000   Pima County, AZ IDA Water & Wastewater (Global
                     Water Resources)(2)                                5.600     12/01/2022         1,653,210
     11,100,000   Pima County, AZ IDA Water & Wastewater (Global
                     Water Resources)(2)                                5.750     12/01/2032         7,421,349
     10,000,000   Pima County, AZ IDA Water & Wastewater (Global
                     Water Resources)(2)                                6.550     12/01/2037         7,336,900
      1,575,000   Pinal County, AZ IDA (San Manuel Facility)(2)         6.250     06/01/2026         1,253,196
      1,385,000   Prescott Valley, AZ Southside Community
                     Facilities District No. 1(2)                       7.250     07/01/2032         1,158,913
      1,500,000   Quail Creek, AZ Community Facilities
                     District(2)                                        5.550     07/15/2030         1,061,250
        265,000   Show Low Bluff, AZ Community Facilities
                     District(2)                                        5.600     07/01/2031           189,282
        300,000   Show Low Bluff, AZ Community Facilities
                     District Special Assessment(2)                     5.200     07/01/2017           251,121
         80,000   Tucson & Pima Counties, AZ IDA (Single Family
                     Mtg.)(2)                                           6.200     01/01/2034            81,350
        755,000   Tucson, AZ IDA (Joint Single Family Mtg.)(2)          5.000     01/01/2039           704,596
      4,000,000   Verrado, AZ Community Facilities District No. 1(2)    5.350     07/15/2031         2,756,120
     10,200,000   Yavapai County, AZ IDA Solid Waste Disposal
                     (Waste Management)(1)                              4.900     03/01/2028         6,441,539
                                                                                               ---------------
                                                                                                   239,256,972
ARKANSAS--0.2%
        555,000   Calhoun County, AR Solid Waste Disposal
                     (Georgia-Pacific Corp.)(2)                         6.375     11/01/2026           392,812
      7,700,000   Cave Springs, AR Municipal Property (Creeks
                     Special Sewer District)(2)                         6.250     02/01/2038         5,622,386
         50,000   Grand Prairie, AR Water Users Board(2)                5.900     07/01/2022            50,017
      1,345,000   Little River County, AR (Georgia-Pacific Corp.)(2)    5.600     10/01/2026           857,680
         25,000   Pine Bluff, AR (International Paper Company)(2)       5.550     08/15/2022            19,865
      5,460,000   Sebastian County, AR Health Facilities Board
                     (Sparks Regional Medical Center)(2)                5.625     11/01/2031         3,716,076
                                                                                               ---------------
                                                                                                    10,658,836
CALIFORNIA--15.9%
        695,000   Azusa, CA Special Tax Community Facilities
                     District No. 05-1(2)                               5.000     09/01/2027           460,688


                  3 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
CALIFORNIA CONTINUED
$     1,840,000   Azusa, CA Special Tax Community Facilities
                     District No. 05-1(2)                               5.000%    09/01/2037   $     1,250,482
      8,800,000   CA Access to Loans for Learning Student Loan
                     Corp.(2)                                           7.375     01/01/2042         7,283,496
    127,310,000   CA County Tobacco Securitization Agency               6.489(5)  06/01/2046         3,346,980
    107,400,000   CA County Tobacco Securitization Agency               6.619(5)  06/01/2050         1,585,224
     33,920,000   CA County Tobacco Securitization Agency               6.650(5)  06/01/2046           815,437
    215,100,000   CA County Tobacco Securitization Agency               7.000(5)  06/01/2055         1,912,239
    117,250,000   CA County Tobacco Securitization Agency               7.129(5)  06/01/2055         1,042,353
    143,610,000   CA County Tobacco Securitization Agency               7.300(5)  06/01/2046         3,775,507
    246,760,000   CA County Tobacco Securitization Agency               7.477(5)  06/01/2055         1,742,126
     12,620,000   CA County Tobacco Securitization Agency               8.150(5)  06/01/2033         1,167,855
    102,000,000   CA County Tobacco Securitization Agency               8.550(5)  06/01/2055           720,120
     36,000,000   CA County Tobacco Securitization Agency (TASC)(2)     0.000(7)  06/01/2041        19,432,080
     56,530,000   CA County Tobacco Securitization Agency (TASC)(2)     0.000(7)  06/01/2046        30,337,390
        255,000   CA County Tobacco Securitization Agency (TASC)(2)     5.250     06/01/2045           153,757
     19,000,000   CA County Tobacco Securitization Agency (TASC)(2)     5.250     06/01/2046        11,429,640
      2,500,000   CA County Tobacco Securitization Agency (TASC)(2)     5.500     06/01/2033         1,918,300
      2,610,000   CA County Tobacco Securitization Agency (TASC)(2)     5.875     06/01/2035         1,922,996
      7,285,000   CA County Tobacco Securitization Agency (TASC)(2)     5.875     06/01/2043         5,249,498
      2,930,000   CA County Tobacco Securitization Agency (TASC)(2)     6.000     06/01/2042         2,156,744
      5,000,000   CA County Tobacco Securitization Agency (TASC)(2)     6.125     06/01/2038         3,783,550
     57,000,000   CA County Tobacco Securitization Agency (TASC)        6.400(5)  06/01/2046         1,370,280
    525,920,000   CA County Tobacco Securitization Agency (TASC)        6.664(5)  06/01/2050         8,498,867
     30,000,000   CA Educational Funding Services(1)                    6.250     12/01/2042        25,183,200
    228,715,000   CA Golden State Tobacco Securitization Corp.
                     (TASC)(1)                                          5.750     06/01/2047       150,373,091
     24,000,000   CA Golden State Tobacco Securitization Corp.
                     (TASC)(2)                                          5.000     06/01/2033        14,965,440
     20,000,000   CA Golden State Tobacco Securitization Corp.
                     (TASC)(2)                                          5.125     06/01/2047        11,810,000
    340,000,000   CA Golden State Tobacco Securitization Corp.
                     (TASC)                                             6.000(5)  06/01/2047         7,401,800
  1,301,000,000   CA Golden State Tobacco Securitization Corp.
                     (TASC)                                             6.081(5)  06/01/2047        31,041,860
      6,250,000   CA Pollution Control Financing Authority
                     (Browning-Ferris Industries)(2)                    6.750     09/01/2019         5,029,313
    160,600,000   CA Silicon Valley Tobacco Securitization Authority    8.147(5)  06/01/2056         1,289,618
     15,000,000   CA Silicon Valley Tobacco Securitization Authority    8.150(5)  06/01/2041           639,750
     82,250,000   CA Silicon Valley Tobacco Securitization Authority    8.435(5)  06/01/2056           522,288
      4,660,000   CA Statewide CDA (Aspire Public Schools)(2)           7.250     08/01/2031         4,164,456
     14,400,000   CA Statewide CDA (Fairfield Apartments)(2, 3, 4)      7.250     01/01/2035         5,983,200
     16,000,000   CA Statewide CDA (Microgy Holdings)(2)                9.000     12/01/2038        13,997,760
    555,300,000   CA Statewide Financing Authority Tobacco
                     Settlement(2)                                      7.001(5)  06/01/2055         4,936,617


                  4 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
CALIFORNIA CONTINUED
$   260,000,000   CA Statewide Financing Authority Tobacco
                     Settlement                                         7.876%(5) 06/01/2055   $     1,835,600
    301,950,000   CA Statewide Financing Authority Tobacco
                     Settlement                                         8.000(5)  06/01/2046         7,938,266
      4,500,000   CA Statewide Financing Authority Tobacco
                     Settlement (TASC)(2)                               6.000     05/01/2037         3,354,660
      1,405,000   CA Statewide Financing Authority Tobacco
                     Settlement (TASC)(2)                               6.000     05/01/2043         1,032,492
        100,000   CA Statewide Financing Authority Tobacco
                     Settlement (TASC)(2)                               6.000     05/01/2043            73,487
      3,290,000   CA Valley Health System COP(2)                        6.875     05/15/2023         2,021,705
     80,000,000   Inland, CA Empire Tobacco Securitization
                     Authority (TASC)                                   6.750(5)  06/01/2047         1,908,800
     10,000,000   Inland, CA Empire Tobacco Securitization
                     Authority (TASC)                                   7.587(5)  06/01/2036           692,100
    432,795,000   Inland, CA Empire Tobacco Securitization
                     Authority (TASC)                                   7.626(5)  06/01/2057         3,142,092
  1,000,000,000   Inland, CA Empire Tobacco Securitization
                     Authority (TASC)                                   8.001(5)  06/01/2057         5,710,000
      1,365,000   Lathrop, CA Special Tax Community Facilities
                     District No. 03-2(2)                               7.000     09/01/2033         1,244,348
     98,250,000   Long Beach, CA Bond Finance Authority Natural
                     Gas(2)                                             3.429(6)  11/15/2033        41,265,000
     13,000,000   Long Beach, CA Harbor(1)                              5.200     05/15/2027        11,521,305
      5,700,000   Los Angeles, CA Regional Airports Improvement
                     Corp. (Air Canada)(2)                              8.750     10/01/2014         4,826,019
         20,000   Los Angeles, CA Regional Airports Improvement
                     Corp. (American Airlines)(2)                       7.000     12/01/2012            17,600
      5,350,000   Los Angeles, CA Regional Airports Improvement
                     Corp. (American Airlines)(2)                       7.125     12/01/2024         3,977,832
     74,145,000   Los Angeles, CA Regional Airports Improvement
                     Corp. (American Airlines)(2)                       7.500     12/01/2024        53,884,879
     17,810,000   Los Angeles, CA Regional Airports Improvement
                     Corp. (American Airlines)(2)                       7.500     12/01/2024        12,943,418
      2,825,000   Los Angeles, CA Regional Airports Improvement
                     Corp. (Continental Airlines)(2)                    5.650     08/01/2017         2,001,371
      1,135,000   Los Angeles, CA Regional Airports Improvement
                     Corp. (Delta Airlines)(2)                          6.350     11/01/2025           855,188
     13,200,000   Los Angeles, CA Regional Airports Improvement
                     Corp. (Delta-Continental Airlines)(2)              9.250     08/01/2024        12,590,292
        400,000   Los Angeles, CA Regional Airports Improvement
                     Corp. (United Airlines)(2, 3, 4)                   6.875     11/15/2012           251,484
      2,580,000   Los Angeles, CA Regional Airports Improvement
                     Corp. (United Airlines)(2, 3, 4)                   8.800     11/15/2021         1,216,135
    155,000,000   Northern CA Gas Authority(2)                          3.321(6)  07/01/2027        51,150,000
    115,975,000   Northern CA Tobacco Securitization Authority
                     (TASC)                                             6.375(5)  06/01/2045         3,077,977
      5,925,000   Palm Desert, CA Improvement Bond Act 1915(2)          5.100     09/02/2037         4,024,616
      2,200,000   San Diego County, CA COP(2)                           5.700     02/01/2028         1,644,346


                  5 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
CALIFORNIA CONTINUED
$   101,450,000   Southern CA Public Power Authority Natural Gas(2)     3.346%(6) 11/01/2038   $    50,217,750
     45,440,000   Southern CA Tobacco Securitization Authority(1)       5.125     06/01/2046        26,691,358
    195,570,000   Southern CA Tobacco Securitization Authority          6.383(5)  06/01/2046         5,141,535
     41,325,000   Southern CA Tobacco Securitization Authority          6.400(5)  06/01/2046           993,453
    143,080,000   Southern CA Tobacco Securitization Authority          7.100(5)  06/01/2046         3,167,791
      5,125,000   Southern CA Tobacco Securitization Authority
                     (TASC)(2)                                          5.000     06/01/2037         3,082,688
      5,425,000   Temecula, CA Public Financing Authority
                  Community Facilities District (Roripaugh)(2)          5.450     09/01/2026         3,451,765
      4,000,000   Temecula, CA Public Financing Authority
                     Community Facilities District (Roripaugh)(2)       5.500     09/01/2036         2,341,880
                                                                                               ---------------
                                                                                                   717,983,234
COLORADO--5.2%
      1,000,000   CO Andonea Metropolitan District No. 2(2)             6.125     12/01/2025           727,380
      2,380,000   CO Andonea Metropolitan District No. 3(2)             6.250     12/01/2035         1,614,759
      5,000,000   CO Arista Metropolitan District(2)                    6.750     12/01/2035         3,726,100
     14,000,000   CO Arista Metropolitan District(2)                    9.250     12/01/2037        13,197,100
      2,620,000   CO Beacon Point Metropolitan District(2)              6.125     12/01/2025         1,932,407
      3,500,000   CO Beacon Point Metropolitan District(2)              6.250     12/01/2035         2,436,910
      1,000,000   CO Castle Oaks Metropolitan District(2)               6.000     12/01/2025           726,900
      1,500,000   CO Castle Oaks Metropolitan District(2)               6.125     12/01/2035         1,026,030
      5,840,000   CO Central Marksheffel Metropolitan District(2)       7.250     12/01/2029         4,833,943
      1,000,000   CO Confluence Metropolitan District(2)                5.400     12/01/2027           720,790
      1,000,000   CO Copperleaf Metropolitan District No. 2(2)          5.850     12/01/2026           697,290
      1,850,000   CO Copperleaf Metropolitan District No. 2(2)          5.950     12/01/2036         1,196,969
      1,025,000   CO Country Club Highlands Metropolitan District(2)    7.250     12/01/2037           810,806
      1,700,000   CO Crystal Crossing Metropolitan District(2)          6.000     12/01/2036         1,137,538
      1,500,000   CO Educational and Cultural Facilities
                     Authority (Banning Lewis Ranch Academy)(2)         6.125     12/15/2035         1,127,055
        660,000   CO Educational and Cultural Facilities
                     Authority (Carbon Valley Academy Charter
                     School)(2)                                         5.625     12/01/2036           456,700
      2,475,000   CO Educational and Cultural Facilities
                     Authority (Inn at Auraria)(2)                      5.375     07/01/2015         2,046,256
     24,295,000   CO Educational and Cultural Facilities
                     Authority (Inn at Auraria)(2)                      6.000     07/01/2042        15,519,160
      1,335,000   CO Elbert and Highway 86 Metropolitan
                     District(2)                                        5.750     12/01/2036           860,354
      5,000,000   CO Elbert and Highway 86 Metropolitan
                     District(2)                                        7.500     12/01/2032         4,202,300
      2,475,000   CO Elkhorn Ranch Metropolitan District(2)             6.375     12/01/2035         1,800,167
        700,000   CO Fallbrook Metropolitan District(2)                 5.625     12/01/2026           498,141
      1,225,000   CO Health Facilities Authority Health &
                     Residential Care Facilities (Volunteers of
                     America)(2)                                        5.300     07/01/2037           684,175
      2,960,000   CO Heritage Todd Creek Metropolitan District(2)       5.500     12/01/2037         1,826,379
      5,325,000   CO High Plains Metropolitan District(2)               6.125     12/01/2025         3,837,781
     10,875,000   CO High Plains Metropolitan District(2)               6.250     12/01/2035         7,378,361
      1,060,000   CO Horse Creek Metropolitan District(2)               5.750     12/01/2036           701,741


                  6 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                             COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
COLORADO CONTINUED
$       270,000   CO Hsg. and Finance Authority(2)                      6.400%    11/01/2024   $       275,378
        330,000   CO Hsg. and Finance Authority(2)                      8.400     10/01/2021           356,377
          5,000   CO Hsg. and Finance Authority (Single
                     Family)(2)                                         6.500     11/01/2029             5,154
         20,000   CO Hsg. and Finance Authority (Single
                     Family)(2)                                         6.800     04/01/2030            20,452
         20,000   CO Hsg. and Finance Authority (Single
                     Family)(2)                                         7.000     05/01/2026            20,284
         29,000   CO Hsg. and Finance Authority (Single
                     Family)(2)                                         7.250     05/01/2027            29,424
         45,000   CO Hsg. and Finance Authority (Single
                     Family)(2)                                         7.375     06/01/2026            46,162
        185,000   CO Hsg. and Finance Authority, Series C-2(2)          6.875     11/01/2028           187,163
      1,700,000   CO Huntington Trails Metropolitan District            0.000(7)  12/01/2037         1,328,074
        500,000   CO Huntington Trails Metropolitan District(2)         6.250     12/01/2036           338,005
      7,050,000   CO International Center Metropolitan District
                     No.3(2)                                            6.500     12/01/2035         4,828,898
      1,145,000   CO Liberty Ranch Metropolitan District(2)             6.250     12/01/2036           774,031
      1,875,000   CO Madre Metropolitan District No. 2(2)               5.500     12/01/2036         1,131,581
      2,800,000   CO Mountain Shadows Metropolitan District(2)          5.625     12/01/2037         1,753,024
      1,755,000   CO Multifamily Hsg. Revenue Bond Pass-Through
                     Certificates (MS Loveland/American
                     International Obligated Group)(2)                  6.000(6)  11/01/2033         1,444,611
      3,000,000   CO Murphy Creek Metropolitan District No. 3(2)        6.000     12/01/2026         2,110,710
     10,060,000   CO Murphy Creek Metropolitan District No. 3(2)        6.125     12/01/2035         6,704,789
      2,275,000   CO Neu Towne Metropolitan District(3, 8)              7.250     12/01/2034           887,250
      1,000,000   CO North Range Metropolitan District No. 2(2)         5.500     12/15/2037           670,470
      4,500,000   CO Northwest Metropolitan District No. 3(2)           6.125     12/01/2025         3,319,020
      7,855,000   CO Northwest Metropolitan District No. 3(2)           6.250     12/01/2035         5,469,122
     15,230,000   CO Park Valley Water and Sanitation
                     Metropolitan District                              6.000(5)  12/15/2017         8,759,078
        320,000   CO Potomac Farms Metropolitan District(2)             0.000(7)  12/01/2023           215,018
      1,590,000   CO Potomac Farms Metropolitan District(2)             7.250     12/01/2037         1,166,694
        850,000   CO Prairie Center Metropolitan District No.
                     3(2)                                               5.250     12/15/2021           656,345
      1,250,000   CO Prairie Center Metropolitan District No.
                     3(2)                                               5.400     12/15/2031           874,875
      1,000,000   CO Prairie Center Metropolitan District No.
                     3(2)                                               5.400     12/15/2031           699,900
      2,275,000   CO Regency Metropolitan District(2)                   5.750     12/01/2036         1,466,147
      1,750,000   CO Serenity Ridge Metropolitan District No.
                     2(8)                                               7.500     12/01/2034           927,500
      1,320,000   CO Silver Peaks Metropolitan District(2)              5.750     12/01/2036           850,687
     10,230,000   CO Sorrell Ranch Metropolitan District(2)             5.750     12/01/2036         6,488,889
      1,735,000   CO Sorrell Ranch Metropolitan District                6.750     12/15/2036         1,197,358
      1,330,000   CO Stoneridge Metropolitan District(2)                5.625     12/01/2036           863,729
      2,065,000   CO Tallgrass Metropolitan District(2)                 5.250     12/01/2037         1,329,943
        500,000   CO Tallyns Reach Metropolitan District No. 3(2)       5.200     12/01/2036           330,300
      8,000,000   CO Talon Pointe Metropolitan District(2)              8.000     12/01/2039         6,737,920
        655,000   CO Todd Creek Farms Metropolitan District No.
                     1(2)                                               6.125     12/01/2019           540,572
        695,000   CO Traditions Metropolitan District No. 2(2)          5.750     12/01/2036           436,238
      4,390,000   CO Traditions Metropolitan District No. 2 CAB         0.000(7)  12/15/2037         2,359,932
      3,780,000   CO Waterview I Metropolitan District(2)               8.000     12/15/2032         3,148,135
        500,000   CO Wheatlands Metropolitan District(2)                6.000     12/01/2025           358,410


                  7 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
COLORADO CONTINUED
$     2,500,000   CO Wheatlands Metropolitan District(2)                6.125%    12/01/2035   $     1,666,200
      4,000,000   CO Wheatlands Metropolitan District No. 2(2)          8.250     12/15/2035         3,397,400
      1,550,000   CO Wildgrass Metropolitan District(2)                 6.200     12/01/2034         1,134,228
      3,875,000   CO Woodmen Heights Metropolitan District No.
                     1(2)                                               6.750     12/01/2020         3,142,199
     21,195,000   CO Woodmen Heights Metropolitan District No.
                     1(2)                                               7.000     12/01/2030        16,176,024
      1,000,000   CO Wyndham Hill Metropolitan District(2)              6.250     12/01/2025           770,740
      2,450,000   CO Wyndham Hill Metropolitan District(2)              6.375     12/01/2035         1,800,971
     18,510,000   Colorado Springs, CO Urban Renewal (University
                     Village Colorado)(2)                               7.000     12/01/2029        14,774,867
     52,025,000   Denver, CO City and County Airport Special
                     Facilities (United Air Lines)(2)                   5.250     10/01/2032        24,036,070
     35,200,000   Denver, CO City and County Airport Special
                     Facilities (United Air Lines)(2)                   5.750     10/01/2032        17,620,768
        375,000   Eagle County, CO Airport Terminal Corp.(2)            5.250     05/01/2020           297,053
        560,000   Fairplay, CO Sanitation District(2)                   5.250     12/15/2031           456,708
      4,000,000   Kit Carson County, CO Health Service
                     District(2)                                        6.750     01/01/2034         2,983,400
                                                                                               ---------------
                                                                                                   235,087,769
CONNECTICUT--0.3%
        145,000   CT Devel. Authority (Bridgeport Hydraulic
                     Company)(2)                                        6.150     04/01/2035           126,816
        125,000   CT Devel. Authority (Bridgeport Hydraulic
                     Company)(2)                                        6.150     04/01/2035           120,571
      1,500,000   CT Devel. Authority Airport Facility
                     (Learjet)(2)                                       7.950     04/01/2026         1,357,725
        105,000   CT H&EFA (Bridgeport Hospital/Bridgeport
                     Hospital Foundation Obligated Group)(2)            6.500     07/01/2012           105,077
         20,000   CT H&EFA (St. Mary's Hospital Corp.)(2)               5.500     07/01/2012            18,412
         80,000   CT HFA(2)                                             6.300     11/15/2017            82,360
      2,975,000   Georgetown, CT Special Taxing District(2)             5.125     10/01/2036         1,797,525
      3,750,000   Mashantucket, CT Western Pequot Tribe, Series
                     B(2)                                               5.500     09/01/2036         2,530,388
      1,750,000   Mashantucket, CT Western Pequot Tribe, Series
                     B(2)                                               5.750     09/01/2027         1,301,650
      6,000,000   Mashantucket, CT Western Pequot Tribe, Series
                     B(2, 9)                                            6.500     09/01/2031         4,738,260
      1,760,000   West Haven, CT Hsg. Authority (Meadow Landing
                     Apartments)(2)                                     6.000     01/01/2028         1,387,355
        635,000   West Haven, CT Hsg. Authority (Meadow Landing
                     Apartments)(2)                                     6.000     01/01/2033           482,543
                                                                                               ---------------
                                                                                                    14,048,682
DELAWARE--0.1%
      1,810,000   DE EDA (General Motors Corp.)(2)                      5.600     04/01/2009           995,500
         15,000   DE Hsg. Authority (Single Family Mtg.)(2)             6.000     07/01/2018            15,216
         55,000   DE Hsg. Authority (Single Family Mtg.)(2)             6.000     07/01/2032            55,051
      6,939,000   Millsboro, DE Special Obligation (Plantation
                     Lakes)(2)                                          5.450     07/01/2036         4,525,199
                                                                                               ---------------
                                                                                                     5,590,966
DISTRICT OF COLUMBIA--1.5%
        220,000   District of Columbia HFA (Benning Road
                     Apartments)(2)                                     6.300     01/01/2012           203,060


                  8 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                             COUPON       MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
DISTRICT OF COLUMBIA CONTINUED
$    10,380,000   District of Columbia HFA (Shipley Park
                     Apartments)(1)                                     4.800%    06/01/2038   $     8,304,934
        115,000   District of Columbia Tobacco Settlement
                     Financing Corp.(2)                                 6.250     05/15/2024           102,416
     32,680,000   District of Columbia Tobacco Settlement
                     Financing Corp.(2)                                 6.750     05/15/2040        26,437,466
    515,000,000   District of Columbia Tobacco Settlement
                     Financing Corp. (TASC)                             6.367(5)  06/15/2046        12,782,300
  1,375,680,000   District of Columbia Tobacco Settlement
                     Financing Corp. (TASC)                             6.897(5)  06/15/2055        11,762,064
  1,055,000,000   District of Columbia Tobacco Settlement
                     Financing Corp. (TASC)                             7.250(5)  06/15/2055         6,794,200
                                                                                               ---------------
                                                                                                    66,386,440
FLORIDA--23.4%
      1,150,000   Aberdeen, FL Community Devel. District(2)             5.250     11/01/2015           945,220
        420,000   Aberdeen, FL Community Devel. District(2)             5.500     11/01/2011           385,686
     23,300,000   Aberdeen, FL Community Devel. District(2)             5.500     05/01/2036        15,210,706
      8,000,000   Alachua County, FL Industrial Devel. Revenue
                     (North Florida Retirement Village)(2)              5.875     11/15/2042         5,298,640
      5,350,000   Amelia Concourse, FL Community Devel.
                     District(2)                                        5.750     05/01/2038         3,561,977
      1,885,000   Amelia Walk, FL Community Devel. District
                     Special Assessment(2)                              5.500     05/01/2037         1,172,527
     12,920,000   Arborwood, FL Community Devel. District
                     (Centex Homes)(2)                                  5.250     05/01/2016        10,470,756
     14,180,000   Arlington Ridge, FL Community Devel.
                     District(2, 3)                                     5.500     05/01/2036         9,256,988
      9,250,000   Ave Maria Stewardship, FL Community Devel.
                     District(2)                                        5.125     05/01/2038         5,691,618
      2,220,000   Avelar Creek, FL Community Devel. District(2)         5.375     05/01/2036         1,461,359
      1,045,000   Avignon Villages, FL Community Devel.
                     District(2, 3)                                     5.300     05/01/2014           629,675
        755,000   Avignon Villages, FL Community Devel.
                     District(2, 3)                                     5.400     05/01/2037           457,870
      1,000,000   Bahia Lakes, FL Community Devel. District(2)          5.450     05/01/2037           652,020
      2,620,000   Bainebridge, FL Community Devel. District(2)          5.500     05/01/2038         1,677,010
     11,000,000   Baker, FL Correctional Devel. Corp. (Detention
                     Center)(2)                                         7.500     02/01/2030         8,899,330
      2,740,000   Bartram Park, FL Community Devel. District(2)         5.300     05/01/2035         1,741,982
      5,240,000   Bay Laurel Center, FL Community Devel.
                     District Special Assessment(2)                     5.450     05/01/2037         3,475,011
        225,000   Bayshore, FL Hsg. Corp.(2, 3, 4)                      8.000     12/01/2016           137,750
      4,465,000   Baywinds, FL Community Devel. District(2)             4.900     05/01/2012         3,931,700
     11,215,000   Baywinds, FL Community Devel. District(2)             5.250     05/01/2037         6,770,832
      4,225,000   Beacon Lakes, FL Community Devel. District
                     Special Assessment(2)                              6.000     05/01/2038         2,953,824
      3,380,000   Beacon Lakes, FL Community Devel. District
                     Special Assessment(2)                              6.200     05/01/2038         2,406,797
      1,955,000   Beacon, FL Tradeport Community Devel.
                     District(2)                                        7.250     05/01/2033         1,678,328
     10,640,000   Bella Verde, FL Golf Community Devel. District        7.250     12/18/2008        10,560,094


                  9 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
FLORIDA CONTINUED
$     7,625,000   Bonnet Creek, FL Resort Community Devel.
                     District Special Assessment(2)                     7.500%    05/01/2034   $     6,908,250
      4,000,000   Boynton Village, FL Community Devel. District
                     Special Assessment(2)                              6.000     05/01/2038         2,766,000
         75,000   Broward County, FL Educational Facilities
                     Authority (Pompano Oaks Apartments)(2)             6.000     12/01/2027            68,709
         25,000   Broward County, FL HFA (Cross Keys
                     Apartments)(2)                                     5.750     10/01/2028            21,101
     12,475,000   Broward County, FL HFA (Pembroke Village
                     Apartments)(2)                                     7.000     06/01/2046        11,731,365
      1,295,000   Broward County, FL HFA (Single Family)(2)             5.000     10/01/2039         1,208,662
         15,000   Broward County, FL HFA (Stirling Apartments)(2)       5.600     10/01/2018            13,994
        125,000   Broward County, FL HFA (Stirling Apartments)(2)       5.750     04/01/2038           103,879
      6,050,000   Buckeye Park, FL Community Devel. District(2)         7.875     05/01/2038         5,350,076
        815,000   Cascades, FL Groveland Community Devel.
                     District(2)                                        5.300     05/01/2036           470,141
      1,050,000   Century Gardens, FL Community Devel.
                     District(2)                                        5.100     05/01/2037           677,030
     25,790,000   CFM, FL Community Devel. District, Series A(2)        6.250     05/01/2035        18,379,501
      2,500,000   Chapel Creek, FL Community Devel. District
                     Special Assessment(2)                              5.200     05/01/2011         2,296,675
      3,665,000   Chapel Creek, FL Community Devel. District
                     Special Assessment(2)                              5.250     05/01/2015         3,015,379
     12,595,000   Chapel Creek, FL Community Devel. District
                     Special Assessment(2)                              5.500     05/01/2038         7,929,560
      4,200,000   City Center, FL Community Devel. District(2)          6.000     05/01/2038         3,019,128
      7,535,000   City Center, FL Community Devel. District(2)          6.125     05/01/2036         5,549,754
     26,915,000   Clearwater Cay, FL Community Devel. District(2)       5.500     05/01/2037        15,710,286
      2,710,000   Coconut Cay, FL Community Devel. District
                     Special Assessment(2)                              5.375     05/01/2036         1,835,619
         55,000   Collier County, FL IDA (Allete)(2)                    6.500     10/01/2025            45,475
     16,110,000   Concord Stations, FL Community Devel.
                     District(2)                                        5.300     05/01/2035        10,242,094
      3,775,000   Connerton West, FL Community Devel. District(2)       5.125     05/01/2016         3,097,237
      4,370,000   Connerton West, FL Community Devel. District(2)       5.400     05/01/2038         2,863,137
      4,940,000   Copperstone, FL Community Devel. District(2)          5.200     05/01/2038         3,009,596
      7,400,000   Cordoba Ranch, FL Community Devel. District
                     Special Assessment(2)                              5.550     05/01/2037         4,836,714
      1,345,000   Coronado, FL Community Devel. District(2)             6.000     05/01/2038           956,080
      3,250,000   Creekside, FL Community Devel. District(2)            5.200     05/01/2038         1,947,173
      1,110,000   Crestview II, FL Community Devel. District
                     Special Assessment(2)                              5.600     05/01/2037           798,345
      2,625,000   Crosscreek, FL Community Devel. District(2)           5.500     05/01/2017         1,537,515
      1,280,000   Crosscreek, FL Community Devel. District(2)           5.600     05/01/2039           753,037
      9,570,000   Cypress Creek of Hillsborough County, FL
                     Community Devel. District(2)                       5.350     05/01/2037         6,140,495
         70,000   Dade City, FL (First Mtg.-Retirement Care)(2)         8.000     01/01/2025            60,881
         45,000   Dade County, FL HFA (Golden Lakes
                     Apartments)(2)                                     6.050     11/01/2039            36,152
         90,000   Dade County, FL HFA (Siesta Pointe
                     Apartments)(2)                                     5.650     09/01/2017            88,296


                 10 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
FLORIDA CONTINUED
$         9,464   Dade County, FL HFA (Single Family Mtg.)(2)           6.100%    04/01/2027   $         9,518
      1,900,000   Dade County, FL IDA (Miami Cerebral Palsy
                     Residence)(2)                                      8.000     06/01/2022         1,665,844
        115,000   Dade County, FL Res Rec(2)                            5.500     10/01/2013           114,506
      7,815,000   Deer Run, FL Community Devel. District Special
                     Assessment(2)                                      7.625     05/01/2039         6,702,457
      3,065,000   Durbin Crossing, FL Community Devel. District
                     Special Assessment(2)                              5.250     11/01/2015         2,526,234
      2,395,000   East Homestead, FL Community Devel. District(2)       5.375     05/01/2036         1,576,557
        900,000   East Homestead, FL Community Devel. District(2)       5.450     11/01/2036           616,815
      2,225,000   East Park, FL Community Devel. District
                     Special Assessment(2)                              7.500     05/01/2039         1,879,458
      1,110,000   Easton Park, FL Community Devel. District(2)          5.200     05/01/2037           727,672
          5,000   Edgewater, FL Water and Sewer(2)                      7.000     10/01/2021             5,012
      1,500,000   Enclave at Black Point Marina, FL Community
                     Devel. District(2)                                 5.200     05/01/2014         1,245,495
      1,250,000   Enclave at Black Point Marina, FL Community
                     Devel. District(2)                                 5.400     05/01/2037           752,838
         75,000   Escambia County, FL HFA (Single Family Mtg.)(2)       5.500     10/01/2031            62,393
     21,385,000   Fiddler's Creek, FL Community Devel. District
                     No.2(2)                                            6.000     05/01/2038        15,372,393
        175,000   FL Capital Projects Finance Authority
                     (Peerless Group)(2)                                7.500     08/01/2019           149,007
     26,200,000   FL Capital Trust Agency (AHF Florida LLC)(2)          8.125     10/01/2038        21,138,160
      3,085,000   FL Capital Trust Agency (American
                     Opportunity)(2)                                    5.750     06/01/2023         2,311,806
      2,000,000   FL Capital Trust Agency (American
                     Opportunity)(2)                                    5.875     06/01/2038         1,350,800
        960,000   FL Capital Trust Agency (American
                     Opportunity)(2)                                    7.250     06/01/2038           635,347
        695,000   FL Capital Trust Agency (American
                     Opportunity)(2)                                    8.250     12/01/2038           458,095
      7,025,000   FL Capital Trust Agency (Atlantic Hsg.
                     Foundation)(2)                                     7.000     07/15/2032         6,044,942
     13,000,000   FL Capital Trust Agency (Atlantic Hsg.
                     Foundation)(2)                                     8.260     07/15/2038        11,420,500
         30,000   FL HFA (Hsg. Partners of Panama City)(2)              5.700     05/01/2037            24,738
         60,000   FL HFA (Landings Boot Ranch)(2)                       6.100     11/01/2035            60,908
        100,000   FL HFA (Mar Lago Village Apartments)(2)               5.900     12/01/2027            90,353
        115,000   FL HFA (Reserve at Kanapaha)(2)                       5.700     07/01/2037            94,778
         20,000   FL HFA (Spinnaker Cove Apartments)(2)                 6.500     07/01/2036            18,485
      1,345,000   FL HFA (St. Cloud Village Associates)(2)              8.000     02/15/2030         1,037,573
         75,000   FL HFA (Stoddert Arms Apartments)(2)                  6.250     09/01/2026            70,692
         15,000   FL HFA (Turtle Creek Apartments)(2)                   6.200     05/01/2036            13,312
         15,000   FL HFA (Wentworth Apartments)(2)                      5.450     10/01/2037            11,900
         50,000   FL HFA (Willow Lake Apartments)(2)                    5.250     01/01/2021            44,564
        100,000   FL HFA (Willow Lake Apartments)(2)                    5.350     07/01/2027            84,693
         55,000   FL HFC (Ashton Point Apartments)(2)                   5.625     07/01/2029            47,386
        100,000   FL HFC (Ashton Point Apartments)(2)                   5.750     07/01/2036            83,524
         85,000   FL HFC (Brittany of Rosemont)(2)                      6.250     07/01/2035            76,118
         20,000   FL HFC (East Lake Apartments)(2)                      5.050     10/01/2026            16,432
         45,000   FL HFC (Grande Pointe Apartments)(2)                  6.000     07/01/2038            38,755


                 11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
FLORIDA CONTINUED
$        70,000   FL HFC (Hampton Court Apartments)(2)                  5.600%    03/01/2032   $        58,734
      9,670,000   FL HFC (Homeowner Mtg.)(1)                            5.150     07/01/2038         7,317,421
        130,000   FL HFC (Homeowner Mtg.)                               5.573(5)  01/01/2029            40,782
         15,000   FL HFC (Homeowner Mtg.)(2)                            6.250     07/01/2022            15,248
        145,000   FL HFC (Logan Heights Apartments)(2)                  6.000     10/01/2039           151,628
         25,000   FL HFC (Mystic Pointe II)(2)                          6.100     12/01/2035            21,982
         25,000   FL HFC (Raceway Pointe Apartments)(2)                 5.950     09/01/2032            21,897
         10,000   FL HFC (River Trace Senior Apartments)(2)             5.800     01/01/2041             8,340
         10,000   FL HFC (Sanctuary Winterlakes)(2)                     5.850     09/01/2026             9,035
         20,000   FL HFC (Sheridan Place of Bredenton)(2)               5.500     10/01/2036            16,094
         50,000   FL HFC (Spring Harbor Apartments)(2)                  5.500     08/01/2019            47,020
         95,000   FL HFC (Spring Harbor Apartments)(2)                  5.900     08/01/2039            79,987
         55,000   FL HFC (Stonebridge Landings Apartments)(2)           5.200     08/01/2031            43,913
         10,000   FL HFC (Sundance Pointe Associates)(2)                5.850     02/01/2037             8,452
         10,000   FL HFC (Villas De Mallorca)(2)                        5.750     07/01/2027             8,908
      5,095,000   FL HFC (Westchase Apartments)(2)                      6.610     07/01/2038         4,059,339
      8,765,000   FL Island at Doral III Community Devel.
                     District Special Assessment(2)                     5.900     05/01/2035         5,785,952
      3,400,000   FL Lake Ashton II Community Devel. District(2)        5.375     05/01/2036         2,225,504
      2,030,000   FL Mira Lago West Community Devel. District(2)        5.375     05/01/2036         1,351,574
      1,555,000   FL New Port Tampa Bay Community Devel.
                     District(2)                                        5.300     11/01/2012           943,636
     24,700,000   FL New Port Tampa Bay Community Devel.
                     District(2)                                        5.875     05/01/2038        14,489,514
      1,500,000   FL Parker Road Community Devel. District(2)           5.350     05/01/2015         1,247,925
      1,500,000   FL Parker Road Community Devel. District(2)           5.600     05/01/2038           975,555
      1,500,000   Flora Ridge, FL Educational Facilities Benefit
                     District(2)                                        5.300     05/01/2037           999,480
      5,700,000   Fontainbleau Lakes, FL Community Devel.
                     District(2)                                        6.000     05/01/2015         4,822,314
      4,000,000   Fontainbleau Lakes, FL Community Devel.
                     District(2)                                        6.000     05/01/2038         2,635,520
     10,755,000   Forest Creek, FL Community Devel. District(2)         5.450     05/01/2036         6,889,653
     12,315,000   Glades, FL Correctional Devel. Corp. (Glades
                     County Detention)(2)                               7.375     03/01/2030        10,334,009
     10,000,000   Grand Bay at Doral, FL Community Devel.
                     District(2)                                        6.000     05/01/2017         8,141,000
      8,735,000   Grand Bay at Doral, FL Community Devel.
                     District(2)                                        6.000     05/01/2039         5,829,215
     12,370,000   Greater Lakes/Sawgrass Bay, FL Community
                     Devel. District(2)                                 5.500     05/01/2038         7,787,905
      7,505,000   Greater Orlando, FL Aviation Authority
                     (JetBlue Airways Corp.)(2)                         6.375     11/15/2026         4,724,097
     14,965,000   Greater Orlando, FL Aviation Authority
                     (JetBlue Airways Corp.)(2)                         6.500     11/15/2036         8,898,788
        150,000   Gulf Breeze, FL GO(2)                                 5.900     12/01/2015           150,270
      5,940,000   Hammocks, FL Community Devel. District Special
                     Assessment(2)                                      5.500     05/01/2037         3,903,887
      8,900,000   Harrison Ranch, FL Community Devel. District(2)       5.300     05/01/2038         5,575,850
      1,125,000   Hawks Point, FL Community Devel. District(2)          5.300     05/01/2039           694,046
     15,675,000   Heritage Bay, FL Community Devel. District(2)         5.500     05/01/2036        10,232,954


                 12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
FLORIDA CONTINUED
$    15,250,000   Heritage Harbour North, FL Community Devel.
                     District(2)                                        6.375%    05/01/2038   $    11,378,788
      1,910,000   Heritage Plantation, FL Community Devel.
                     District(2)                                        5.100     11/01/2013         1,639,410
      3,530,000   Heritage Plantation, FL Community Devel.
                     District(2)                                        5.400     05/01/2037         2,232,866
     12,000,000   Hialeah Gardens, FL Health Facilities
                     Authority (Catholic Health Services)(1)            5.250     08/15/2031        10,279,487
        945,000   Highland Meadows, FL Community Devel. District
                     Special Assessment, Series A(2)                    5.500     05/01/2036           584,114
      4,065,000   Highlands, FL Community Devel. District(2)            5.550     05/01/2036         2,674,485
      2,000,000   Hillsborough County, FL IDA (National Gypsum
                     Company)(2)                                        7.125     04/01/2030         1,323,520
      9,250,000   Hillsborough County, FL IDA (Senior Care
                     Group)(2)                                          6.700     07/01/2021         7,555,955
      6,035,000   Hillsborough County, FL IDA (Senior Care
                     Group)(2)                                          6.750     07/01/2029         4,747,372
     11,465,000   Indigo, FL Community Devel. District(2)               5.750     05/01/2036         7,692,671
      3,000,000   Jacksonville, FL EDC (Met Packaging
                     Solutions)(2)                                      5.500     10/01/2030         2,252,700
        715,000   Jacksonville, FL Water and Sewage (United
                     Waterworks)(2)                                     6.350     08/01/2025           673,237
      1,405,000   K-Bar Ranch, FL Community Devel. District
                     Special Assessment(2)                              5.450     05/01/2036           920,233
      1,180,000   Keys Cove, FL Community Devel. District(2)            5.875     05/01/2035           911,031
        925,000   Lake Frances, FL Community Devel. District
                     Special Assessment(2)                              5.300     05/01/2037           548,016
      2,000,000   Lakeside Landings, FL Devel. District(2)              5.250     05/01/2013         1,734,100
        750,000   Lakeside Landings, FL Devel. District(2)              5.500     05/01/2038           480,060
     14,500,000   Landmark at Doral, FL Community Devel.
                     District Special Assessment(2)                     5.200     05/01/2015        10,656,775
      8,000,000   Landmark at Doral, FL Community Devel.
                     District Special Assessment(2)                     5.500     05/01/2038         4,169,200
        100,000   Largo, FL Sun Coast Health System (Sun Coast
                     Hospital)(2)                                       6.200     03/01/2013            69,506
         65,000   Lee County, FL HFA (Single Family Mtg.)(2)            7.200     03/01/2033            65,933
      1,200,000   Legends Bay, FL Community Devel. District(2)          5.500     05/01/2014         1,037,292
      1,500,000   Legends Bay, FL Community Devel. District(2)          5.875     05/01/2038         1,029,240
        100,000   Leon County, FL Educational Facilities
                     Authority (Southgate Residence Hall)(2)            6.750     09/01/2028            79,500
      1,415,000   Liberty County, FL Revenue (Twin Oaks)(2)             8.250     07/01/2028         1,227,725
      7,955,000   Madeira, FL Community Devel. District(2)              5.250     11/01/2014         6,572,262
      8,045,000   Madeira, FL Community Devel. District(2)              5.450     05/01/2039         4,912,036
      1,620,000   Madison County, FL Mtg. (Twin Oaks)(2)                6.000     07/01/2025         1,296,032
      5,000,000   Magnolia Creek, FL Community Devel. District(2)       5.600     05/01/2014         4,333,700
      5,360,000   Magnolia Creek, FL Community Devel. District(2)       5.900     05/01/2039         3,639,708
      2,900,000   Magnolia West, FL Community Devel. District
                     Special Assessment(2)                              5.350     05/01/2037         1,839,963
      3,000,000   Main Street, FL Community Devel. District(2)          6.800     05/01/2038         2,437,920
     14,220,000   Martin County, FL IDA (Indiantown
                     Cogeneration)(2)                                   7.875     12/15/2025        12,827,151
        760,000   Martin County, FL IDA (Indiantown
                     Cogeneration)(2)                                   8.050     12/15/2025           686,379


                 13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
FLORIDA CONTINUED
$     4,820,000   Meadow Woods, FL Community Devel. District
                     Special Assessment(2)                              6.050%    05/01/2035   $     3,430,105
        985,000   Mediterranea, FL Community Devel. District
                     Special Assessment(2)                              5.600     05/01/2037           612,581
      1,025,000   Miami Beach, FL Health Facilities Authority
                     (Mt. Sinai Medical Center)(2)                      6.700     11/15/2019           862,497
        540,000   Miami Beach, FL Health Facilities Authority
                     (Mt. Sinai Medical Center)(2)                      6.800     11/15/2031           423,959
     26,300,000   Miami-Dade County, FL Aviation (Miami
                     International Airport)(1)                          5.250     10/01/2041        19,844,139
      7,380,000   Miami-Dade County, FL Aviation (Miami
                     International Airport)(1)                          5.500     10/01/2026         6,326,394
      2,600,000   Miami-Dade County, FL Aviation (Miami
                     International Airport)(1)                          5.500     10/01/2027         2,211,248
         30,000   Miami-Dade County, FL Aviation (Miami
                     International Airport)(2)                          5.000     10/01/2033            22,267
     11,760,000   Miromar Lakes, FL Community Devel. District(2)        6.875     05/01/2035         9,109,178
      9,895,000   Miromar Lakes, FL Community Devel. District(2)        7.375     05/01/2032         8,334,163
     18,095,000   Montecito, FL Community Devel. District(2)            5.100     05/01/2013        15,590,290
      5,615,000   Montecito, FL Community Devel. District(2)            5.500     05/01/2037         3,550,028
        690,000   Moody River, FL Estates Community Devel.
                     District(2)                                        5.350     05/01/2036           439,875
     16,950,000   Myrtle Creek, FL Improvement District Special
                     Assessment(2)                                      5.200     05/01/2037        10,492,559
     11,150,000   Nassau County, FL (Nassau Care Centers)(2)            6.900     01/01/2038         9,010,315
         25,000   Nassau County, FL Pollution Control (ITT
                     Rayonier)(2)                                       6.200     07/01/2015            23,160
      1,735,000   Naturewalk, FL Community Devel. District(2)           5.300     05/01/2016         1,056,650
      5,500,000   Naturewalk, FL Community Devel. District(2)           5.500     05/01/2038         3,369,080
      3,480,000   New River, FL Community Devel. District(2)            5.000     05/01/2013         2,201,552
        365,000   New River, FL Community Devel. District(2)            5.350     05/01/2038           218,146
      2,470,000   North Springs, FL Improvement District (Heron
                     Bay North Assessment)(2)                           5.200     05/01/2027         1,648,206
     15,515,000   North Springs, FL Improvement District
                     (Parkland Golf-Country Club)(2)                    5.450     05/01/2026        10,811,162
        750,000   Northern Palm Beach, FL Improvement District(2)       5.350     08/01/2041           462,743
      1,395,000   Oak Creek, FL Community Devel. District
                     Special Assessment(2)                              5.800     05/01/2035         1,041,186
      2,750,000   Oakmont Grove, FL Community Devel. District
                     Special Assessment(2)                              5.250     05/01/2012         1,644,198
      1,595,000   Oakmont Grove, FL Community Devel. District
                     Special Assessment(2)                              5.400     05/01/2038           961,195
      3,500,000   Old Palm, FL Community Devel. District (Palm
                     Beach Gardens)(2)                                  5.375     05/01/2014         3,041,220
      1,535,000   Orange County, FL Health Facilities Authority
                     (GF Orlando/CFGH Obligated Group)(2)               8.875     07/01/2021         1,557,779
      3,200,000   Orange County, FL Health Facilities Authority
                     (GF Orlando/CFGH Obligated Group)(2)               9.000     07/01/2031         3,193,152


                 14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
FLORIDA CONTINUED
$       750,000   Orange County, FL Health Facilities Authority
                     (Orlando Lutheran Tower)(2)                        5.500%    07/01/2032   $       496,133
      1,125,000   Orange County, FL Health Facilities Authority
                     (Orlando Lutheran Tower)(2)                        5.500     07/01/2038           717,874
      6,020,000   Orange County, FL HFA (Dunwoodie Apartments)(2)       6.500     07/01/2035         4,554,913
         10,000   Orange County, FL HFA (Homeowner)(2)                  5.200     09/01/2023             8,662
         20,000   Orange County, FL HFA (Homeowner)(2)                  5.250     09/01/2026            16,841
        140,000   Orange County, FL HFA (Homeowner)                     5.420(5)  03/01/2028            34,422
         15,000   Orange County, FL HFA (Homeowner)(2)                  5.550     09/01/2033            14,997
          5,000   Orange County, FL HFA (Park Avenue Villas)(2)         5.250     09/01/2031             4,019
      1,750,000   Orange County, FL HFA (Seminole Pointe)(2)            5.800     06/01/2032         1,297,328
        100,000   Osceola County, FL HFA (Kensington
                     Apartments)(2)                                     5.450     01/01/2040            78,875
      3,750,000   Palm Bay, FL Educational Facilities (Patriot
                     Charter School)(2)                                 7.000     07/01/2036         2,893,913
         55,000   Palm Beach County, FL HFA (Golden Lake Hsg.
                     Assoc.)(2)                                         6.100     08/01/2029            50,233
     14,190,000   Palm Coast Park, FL Community Devel. District
                     Special Assessment(2)                              5.700     05/01/2037         9,514,537
      2,705,000   Palm Glades, FL Community Devel. District(2)          5.300     05/01/2036         1,800,178
      6,065,000   Palm Glades, FL Community Devel. District
                     Special Assessment(2)                              7.125     05/01/2039         4,785,103
      1,850,000   Palm River, FL Community Devel. District(2)           5.150     05/01/2013         1,612,812
        950,000   Palm River, FL Community Devel. District(2)           5.375     05/01/2036           608,057
      1,500,000   Parkway Center, FL Community Devel. District,
                     Series A(2)                                        6.300     05/01/2034         1,097,670
      2,735,000   Paseo, FL Community Devel. District(2)                5.000     02/01/2011         2,521,397
      6,585,000   Pine Ridge Plantation, FL Community Devel.
                     District(2)                                        5.400     05/01/2037         4,165,276
      4,625,000   Pinellas County, FL Health Facility Authority
                     (St. Mark Village)(2)                              5.650     05/01/2037         2,936,413
         35,000   Pinellas County, FL HFA (Single Family Hsg.)(2)       5.200     03/01/2037            25,821
        475,000   Pinellas County, FL HFA (Single Family Hsg.)(2)       5.250     03/01/2038           345,406
        145,000   Pinellas County, FL HFA (Single Family Hsg.)          5.503(5)  03/01/2031            27,824
      1,315,000   Poinciana West, FL Community Devel. District
                     Special Assessment(2)                              6.000     05/01/2037         1,003,700
      2,100,000   Port St. Lucie, FL Special Assessment (Peacock
                     & Lowry)(2)                                        5.350     07/01/2027         1,540,686
      6,150,000   Portico, FL Community Devel. District(2)              5.450     05/01/2037         3,857,342
      1,500,000   Portofino Cove, FL Community Devel. District
                     Special Assessment(2)                              5.500     05/01/2038           993,015
      2,910,000   Portofino Isles, FL Community Devel. District
                     (Portofino Court)(2)                               5.600     05/01/2036         1,929,417
      1,000,000   Portofino Landings, FL Community Devel.
                     District Special Assessment(2)                     5.200     05/01/2017           795,330
      2,000,000   Portofino Landings, FL Community Devel.
                     District Special Assessment(2)                     5.400     05/01/2038         1,302,900


                 15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
FLORIDA CONTINUED
$       915,000   Portofino Springs, FL Community Devel.
                     District Special Assessment(2)                     5.500%    05/01/2038   $       605,739
      2,480,000   Portofino Vista, FL Community Devel.
                     District(2)                                        5.000     05/01/2013         2,148,399
      4,110,000   Quarry, FL Community Devel. District(2)               5.250     05/01/2036         2,651,895
      9,000,000   Quarry, FL Community Devel. District(2)               5.500     05/01/2036         6,041,790
        490,000   Renaissance Commons, FL Community Devel.
                     District, Series A(2)                              5.600     05/01/2036           335,944
      6,400,000   Reunion East, FL Community Devel. District(2)         5.800     05/01/2036         4,471,744
     10,000,000   Reunion East, FL Community Devel. District,
                     Series A(2)                                        7.375     05/01/2033         8,848,700
     22,640,000   Reunion West, FL Community Devel. District(2)         6.250     05/01/2036        16,513,616
      2,250,000   Ridgewood Trails, FL Community Devel.
                     District(2)                                        5.650     05/01/2038         1,474,898
      9,535,000   River Bend, FL Community Devel. District(2)           5.450     05/01/2035         6,381,585
      6,570,000   River Bend, FL Community Devel. District(2)           7.125     11/01/2015         6,052,021
      7,890,000   River Glen, FL Community Devel. District
                     Special Assessment(2)                              5.450     05/01/2038         5,009,677
      3,495,000   Riverwood Estates, FL Community Devel.
                     District Special Assessment(2, 3)                  5.350     05/01/2037         2,098,433
      2,575,000   Rolling Hills, FL Community Devel. District(2)        5.125     11/01/2013         2,212,775
      1,970,000   Rolling Hills, FL Community Devel. District(2)        5.450     05/01/2037         1,256,151
        200,000   Santa Rosa Bay, FL Bridge Authority(2)                6.250     07/01/2028           142,532
     23,200,000   Sarasota, FL National Community Devel.
                     District Special Assessment(2)                     5.300     05/01/2039        14,312,776
      4,475,000   Seminole County, FL IDA (Progressive Health)(2)       7.500     03/01/2035         3,778,377
      6,855,000   Shingle Creek, FL Community Devel. District(2)        6.100     05/01/2025         5,162,980
     25,085,000   Shingle Creek, FL Community Devel. District(2)        6.125     05/01/2037        17,439,594
      1,055,000   Six Mile Creek, FL Community Devel. District(2)       5.500     05/01/2017           828,238
      8,625,000   Six Mile Creek, FL Community Devel. District(2)       5.875     05/01/2038         5,666,021
      6,900,000   South Bay, FL Community Devel. District(2)            5.125     11/01/2009         3,795,000
     12,035,000   South Bay, FL Community Devel. District(2, 3)         5.375     05/01/2013         6,619,250
     16,775,000   South Bay, FL Community Devel. District(2)            5.950     05/01/2036         9,226,250
     11,585,000   South Fork East, FL Community Devel.
                     District(2)                                        5.350     05/01/2036         8,047,289
      1,825,000   South Fork East, FL Community Devel.
                     District(2)                                        6.500     05/01/2038         1,400,925
      7,555,000   South Fork East, FL Community Devel.
                     District(2)                                        7.000     11/01/2015         6,818,916
        100,000   South Lake County, FL Hospital District
                     (Orlando Regional Healthcare System)(2)            6.000     10/01/2022            89,797
      3,100,000   St. Johns County, FL IDA (Glenmoor Health
                     Care)(2)                                           5.375     01/01/2040         1,880,956
        565,000   St. Johns County, FL IDA (St. John's County
                     Welfare Federation)(2)                             5.200     10/01/2027           364,182
      1,000,000   St. Johns County, FL IDA (St. John's County
                     Welfare Federation)(2)                             5.250     10/01/2041           589,850
      1,970,000   Stonebrier, FL Community Devel. District(2)           5.500     05/01/2037         1,280,342
      3,165,000   Stoneybrook, FL South Community Devel.
                     District(2)                                        5.800     05/01/2039         2,140,015
      1,515,000   Summerville, FL Community Devel. District(2)          5.500     05/01/2036           931,725
      6,000,000   Sweetwater Creek, FL Community Devel.
                     District(2)                                        5.500     05/01/2038         3,777,480


                 16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
FLORIDA CONTINUED
$     9,460,000   Tern Bay, FL Community Devel. District(2, 3)          5.000%    05/01/2015   $     5,228,258
     19,075,000   Tern Bay, FL Community Devel. District(2, 3)          5.375     05/01/2037        10,597,689
     33,650,000   Tolomato, FL Community Devel. District Special
                     Assessment(2)                                      6.650     05/01/2040        27,164,636
      2,925,000   Town Center, FL at Palm Coast Community Devel.
                     District(2)                                        6.000     05/01/2036         2,058,849
      5,000,000   Treeline, FL Preservation Community Devel.
                     District(2)                                        6.800     05/01/2039         3,861,150
        745,000   Turnbull Creek, FL Community Devel. District
                     Special Assessment(2)                              5.250     05/01/2037           465,007
      1,410,000   Two Creeks, FL Community Devel. District(2)           5.250     05/01/2037           870,294
      2,250,000   University Square, FL Community Devel.
                     District(2)                                        5.875     05/01/2038         1,661,918
     10,750,000   Verandah East, FL Community Devel. District(2)        5.400     05/01/2037         7,072,533
      7,920,000   Verano Center, FL Community Devel. District(2)        5.375     05/01/2037         5,045,357
      2,500,000   Villa Portofino East, FL Community Devel.
                     District(2)                                        5.200     05/01/2037         1,530,325
      1,760,000   Villa Portofino West, FL Community Devel.
                     District(2)                                        5.350     05/01/2036         1,134,619
      1,265,000   Villa Vizcaya, FL Community Devel. District
                     Special Assessment(2)                              5.550     05/01/2039           813,167
      2,000,000   Villages of Westport, FL Community Devel.
                     District(2)                                        5.700     05/01/2035         1,337,820
      2,815,000   Villagewalk of Bonita Springs, FL Community
                     Devel. District(2)                                 5.150     05/01/2038         1,779,925
      1,395,000   Waterford Estates, FL Community Devel.
                     District Special Assessment(2)                     5.125     05/01/2013         1,189,879
      3,350,000   Waterford Estates, FL Community Devel.
                     District Special Assessment(2)                     5.500     05/01/2037         2,060,954
      3,735,000   Watergrass, FL Community Devel. District
                     Special Assessment(2)                              5.125     11/01/2014         3,120,966
      2,370,000   Watergrass, FL Community Devel. District
                     Special Assessment(2)                              5.375     05/01/2039         1,409,155
      3,190,000   Waterlefe, FL Community Devel. District Golf
                     Course(2)                                          8.125     10/01/2025           464,241
      7,020,000   Waters Edge, FL Community Devel. District(2)          5.350     05/01/2039         4,134,218
      3,025,000   Waters Edge, FL Community Devel. District(2)          5.400     05/01/2039         1,796,457
      5,800,000   Waterstone, FL Community Devel. District(2)           5.500     05/01/2018         4,632,692
      6,250,000   Wentworth Estates, FL Community Devel.
                     District(2)                                        5.125     11/01/2012         5,451,250
     28,210,000   Wentworth Estates, FL Community Devel.
                     District(2)                                        5.625     05/01/2037        17,520,103
      3,505,000   West Villages, FL Improvement District(2)             5.350     05/01/2015         2,900,738
     10,330,000   West Villages, FL Improvement District(2)             5.500     05/01/2037         6,531,039
     11,395,000   West Villages, FL Improvement District(2)             5.500     05/01/2038         7,174,064
     18,550,000   West Villages, FL Improvement District(2)             5.800     05/01/2036        12,338,533
     15,040,000   Westridge, FL Community Devel. District(2)            5.800     05/01/2037         9,963,549
     11,370,000   Westside, FL Community Devel. District(2)             5.650     05/01/2037         7,565,143
     17,510,000   Westside, FL Community Devel. District(2)             7.200     05/01/2038        14,421,761
      1,480,000   Winter Garden Village at Fowler Groves, FL
                     Community Devel. District Special Tax(2)           5.650     05/01/2037         1,098,234
      2,085,000   World Commerce, FL Community Devel. District
                     Special Assessment(2)                              5.500     05/01/2038         1,388,172


                 17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
FLORIDA CONTINUED
$     1,000,000   World Commerce, FL Community Devel. District
                     Special Assessment(2)                              6.500%    05/01/2036   $       775,660
      7,420,000   Wyld Palms, FL Community Devel. District(2)           5.400     05/01/2015         6,158,823
      4,400,000   Wyld Palms, FL Community Devel. District(2)           5.500     05/01/2038         2,847,900
      2,040,000   Zephyr Ridge, FL Community Devel. District(2)         5.250     05/01/2013         1,234,159
      2,665,000   Zephyr Ridge, FL Community Devel. District(2)         5.625     05/01/2037         1,612,272
                                                                                               ---------------
                                                                                                 1,057,858,383
GEORGIA--2.2%
         60,000   Acworth, GA Hsg. Authority (Wingate Falls
                     Apartments)(2)                                     6.200     03/01/2027            56,312
         25,000   Acworth, GA Hsg. Authority (Wingate Falls
                     Apartments)(2)                                     6.200     03/01/2029            22,997
         55,000   Americus-Sumter County, GA Hospital Authority
                     (South Georgia Methodist Home for the Aging)(2)    6.250     05/15/2016            47,879
      3,000,000   Atlanta, GA Devel. Authority Student Hsg.
                     (ADA/CAU Partners)(2)                              6.250     07/01/2036         2,259,600
        160,000   Atlanta, GA Hsg. Authority (Village at
                     Castleberry)(2)                                    5.400     02/20/2039           125,806
      1,500,000   Atlanta, GA Tax Allocation (Eastside)(2)              5.600     01/01/2030         1,055,655
        140,000   Atlanta, GA Urban Residential Finance
                     Authority (Spring Branch Apartments)(2)            8.500     04/01/2026            77,671
        200,000   Brunswick and Glynn County, GA Devel.
                     Authority (Georgia-Pacific Corp.)(2)               5.550     03/01/2026           127,606
        325,000   Charlton County, GA Solid Waste Management
                     Authority (Chesser Island Road Landfill)(2)        7.375     04/01/2018           289,630
         40,000   Cherokee County, GA Hospital Authority (RT
                     Jones Memorial Hospital)(2)                        7.300     12/01/2013            43,309
         50,000   Crisp County, GA Devel. Authority
                     (International Paper Company)(2)                   6.200     02/01/2020            41,355
      4,000,000   De Kalb County, GA Devel. Authority (General
                     Motors Corp.)(2)                                   6.000     03/15/2021         4,000,160
      1,680,000   Effingham County, GA Devel. Authority (Fort
                     James Corp.)(2)                                    5.625     07/01/2018         1,284,478
         95,000   Effingham County, GA IDA Pollution Control
                     (Georgia-Pacific Corp.)(2)                         6.500     06/01/2031            68,678
        125,000   Fulton County, GA Airport (Delta
                     Airlines)(3, 4, 8)                                 5.300     05/01/2013             1,063
        250,000   Fulton County, GA Airport (Delta
                     Airlines)(3, 4, 8)                                 5.450     05/01/2023             2,125
         25,000   Fulton County, GA Airport (Delta
                     Airlines)(3, 4, 8)                                 5.500     05/01/2033               213
         80,000   Fulton County, GA Airport (Delta
                     Airlines)(3, 4, 8)                                 6.950     11/01/2012               680
     39,510,000   Fulton County, GA Devel. Authority (Catholic
                     Health East/Mercy Medical/McCauley Center
                     Obligated Group)(8)                                2.689(6)  11/15/2028        28,842,300
      4,000,000   Fulton County, GA Residential Care Facilities
                     (Lenbrook Square Foundation)(2)                    5.000     07/01/2027         2,570,680
      1,000,000   Fulton County, GA Residential Care Facilities
                     (Lenbrook Square Foundation)(2)                    5.125     07/01/2042           586,020
         15,000   GA Hsg. and Finance Authority (Single Family
                     Mtg.)(2)                                           5.400     12/01/2031            14,737
      5,000,000   GA Main Street Natural Gas(2, 3, 4)                   6.250     07/15/2028           776,000


                 18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
GEORGIA CONTINUED
$    24,700,000   Irwin County, GA COP(2)                               8.000%    08/01/2037   $    21,128,380
      2,000,000   Marietta, GA Devel. Authority (University
                     Facilities)(2)                                     7.000     06/15/2039         1,635,920
        100,000   McDuffie County, GA County Devel. Authority
                     (Temple-Inland)(2)                                 6.950     12/01/2023            83,457
     49,820,000   Milledgeville-Baldwin County, GA Devel.
                     Authority (Georgia College & State University
                     Foundation)(2)                                     3.251(6)  10/01/2033        26,404,600
         10,000   Peach County, GA Devel. Authority Healthcare
                     Facility(2)                                        8.500     03/01/2034             8,993
      7,000,000   Richmond County, GA Devel. Authority
                     (International Paper Company)(2)                   5.000     08/01/2030         4,175,500
        430,000   Savannah, GA EDA (Skidway Health & Living
                     Services)(2)                                       6.850     01/01/2019           376,332
      1,055,000   Savannah, GA EDA (Skidway Health & Living
                     Services)(2)                                       7.400     01/01/2024           967,815
      2,985,000   Savannah, GA EDA (Skidway Health & Living
                     Services)(2)                                       7.400     01/01/2034         2,640,143
         70,000   Savannah, GA EDA (Snap Hsg.)(2)                       5.350     11/20/2040            54,228
                                                                                               ---------------
                                                                                                    99,770,322
HAWAII--0.1%
      2,200,000   HI Dept. of Budget & Finance Special Purpose
                     (Kahala Senior Living Community)(2)                7.875     11/15/2023         2,119,458
        400,000   HI Dept. of Transportation (Continental
                     Airlines)(2)                                       5.625     11/15/2027           229,040
      7,860,000   HI Dept. of Transportation (Continental
                     Airlines)(2)                                       7.000     06/01/2020         4,968,463
                                                                                               ---------------
                                                                                                     7,316,961
IDAHO--0.1%
      3,000,000   ID Health Facilities Authority (Valley Vista
                     Care Corp.)(2)                                     7.875     11/15/2022         3,237,090
          5,000   ID Hsg. & Finance Assoc. (Single Family
                     Mtg.)(2)                                           5.350     01/01/2025             4,278
         75,000   ID Hsg. Agency (Single Family Mtg.)(2)                6.200     07/01/2025            76,267
         25,000   Power County, ID Industrial Devel. Corp. (FMC
                     Corp.)(2)                                          6.450     08/01/2032            18,405
                                                                                               ---------------
                                                                                                     3,336,040
ILLINOIS--7.2%
      1,700,000   Annawan, IL Tax Increment (Patriot Renewable
                     Fuels)(2)                                          5.625     01/01/2018         1,396,074
     37,911,000   Aurora, IL Single Family Mtg.(1)                      5.500     12/01/2039        33,606,043
     47,500,000   Aurora, IL Single Family Mtg.(1)                      6.300     12/01/2045        42,260,275
        399,300   Aurora, IL Single Family Mtg.(2)                      5.500     12/01/2039           353,756
      1,750,000   Belleville, IL Tax Increment (Frank Scott
                     Parkway Redevel.)(2)                               5.700     05/01/2036         1,225,018
      4,255,000   Bolingbrook, IL Will and Du Page Counties
                     Wastewater Facilities (Crossroads Treatment)(2)    6.600     01/01/2035         3,068,621
     30,975,000   Caseyville, IL Tax (Forest Lakes)(2)                  7.000     12/30/2022        22,494,045
      8,000,000   Centerpoint, IL Intermodal Center Program(2)          8.000     06/15/2023         6,565,360
         20,000   Chicago, IL (Single Family Mtg.)(2)                   6.350     10/01/2030            18,898


                 19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
ILLINOIS CONTINUED
$        35,000   Chicago, IL Midway Airport, Series B(2)               5.625%    01/01/2029   $        30,108
         35,000   Chicago, IL Multifamily Hsg. (Cottage View
                     Terrace)(2)                                        6.125     02/20/2042            30,188
         50,000   Chicago, IL Multifamily Hsg. (Indiana Manor
                     Townhomes)(2)                                      5.100     03/20/2044            36,656
      8,000,000   Chicago, IL O'Hare International Airport(1)           5.000     01/01/2034         5,909,033
     16,845,000   Chicago, IL O'Hare International Airport
                     (Delta Airlines)(2)                                6.450     05/01/2018        11,745,513
         90,000   Cook County, IL Multifamily Hsg. (Morton Grove
                     Senior Hsg.)(2)                                    5.650     09/20/2033            75,490
      5,300,000   Cortland, IL Special Tax (Sheaffer System)(2)         5.500     03/01/2017         4,246,519
      1,500,000   Deerfield, IL Educational Facilities
                     (Chicagoland Jewish High School)(2)                6.000     05/01/2041         1,131,105
      1,000,000   Du Page County, IL Special Service Area No. 31
                     Special Tax (Monarch Landing)(2)                   5.625     03/01/2036           686,250
      3,750,000   Gilberts, IL Special Service Area No. 19
                     Special Tax (Conservancy)(2)                       5.375     03/01/2016         2,280,188
      1,375,000   Godfrey, IL (United Methodist Village)(2)             5.875     11/15/2029         1,015,850
      1,725,000   Hampshire, IL Special Service Area No. 16
                     (Crown Devel.-Prairie Ridge)(2)                    5.625     03/01/2022         1,235,445
      3,135,000   Hampshire, IL Special Service Area No. 16
                     (Crown Devel.-Prairie Ridge)(2)                    6.000     03/01/2046         1,913,291
      1,160,000   Hampshire, IL Special Service Area No. 17
                     (Crown Devel.-Oakstead)(2)                         5.625     03/01/2022           830,792
      7,450,000   Hampshire, IL Special Service Area No. 17
                     (Crown Devel.-Oakstead)(2)                         6.000     03/01/2045         4,554,781
      1,215,000   Hampshire, IL Special Service Area No. 18
                     (Crown Devel.-Tamms Farm)(2)                       6.000     03/01/2044           744,260
      4,270,000   Hampshire, IL Special Service Area No. 19
                     (Crown Devel.-Prairie Ridge East)(2)               6.000     03/01/2046         2,605,981
         22,478   IL Devel. Finance Authority (Community
                     Rehabilitation Providers)(2)                       8.250     08/01/2012            17,266
        115,000   IL Devel. Finance Authority Solid Waste
                     (WSREC)(2)                                         8.250     04/01/2023           101,054
     11,600,000   IL Educational Facilities Authority (Plum
                     Creek Rolling Meadows)(2)                          6.500     12/01/2037         8,892,444
      3,195,000   IL Finance Authority (Bethel Terrace
                     Apartments)(2)                                     5.375     09/01/2035         2,234,295
      1,200,000   IL Finance Authority (Central Baptist
                     Village)(2)                                        5.375     11/15/2039           744,060
      4,000,000   IL Finance Authority (Clare Oaks)(2)                  6.000     11/15/2039         2,741,160
      1,000,000   IL Finance Authority (DeKalb Supportive
                     Living)(2)                                         6.100     12/01/2041           717,290
      2,250,000   IL Finance Authority (Franciscan
                     Communities)(2)                                    5.500     05/15/2027         1,569,240
      2,750,000   IL Finance Authority (Franciscan
                     Communities)(2)                                    5.500     05/15/2037         1,780,900
      2,000,000   IL Finance Authority (Friendship Village
                     Schaumburg)(2)                                     5.375     02/15/2025         1,366,700
      2,000,000   IL Finance Authority (Friendship Village
                     Schaumburg)(2)                                     5.625     02/15/2037         1,275,920
     30,000,000   IL Finance Authority (Illinois River Energy)(2)       8.500     07/01/2019        23,942,700
        850,000   IL Finance Authority (Luther Oaks)(2)                 6.000     08/15/2026           628,720
      1,500,000   IL Finance Authority (Luther Oaks)(2)                 6.000     08/15/2039         1,034,145


                 20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
ILLINOIS CONTINUED
$     3,265,000   IL Finance Authority (Lutheran Social Services
                     of Illinois/Vesper Management Corp. Obligated
                     Group)(2)                                          5.000%    08/15/2024   $     2,144,289
      3,640,000   IL Finance Authority (Lutheran Social Services
                     of Illinois/Vesper Management Corp. Obligated
                     Group)(2)                                          5.125     08/15/2028         2,290,215
     30,000,000   IL Finance Authority (Monarch Landing)(2)             7.000     12/01/2042        23,058,600
      1,250,000   IL Finance Authority (Montgomery Place)(2)            5.500     05/15/2026           863,438
      2,050,000   IL Finance Authority (Montgomery Place)(2)            5.750     05/15/2038         1,329,323
      7,000,000   IL Finance Authority (Sedgebrook)(2)                  6.000     11/15/2042         4,782,890
      2,500,000   IL Finance Authority (Three Crowns Park
                     Plaza)(2)                                          5.875     02/15/2038         1,649,325
      8,700,000   IL Health Facilities Authority(3, 8)                  6.900     11/15/2033         6,599,820
        100,000   IL Health Facilities Authority (Delnor
                     Community Resource Living)(2)                      6.000     11/15/2017            83,279
      1,870,000   IL Hsg. Devel. Authority (Riverwoods
                     Apartments)(2)                                     5.550     01/01/2048         1,456,898
      7,140,000   Lake County, IL Special Service Area No. 8(2)         7.125     03/01/2037         5,636,673
     13,635,000   Lombard, IL Public Facilities Corp.
                     (Conference Center & Hotel)(2)                     7.125     01/01/2036        11,168,701
      3,760,000   Manhattan, IL Special Service Area Special Tax
                     (Groebe Farm-Stonegate)(2)                         5.750     03/01/2022         3,110,310
      4,000,000   Manhattan, IL Special Service Area Special Tax
                     (Groebe Farm-Stonegate)(2)                         6.125     03/01/2040         2,400,080
      1,810,000   Manhattan, IL Special Service Area Special Tax
                     (Lakeside Towns Liberty)(2)                        5.750     03/01/2022         1,497,250
        380,000   Peoria, IL Hsg. (Peoria Oak Woods
                     Apartments)(2)                                     7.750     10/15/2033           332,052
      3,500,000   Plano, IL Special Service Area No. 5(2)               6.000     03/01/2036         2,567,250
      3,750,000   Quad Cities, IL Regional EDA (Heritage Woods
                     Moline)(2)                                         6.000     12/01/2041         2,649,413
      6,260,000   Quad Cities, IL Regional EDA (Pheasant Ridge
                     Apartments)(2)                                     6.375     08/01/2040         4,442,409
         47,033   Robbins, IL Res Rec (Robbins Res Rec Partners)        5.873(5)  10/15/2009            42,778
            347   Robbins, IL Res Rec (Robbins Res Rec
                     Partners)(2)                                       7.250     10/15/2009               338
            162   Robbins, IL Res Rec (Robbins Res Rec
                     Partners)(2)                                       7.250     10/15/2024               142
         10,000   Rockford, IL Mtg. (Faust Landmark
                     Partnership)(2)                                    6.200     01/01/2028             9,301
      2,500,000   Southwestern IL Devel. Authority
                     (Comprehensive Mental Health Center)(2)            6.625     06/01/2037         1,902,450
      1,500,000   Southwestern IL Devel. Authority (Eden
                     Retirement Center)(2)                              5.850     12/01/2036         1,029,255
     18,050,000   Southwestern IL Devel. Authority (Local
                     Government Programming)(2)                         7.000     10/01/2022        14,710,931
      3,650,000   Southwestern IL Devel. Authority (Village of
                     Sauget)(2)                                         5.625     11/01/2026         2,787,104
     15,230,000   Southwestern IL Devel. Authority Solid Waste
                     Disposal (Center Ethanol Company)(2)               8.250     12/01/2019        11,970,628
      8,450,000   Upper, IL River Valley Devel. Authority
                     (Living Springs McHenry)(2)                        6.100     12/01/2041         6,061,101
      3,025,000   Vernon Hills, IL Tax Increment (Town Center)(2)       6.250     12/30/2026         2,428,742
      3,200,000   Volo Village, IL Special Service Area
                     (Lancaster Falls)(2)                               5.750     03/01/2036         2,263,008


                 21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
ILLINOIS CONTINUED
$     5,600,000   Volo Village, IL Special Service Area
                     (Remington Pointe)(2)                              6.450%    03/01/2034   $     4,398,184
      5,170,000   Yorkville, IL United City Special Services
                     Area Special Tax (Bristol Bay)(2)                  5.875     03/01/2036         3,989,482
                                                                                               ---------------
                                                                                                   326,761,093
INDIANA--2.0%
      8,080,000   Anderson, IN Multifamily Hsg. (Cross Lakes
                     Apartments)(2, 10)                                 6.500     07/01/2033         6,018,065
     20,210,000   Bluffton, IN Solid Waste Disposal Facility
                     (Bluffton Subordinate Industrial Bio-Energy)(2)    7.500     09/01/2019        15,200,952
      1,475,000   East Chicago, IN Solid Waste Disposal (USG
                     Corp.)(2)                                          5.500     09/01/2028           911,432
      5,805,000   East Chicago, IN Solid Waste Disposal (USG
                     Corp.)(2)                                          6.375     08/01/2029         4,099,897
         25,000   Fort Wayne, IN Pollution Control (General
                     Motors Corp.)(2)                                   6.200     10/15/2025             8,022
         75,000   Griffith, IN Economic Devel. (May Department
                     Stores Company)(2)                                 6.750     03/01/2009            74,513
         25,000   IN Bond Bank (Southwestern Bartholomew Water
                     Corp.)(2)                                          6.625     06/01/2012            25,008
      1,835,000   IN Health Facility Financing Authority
                     (Methodist Hospitals)(2)                           5.500     09/15/2031         1,335,623
        550,000   IN Pollution Control (General Motors Corp.)(2)        5.625     04/01/2011           192,858
      9,365,000   Indianapolis, IN Multifamily Hsg. (Covered
                     Bridge)(2, 10)                                     6.000     04/01/2030         6,576,759
         75,000   Jasper County, IN Economic Devel.
                     (Georgia-Pacific Corp.)(2)                         5.600     04/01/2029            46,584
        215,000   Jasper County, IN Economic Devel.
                     (Georgia-Pacific Corp.)(2)                         5.625     12/01/2027           135,785
        560,000   Jasper County, IN Economic Devel.
                     (Georgia-Pacific Corp.)(2)                         6.700     04/01/2029           402,965
         30,000   North Manchester, IN (Estelle Peabody Memorial
                     Home)(2)                                           6.500     07/01/2015            27,881
     17,505,000   North Manchester, IN (Estelle Peabody Memorial
                     Home)(2)                                           7.250     07/01/2033        14,794,876
         60,000   Petersburg, IN Pollution Control (Indianapolis
                     Power & Light Company)(2)                          6.375     11/01/2029            51,182
      6,820,000   Shelbyville, IN Redevel. District Tax
                     Increment (Central Shelbyville Economic)(2)        6.500     07/01/2022         5,651,870
        230,000   St. Joseph County, IN Economic Devel. (Holy
                     Cross Village Notre Dame)(2)                       5.550     05/15/2019           178,064
      4,875,000   Vigo County, IN Hospital Authority (Union
                     Hospital)(2)                                       5.800     09/01/2047         3,201,364
      6,460,000   Vincennes, IN Economic Devel. (Southwest
                     Indiana Regional Youth Village)(2)                 6.250     01/01/2024         4,964,381
     25,000,000   Wabash County, IN Economic Devel. (North
                     Manchester Ethanol)(2)                             9.250     07/01/2020        22,358,500


                 22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
INDIANA CONTINUED
$     4,500,000   Wabash County, IN Economic Devel. Solid Waste
                     Facility(2)                                       14.000%    07/01/2020   $     3,982,905
                                                                                               ---------------
                                                                                                    90,239,486
IOWA--2.4%
        500,000   Cedar Rapids, IA (Cottage Grove Place)(2)             5.875     07/01/2028           343,855
      3,615,000   Cedar Rapids, IA (Cottage Grove Place)(2)             6.000     07/01/2014         3,258,055
        750,000   Coralville, IA Urban Renewal(2)                       5.750     06/01/2028           596,243
        750,000   Coralville, IA Urban Renewal(2)                       6.000     06/01/2036           588,773
      5,475,000   Dickinson County, IA Hsg. (Spirit Lake)(2)            5.875     12/01/2036         3,613,226
         20,000   IA Finance Authority (Allen Memorial Hospital
                     Corp.)(2)                                          5.600     02/15/2020            18,059
        440,000   IA Finance Authority (Amity Fellowserve)(2)           5.900     10/01/2016           366,832
        825,000   IA Finance Authority (Amity Fellowserve)(2)           6.000     10/01/2028           578,927
        940,000   IA Finance Authority (Amity Fellowserve)(2)           6.375     10/01/2026           712,877
      2,190,000   IA Finance Authority (Amity Fellowserve)(2)           6.500     10/01/2036         1,607,701
      1,160,000   IA Finance Authority (Boys & Girls Home and
                     Family Services)(2)                                5.900     12/01/2028           817,336
        900,000   IA Finance Authority Retirement Community
                     (Friendship Haven)(2)                              6.125     11/15/2032           663,003
      1,000,000   IA Finance Authority Senior Hsg. (Bethany
                     Manor)(2)                                          5.550     11/01/2041           631,280
      1,300,000   IA Finance Authority Senior Hsg. (Wedum Walnut
                     Ridge)(2)                                          5.375     06/01/2025           984,620
     36,910,000   IA Tobacco Settlement Authority(1)                    5.375     06/01/2038        21,873,971
     45,000,000   IA Tobacco Settlement Authority(1)                    5.500     06/01/2042        26,506,062
    190,800,000   IA Tobacco Settlement Authority                       6.250(5)  06/01/2046         4,119,372
    360,990,000   IA Tobacco Settlement Authority                       7.125(5)  06/01/2046         6,180,149
     59,992,781   IA Tobacco Settlement Authority (TASC)(1)             5.625     06/01/2046        35,535,037
                                                                                               ---------------
                                                                                                   108,995,378
KANSAS--0.5%
         85,000   Goddard, KS Industrial Revenue (IFR Systems)(2)       6.250     05/01/2012            85,400
      1,025,000   KS Devel. Finance Authority (Oak Ridge Park
                     Associates)(2)                                     6.500     02/01/2018           911,553
      1,000,000   KS Devel. Finance Authority (Oak Ridge Park
                     Associates)(2)                                     6.625     08/01/2029           795,010
         55,000   KS Devel. Finance Authority (VS/VSCF/JGCCF
                     Obligated Group)(2)                                5.500     11/15/2015            46,546
        450,000   Labette County, KS Hospital Revenue(2)                5.750     09/01/2029           331,097
      1,275,000   Lenexa, KS Multifamily Hsg. (Meadows
                     Apartments)(2)                                     7.950     10/15/2035         1,112,501
      1,000,000   Manhattan, KS Health Care Facility (Meadowlark
                     Hills Retirement)(2)                               5.125     05/15/2042           590,340
         45,000   Mission, KS Multifamily (Lamar Place
                     Apartments)(2)                                     5.180     10/01/2023            38,723
      4,500,000   Olathe, KS Tax Increment (Gateway)(2)                 5.000     03/01/2026         2,818,890
      2,500,000   Olathe, KS Transportation Devel. District
                     (Gateway)(2)                                       5.000     12/01/2028         1,505,300


                 23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
KANSAS CONTINUED
$        70,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)(2)                                    5.900%    06/01/2028   $        70,046
        170,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)(2)                                    7.600     12/01/2031           172,620
        410,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)(2)                                    7.600     12/01/2031           416,318
      9,760,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.) (1)                                   5.500     12/01/2038         8,658,535
      1,645,000   Wichita, KS Hsg. (Innes Station Apartments)(2)        6.250     03/01/2028         1,308,203
      2,475,000   Wyandotte County/Kansas City, KS Unified
                  Government Industrial Devel. (Crestwood
                     Apartments)(2)                                     6.950     06/01/2037         1,901,765
      1,400,000   Wyandotte County/Kansas City, KS Unified
                     Government Pollution Control (General
                     Motors)(2)                                         6.000     06/01/2025           449,288
                                                                                               ---------------
                                                                                                    21,212,135
KENTUCKY--0.3%
         15,000   Elizabethtown, KY Industrial Building
                     (Elizabethtown Medical Rehabilitation)(2)         10.250     12/01/2016            15,078
     28,805,000   Kenton County, KY Airport (Delta
                     Airlines)(3, 4, 8)                                 8.000     12/01/2015           244,843
     31,750,000   Kenton County, KY Airport (Delta
                     Airlines)(3, 4, 8)                                 8.000     12/01/2015           269,875
     27,170,000   Kenton County, KY Airport (Delta
                     Airlines)(3, 4, 8)                                 8.000     12/01/2015           230,945
     45,560,000   Kenton County, KY Airport (Delta
                     Airlines)(3, 4, 8)                                 8.000     12/01/2015           387,260
        150,000   Kenton County, KY Airport (Delta Airlines)(3,8)       8.000     12/01/2015             1,275
      2,580,000   Kuttawa, KY (1st Mtg.-GF/Kentucky)(2)                 6.750     03/01/2029         2,124,759
          5,000   KY EDFA (Norton)(2)                                   6.125     10/01/2010             5,085
      2,900,000   Morgantown, KY Solid Waste Disposal (Imco
                     Recycling)(2)                                      6.000     05/01/2023         2,250,864
      4,600,000   Morgantown, KY Solid Waste Disposal (Imco
                     Recycling)(2)                                      7.450     05/01/2022         3,997,584
      5,740,000   Morgantown, KY Solid Waste Disposal (Imco
                     Recycling)(2)                                      7.650     05/01/2016         5,300,144
                                                                                               ---------------
                                                                                                    14,827,712
LOUISIANA--2.5%
        175,000   Caddo Parish, LA Industrial Devel. Board
                     (Pennzoil Products Company)(2)                     5.600     12/01/2028           159,840
      2,600,000   Claiborne Parish, LA Law Enforcement District
                     (Claiborne Correctional Facilities)(2)             6.250     03/01/2019         2,261,636
      2,000,000   Colonial Pinnacle, LA Community Devel.
                     District Special Assessment(2)                     7.000     05/01/2037         1,692,980
      2,200,000   Juban Park, LA Community Devel. District
                     Special Assessment(2)                              5.150     10/01/2014         1,978,790
      3,710,000   LA CDA (Eunice Student Hsg. Foundation)(2)            7.375     09/01/2033         2,418,957
         65,000   LA HFA (Single Family Mtg.)(2)                        6.300     06/01/2020            65,586
      1,040,000   LA Local Government EF&CD Authority (Cypress
                     Apartments)(2)                                     8.000     04/20/2028           873,101


                 24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
LOUISIANA CONTINUED
$       480,000   LA Local Government EF&CD Authority (Sharlo
                     Apartments)(2)                                     8.000%    06/20/2028   $       390,365
      5,000,000   LA Local Government EF&CD Authority (Westlake
                     Chemical Corp.)(2)                                 6.750     11/01/2032         3,803,700
      5,350,000   LA Public Facilities Authority (Progressive
                     Healthcare)(2)                                     6.375     10/01/2028         3,938,617
    110,080,000   LA Tobacco Settlement Financing Corp. (TASC)(1)       5.875     05/15/2039        78,757,286
      9,630,000   LA Tobacco Settlement Financing Corp. (TASC),
                     Series B(2)                                        5.500     05/15/2030         8,088,333
      7,500,000   Lakeshore Villages, LA Master Community Devel.
                     District(2)                                        5.250     07/01/2017         6,260,850
         60,000   New Orleans, LA Sewage Service(2)                     5.400     06/01/2017            54,554
      3,020,000   St. James Parish, LA Solid Waste (IMC
                     Phosphates Company)(2)                             7.700     10/01/2022         2,588,533
         30,000   Tensas Parish, LA Law Enforcement District
                     COP(8)                                             8.000     10/01/2010            29,088
         15,000   West Feliciana Parish, LA Pollution Control
                     (Entergy Gulf States)(2)                           6.600     09/01/2028            13,951
                                                                                               ---------------
                                                                                                   113,376,167
MAINE--0.6%
     56,390,000   ME Finance Authority Solid Waste Recycling
                     Facilities (Great Northern Paper)(2)               7.750     10/01/2022        16,727,530
         80,000   ME Municipal Bond Bank, Series D(2)                   6.300     11/01/2014            80,160
         20,000   North Berwick, ME (Hussey Seating Company)(2)         7.000     12/01/2013            19,965
      4,800,000   Rumford, ME Pollution Control (Boise Cascade
                     Corp.)(2)                                          6.625     07/01/2020         3,977,040
      6,215,000   Rumford, ME Solid Waste Disposal (Boise
                     Cascade Corp.)(2)                                  6.875     10/01/2026         4,744,469
                                                                                               ---------------
                                                                                                    25,549,164
MARYLAND--0.5%
      6,810,000   Brunswick, MD Special Obligation (Brunswick
                     Crossing)(2)                                       5.500     07/01/2036         4,526,403
      8,000,000   MD EDC (Chesapeake Bay)(2)                            5.000     12/01/2031         4,794,880
      5,135,000   MD EDC Student Hsg. (Bowie State University)(2)       6.000     06/01/2023         3,980,036
        400,000   MD EDC Student Hsg. (University of Maryland)(2)       5.625     10/01/2023           290,312
      8,500,000   MD EDC Student Hsg. (University of Maryland)(2)       5.750     10/01/2033         5,650,715
        750,000   MD H&HEFA (Edenwald)(2)                               5.400     01/01/2031           535,163
        600,000   MD H&HEFA (Edenwald)(2)                               5.400     01/01/2037           404,406
        600,000   MD H&HEFA (King Farm Presbyterian Community)(2)       5.300     01/01/2037           368,910
        925,000   MD H&HEFA (Washington Christian Academy)(2)           5.500     07/01/2038           588,938
      2,250,000   Salisbury, MD Special Obligation (Villages at
                     Aydelotte Farm)(2)                                 5.250     01/01/2037         1,433,633
                                                                                               ---------------
                                                                                                    22,573,396
MASSACHUSETTS--2.1%
        800,000   MA Devel. Finance Agency (Eastern Nazarene
                     College)(2)                                        5.625     04/01/2019           683,000


                 25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
MASSACHUSETTS CONTINUED
$     2,630,000   MA Devel. Finance Agency (Eastern Nazarene
                     College)(2)                                        5.625%    04/01/2029   $     1,898,834
      1,800,000   MA Devel. Finance Agency (Linden Ponds)(2)            5.750     11/15/2042         1,125,558
        300,000   MA Devel. Finance Agency (Regis College)(2)           5.250     10/01/2018           241,572
      1,000,000   MA Devel. Finance Agency (VOA Concord)(2)             5.200     11/01/2041           591,640
     30,000,000   MA Educational Financing Authority, Series H(1)       6.350     01/01/2030        27,880,962
      9,990,000   MA H&EFA (CHE/MM/MC/MCoH Obligated Group)(1)          2.699(6)  11/15/2032         5,546,606
        155,000   MA H&EFA (CHE/MM/MC/MCoH Obligated Group) (8)         2.689(6)  11/15/2032            86,025
         75,000   MA H&EFA (Holyoke Hospital)(2)                        6.500     07/01/2015            65,770
     50,080,000   MA HFA, Series A(1)                                   5.250     07/01/2025        42,613,385
     10,500,000   MA HFA, Series A(2)                                   5.300     06/01/2049         7,874,790
      8,330,000   MA HFA, Series C(2)                                   5.400     12/01/2049         6,352,208
         95,000   MA Industrial Finance Agency (Arbors at
                     Taunton)(2)                                        5.500     06/20/2040            81,410
         50,000   MA Port Authority (Delta Air Lines)(2)                5.000     01/01/2027            35,186
                                                                                               ---------------
                                                                                                    95,076,946
MICHIGAN--2.0%
      3,600,000   Detroit, MI Local Devel. Finance Authority(2)         6.700     05/01/2021         2,762,388
      2,210,000   Detroit, MI Local Devel. Finance Authority(2)         6.850     05/01/2021         1,594,559
     35,150,000   Detroit, MI Sewer Disposal System(1)                  3.201(6)  07/01/2032        23,894,000
     20,510,000   Detroit, MI Sewer Disposal System(8)                  3.201(6)  07/01/2032        13,946,800
        770,000   East Lansing, MI Economic Corp. (Burcham
                     Hills)(2)                                          5.250     07/01/2037           479,325
      1,400,000   Kalamazoo, MI EDC (Heritage Community)(2)             5.500     05/15/2036           881,314
      2,625,000   Kent, MI Hospital Finance Authority(2)                6.250     07/01/2040         2,162,318
         65,000   MI Hospital Finance Authority (Detroit Medical
                     Center)(2)                                         6.500     08/15/2018            57,212
        900,000   MI Public Educational Facilities Authority
                     (American Montessori)(2)                           6.500     12/01/2037           719,802
        450,000   MI Public Educational Facilities Authority
                     (Black River School)(2)                            5.800     09/01/2030           335,192
      1,500,000   MI Public Educational Facilities Authority
                     (Old Redford Academy)(2)                           6.000     12/01/2035         1,122,510
      5,515,000   MI Strategic Fund Limited Obligation (Ford
                     Motor Company), Series A(2)                        6.550     10/01/2022         1,769,377
      1,500,000   MI Strategic Fund Limited Obligation
                     (Wolverine Human Services)(2)                      7.875     08/31/2028         1,283,250
      4,730,000   MI Strategic Fund Pollution Control (General
                     Motors Corp.)(2)                                   6.200     09/01/2020         1,517,621
      4,600,000   MI Strategic Fund Solid Waste (Genesee Power
                     Station)(2)                                        7.500     01/01/2021         3,838,286
    428,990,000   MI Tobacco Settlement Finance Authority               7.286(5)  06/01/2052         5,928,642
  3,048,780,000   MI Tobacco Settlement Finance Authority               8.877(5)  06/01/2058        19,359,753


                 26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
MICHIGAN CONTINUED
$    14,500,000   Wayne, MI Charter County Airport Facilities
                     (Northwest Airlines)(2)                            6.000%    12/01/2029   $     8,581,970
                                                                                               ---------------
                                                                                                    90,234,319
MINNESOTA--2.2%
      1,375,000   Aitkin, MN Health Care Facilities (Riverwood
                     Healthcare Center)(2)                              5.600     02/01/2032         1,006,129
      1,500,000   Apple Valley, MN EDA (Evercare Senior
                     Living)(2)                                         6.000     12/01/2025         1,105,785
      6,000,000   Apple Valley, MN EDA (Evercare Senior
                     Living)(2)                                         6.125     06/01/2035         4,276,500
      1,750,000   Buffalo, MN Health Care (Central Minnesota
                     Senior Hsg.)(2)                                    5.500     09/01/2033         1,174,688
      1,430,000   Burnsville, MN Commercial Devel. (Holiday
                     Inn)(3, 8)                                         5.900     04/01/2008         1,026,025
      1,000,000   Cokato, MN Senior Hsg. (Cokato Charitable
                     Trust)(2)                                          5.400     12/01/2036           636,770
      1,000,000   Cottage Grove, MN Senior Hsg.(2)                      5.250     12/01/2046           625,050
      1,750,000   Cottage Grove, MN Senior Hsg.(2)                      6.000     12/01/2046         1,230,775
      1,500,000   Crookston, MN Health Care Facilities
                     (Riverview Health Assoc.)(2)                       5.300     05/01/2032           955,890
        100,000   Eagan, MN Ice Arena(2)                                5.500     04/01/2019            89,439
        200,000   Eden Prairie, MN Multifamily Hsg. (Sterling
                     Ponds)(2)                                          6.250     12/01/2029           160,822
      2,000,000   Elysian, MN Senior Hsg. (Kingsway
                     Ministries)(2)                                     5.350     05/01/2042         1,211,000
      1,000,000   Eveleth, MN Multifamily (Manor House
                     Woodland)(2)                                       5.500     10/01/2025           712,280
      2,000,000   Eveleth, MN Multifamily (Manor House
                     Woodland)(2)                                       5.700     10/01/2036         1,297,920
      2,160,000   Green Isle, MN Senior Hsg. (Kingsway
                     Ministries)(2)                                     5.500     05/01/2042         1,351,858
        525,000   International Falls, MN Pollution Control
                     (Boise Cascade Corp.)(2)                           5.500     04/01/2023           383,528
      3,250,000   International Falls, MN Pollution Control
                     (Boise Cascade Corp.)(2)                           5.650     12/01/2022         2,388,068
      6,370,000   International Falls, MN Solid Waste Disposal
                     (Boise Cascade Corp.)(2)                           6.850     12/01/2029         4,862,157
     14,680,000   Lamberton, MN Solid Waste (Highwater
                     Ethanol)(2)                                        8.500     12/01/2022        12,747,672
      9,545,000   Mankato, MN Industrial Devel. (Environ
                     Biocomposites Holdings)(2)                         7.250     12/01/2025         6,683,504
      7,875,823   Minneapolis & St. Paul, MN Hsg. Finance Board
                     (Single Family Mtg.)(1)                            5.000     11/01/2038         5,784,085
     47,015,000   Minneapolis & St. Paul, MN Metropolitan
                     Airports Commission (Northwest Airlines)
                     (3, 4, 8)                                          7.000     04/01/2025             4,702
     16,400,000   Minneapolis & St. Paul, MN Metropolitan
                     Airports Commission (Northwest Airlines)
                     (3, 4, 8)                                          7.375     04/01/2025             1,640
         35,000   Minneapolis, MN (Walker Methodist Senior
                     Services)(2)                                       5.875     11/15/2018            27,984
        145,000   Minneapolis, MN (Walker Methodist Senior
                     Services)(2)                                       6.000     11/15/2028           101,256
         15,000   Minneapolis, MN (Walker Methodist Senior
                     Services)(2)                                       6.000     11/15/2028            10,475
        100,000   Minneapolis, MN Multifamily Hsg. (Belmont
                     Apartments)(2)                                     7.625     11/01/2027            88,330


                 27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
MINNESOTA CONTINUED
$       730,000   Minneapolis, MN Multifamily Hsg. (Blaisdell
                     Apartments)(2)                                     5.400%    04/01/2028   $       510,745
      5,340,000   Minneapolis, MN Multifamily Hsg. (Blaisdell
                     Apartments)(2)                                     5.500     04/01/2042         3,469,505
        500,000   Minneapolis, MN Tax Increment (Ivy Tower)(2)          5.500     02/01/2022           404,570
      1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)(2)          5.700     02/01/2029           749,320
        900,000   New Hope, MN Hsg. & Health Care Facilities
                     (Minnesota Masonic Home North Ridge)(2)            5.900     03/01/2019           734,085
         80,000   New Hope, MN Multifamily (Chardon Court)(2)           7.250     06/01/2026            63,045
      1,000,000   Northfield, MN Hsg. & Redevel. Authority
                     (Northfield Retirement)(2)                         5.375     12/01/2036           651,370
         25,000   Northfield, MN Lease (Village School of
                     Northfield)(3, 4, 8)                               6.500     12/01/2014             6,226
        330,000   Northfield, MN Lease (Village School of
                     Northfield)(3, 4, 8)                               7.500     12/01/2024            79,114
      2,100,000   Northwest MN Multi-County Hsg. and Redevel.
                     Authority(2)                                       5.450     07/01/2041         1,464,057
      5,000,000   Oronoco, MN Multifamily Hsg. (Wedum Shorewood
                     Campus)(2)                                         5.400     06/01/2041         3,193,300
     10,170,000   Otter Tail County, MN GO(2)                           7.500     11/01/2019         7,768,558
        400,000   Owatonna, MN Senior Hsg. (Owatonna Senior
                     Living)(2)                                         5.800     10/01/2029           288,192
        400,000   Park Rapids, MN Health Facilities (Mankato
                     Lutheran Homes)(2)                                 5.600     08/01/2036           259,392
        820,000   Pine City, MN Health Care & Hsg. (North
                     Branch)(2)                                         6.000     10/20/2036           572,417
      1,715,000   Pine City, MN Health Care & Hsg. (North
                     Branch)(2)                                         6.125     10/20/2047         1,176,936
      1,000,000   Prior Lake, MN Senior Hsg. (Shepherds Path
                     Senior Hsg.)(2)                                    5.750     08/01/2041           687,100
      6,200,000   Richfield, MN Senior Hsg. (Richfield Senior
                     Hsg.)(2)                                           6.625     12/01/2039         4,646,590
        675,000   Rochester, MN Multifamily Hsg. (Eastridge
                     Estates)(2)                                        7.750     12/15/2034           561,553
      4,300,000   Sartell, MN Health Care & Hsg. Facilities (The
                     Foundation for Health Care Continuums)(2)          6.625     09/01/2029         3,457,458
        830,000   St. Anthony, MN Hsg. & Redevel. Authority
                     (Silver Lake Village)(2)                           5.375     08/01/2021           674,923
        790,000   St. Anthony, MN Hsg. & Redevel. Authority
                     (Silver Lake Village)(2)                           5.625     02/01/2031           580,129
         90,000   St. Cloud, MN Hsg. & Redevel. Authority
                     (Germain Towers)(2)                                5.900     09/01/2020            73,729
      1,285,000   St. Paul, MN Hsg. & Redevel. Authority
                     (Bridgecreek Senior Place)(2)                      7.000     09/15/2037         1,044,975
      1,982,196   St. Paul, MN Hsg. & Redevel. Authority
                     (Episcopal Nursing Home)(2)                        5.630     10/01/2033         1,316,356
      3,000,000   St. Paul, MN Hsg. & Redevel. Authority (Great
                     Northern Lofts)(2)                                 6.250     03/01/2029         2,458,440
        400,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                     Academy)(2)                                        5.750     09/01/2026           308,636


                 28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
MINNESOTA CONTINUED
$       650,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                     Academy)(2)                                        6.000%    09/01/2036   $       481,364
      1,500,000   St. Paul, MN Hsg. & Redevel. Authority (Rossy
                     & Richard Shaller)(2)                              5.250     10/01/2042           917,325
      2,000,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                     Landing)(2)                                        6.800     03/01/2029         1,781,800
      2,000,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                     Landing)(2)                                        7.000     03/01/2029         1,822,740
      1,725,000   St. Paul, MN Port Authority (Great Northern)(2)       6.000     03/01/2030         1,312,932
        560,000   St. Paul, MN Port Authority Parking Revenue
                     (4th Parking Ramp)(2)                              8.000     12/01/2027           396,816
      1,655,000   Wadena, MN Hsg. & Redevel. Authority (Humphrey
                     Manor East)(2)                                     6.000     02/01/2019         1,676,449
      3,600,000   Washington County, MN Hsg. & Redevel.
                     (Birchwood & Woodbury)(2)                          5.625     06/01/2037         2,307,744
      1,000,000   Worthington, MN Hsg. Authority (Meadows
                     Worthington)(2)                                    5.375     05/01/2037           632,230
                                                                                               ---------------
                                                                                                    98,474,453

MISSISSIPPI--0.4%
        175,000   Jackson, MS Hsg. Authority (Elton Park
                     Apartments)(2)                                     5.400     04/01/2039           163,321
      5,000,000   MS Business Finance Corp. (Intrinergy
                     Wiggins)(2)                                        8.000     01/01/2023         4,264,600
     16,410,000   Stonebridge, MS Public Improvement District
                     Special Assessment(2)                              7.500     10/01/2042        12,861,994
        345,000   Warren County, MS Environmental Improvement
                     (International Paper Company)(2)                   5.550     08/15/2022           252,202
        175,000   Warren County, MS Environmental Improvement
                     (International Paper Company)(2)                   6.250     09/01/2023           140,123
                                                                                               ---------------
                                                                                                    17,682,240

MISSOURI--2.1%
        250,000   Belton, MO Tax Increment (Belton Town
                     Center)(2)                                         5.500     03/01/2020           212,588
        400,000   Belton, MO Tax Increment (Belton Town
                     Center)(2)                                         5.625     03/01/2025           320,376
        325,000   Branson Hills, MO Infrastructure Facilities(2)        5.000     04/01/2010           321,367
        580,000   Branson Hills, MO Infrastructure Facilities(2)        5.000     04/01/2012           553,523
        500,000   Branson Hills, MO Infrastructure Facilities(2)        5.000     04/01/2016           434,735
        500,000   Branson Hills, MO Infrastructure Facilities(2)        5.000     04/01/2017           422,150
        730,000   Branson Hills, MO Infrastructure Facilities(2)        5.500     04/01/2022           581,971
        750,000   Branson Hills, MO Infrastructure Facilities(2)        5.500     04/01/2027           551,820
      5,000,000   Branson, MO Commerce Park Community
                     Improvement District(2)                            5.750     06/01/2026         3,827,300
      2,485,000   Branson, MO IDA (Branson Hills Redevel.)(2)           5.750     05/01/2026         1,903,609
     13,000,000   Branson, MO IDA (Branson Hills Redevel.)(2)           7.050     05/01/2027        11,480,430
      2,005,000   Branson, MO IDA (Branson Landing)(2)                  5.250     06/01/2021         1,579,218
      2,470,000   Branson, MO IDA (Branson Landing)(2)                  5.500     06/01/2029         1,770,076
     24,545,000   Branson, MO IDA (Branson Shoppe Redevel.)(2)          5.950     11/01/2029        18,618,610
      5,000,000   Branson, MO Regional Airport (Branson
                     Airport)(2)                                        6.000     07/01/2025         3,641,800


                 29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
MISSOURI CONTINUED
$       570,000   Broadway-Fairview, MO Transportation Devel.
                     District (Columbia)(2)                             6.125%    12/01/2036   $       366,915
      1,215,000   Chillicothe, MO Tax Increment (South U.S. 65)(2)      5.500     04/01/2021           995,182
      1,100,000   Chillicothe, MO Tax Increment (South U.S. 65)(2)      5.625     04/01/2027           834,823
         40,000   Fenton, MO Tax Increment (Dierbergs)(2)               7.250     10/01/2021            38,398
        200,000   Jackson County, MO IDA (Avila College)(2)             6.500     12/02/2025           171,970
      1,250,000   Jennings, MO Tax Increment & Community
                     Improvement (Northland Redevel. Area)(2)           5.000     11/01/2023           941,875
        500,000   Kansas City, MO IDA (Plaza Library)(2)                5.900     03/01/2024           407,730
      1,369,000   Kansas City, MO IDA (West Paseo)(2)                   6.750     07/01/2036         1,025,874
        500,000   Kansas City, MO IDA (Woodbridge Apartments)(2)        6.700     08/01/2015           471,725
      3,750,000   Kansas City, MO Tax Increment (Briarcliff West)(2)    5.400     06/01/2024         2,859,675
      1,735,000   Lees Summit, MO IDA (Kensington Farms)(2)             5.500     03/01/2021         1,428,287
        750,000   Lees Summit, MO IDA (Kensington Farms)(2)             5.750     03/01/2029           568,343
      3,065,000   Liberty, MO Tax Increment (Liberty Triangle)(2)       5.875     10/01/2029         2,416,201
      3,325,000   MO Dardenne Town Square Transportation Devel.
                     District(2)                                        5.000     05/01/2026         2,225,057
      3,825,000   MO Dardenne Town Square Transportation Devel.
                     District(2)                                        5.000     05/01/2036         2,293,967
      2,815,000   MO Enright Arlington Community Improvement
                     District(2)                                        5.400     03/01/2026         2,111,137
         50,000   MO Environmental Improvement & Energy
                     Resources Authority(2)                             5.450     01/01/2018            48,755
      2,000,000   MO Good Shepard Nursing Home District(2)              5.900     08/15/2023         1,553,940
        230,000   MO Grindstone Plaza Transportation Devel.
                     District(2)                                        5.250     10/01/2021           181,192
        400,000   MO Grindstone Plaza Transportation Devel.
                     District(2)                                        5.400     10/01/2026           293,952
        115,000   MO Grindstone Plaza Transportation Devel.
                     District(2)                                        5.550     10/01/2036            79,167
      3,915,000   MO HDC (Mansion Apartments Phase II)(2)               6.170     04/01/2032         2,924,936
         10,000   MO HDC (Single Family Mtg.)(2)                        5.500     09/01/2033             9,592
         50,000   MO HDC (Single Family Mtg.)(2)                        6.400     03/01/2029            51,021
         10,000   MO HDC (Single Family Mtg.)(2)                        7.200     09/01/2026            10,137
        789,000   Northwoods, MO Transportation Devel.
                     District(2)                                        5.850     02/01/2031           522,058
      2,500,000   St. Joseph, MO IDA (Living Community of St.
                     Joseph)(2)                                         7.000     08/15/2032         2,007,900
      2,000,000   St. Joseph, MO IDA (Shoppes at North
                     Village)(2)                                        5.500     11/01/2027         1,503,160
         10,000   St. Louis County, MO IDA (Century Garden
                     Apartments)(2)                                     5.700     08/20/2039             8,172
     14,000,000   St. Louis County, MO IDA (Ventura Village
                     Apartments)(2)                                     6.450     08/15/2034        10,444,980
      2,466,000   St. Louis, MO Tax Increment (1601 Washington
                     Redevel.)(2)                                       6.000     08/21/2026         1,848,514
      2,150,000   St. Louis, MO Tax Increment (Pet Building
                     Redevel.)                                          5.500     05/29/2028         1,495,669
      1,660,000   St. Louis, MO Tax Increment (Printers Lofts)(2)       6.000     08/21/2026         1,244,336


                 30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
MISSOURI CONTINUED
$     3,045,000   St. Louis, MO Tax Increment (Security Building
                     Redevel.)(2)                                       6.300%    04/01/2027   $     2,351,288
      2,437,000   St. Louis, MO Tax Increment (Washington East
                     Condominiums)(2)                                   5.500     01/20/2028         1,695,665
      1,600,000   St. Louis, MO Tax Increment (Washington East
                     Condominiums)(2)                                   5.500     01/20/2028         1,113,280
      1,115,000   St. Louis, MO Tax Increment Financing, Series A(2)    5.500     09/02/2028           771,692
      1,865,000   Stone Canyon, MO Improvement District
                     (Infrastructure)(2)                                5.700     04/01/2022         1,504,011
        975,000   Stone Canyon, MO Improvement District
                     (Infrastructure)(2)                                5.750     04/01/2027           732,703
                                                                                               ---------------
                                                                                                    97,772,852

MONTANA--0.3%
      4,360,000   Hardin, MT Tax Increment Industrial
                     Infrastructure Devel. (Rocky Mountain Power)(2)    0.000(7)  09/01/2031         2,304,827
         90,000   MT Board of Hsg. (Single Family Mtg.)(2)              5.550     06/01/2033            86,566
      6,800,000   MT Board of Investment Exempt Facilities
                     (Stillwater Mining Company)(2)                     8.000     07/01/2020         5,613,468
      1,125,000   MT Facilities Finance Authority (St. John's
                     Lutheran)(2)                                       6.000     05/15/2025           850,748
      1,650,000   MT Facilities Finance Authority (St. John's
                     Lutheran)(2)                                       6.125     05/15/2036         1,193,858
      1,925,000   MT Health Facilities Authority (CoMC)(2)              6.375     06/01/2018         1,836,970
                                                                                               ---------------
                                                                                                    11,886,437

MULTI STATES--0.1%
      8,000,000   Munimae TE Bond Subsidiary(2)                         5.900     11/29/2049         5,870,480

NEBRASKA--1.8%
      1,360,000   Beatrice, NE Community Redevel. Authority
                     (Beatrice Biodiesel)(2)                            6.625     12/01/2021           862,254
         50,000   Dawson County, NE Sanitation and Improvement
                     District(2)                                        5.650     02/01/2022            39,498
      1,200,000   Douglas County, NE Hsg. Authority (Orchard
                     Gardens)(2)                                        5.150     10/01/2032           891,732
      1,250,000   Mead Village, NE Tax Increment
                     (Biofuels-Mead)(2)                                 5.750     01/01/2022           781,038
     93,250,000   NE Central Plains Gas Energy(1)                       2.791(6)  12/01/2026        39,625,500
     45,000,000   NE Central Plains Gas Energy(2)                       2.791(6)  12/01/2026        19,125,000
      2,400,000   NE Educational Facilities Authority (Midland
                     Lutheran College)(2)                               5.600     09/15/2029         1,739,664
          5,000   NE Investment Finance Authority (Single Family
                     Hsg.)(2)                                           5.850     09/01/2028             4,466
         20,000   NE Student Loans (Nebhelp)(2)                         6.450     06/01/2018            20,108
         65,000   NE Student Loans (Nebhelp)(2)                         6.250     06/01/2018            64,429
        275,000   NE Student Loans (Nebhelp)                            6.680(5)  12/15/2015           166,449
     45,745,000   Saunders County, NE Individual Devel. (Mead
                     Biofuels)(2, 3, 4)                                 7.000     12/01/2026        18,882,621
                                                                                               ---------------
                                                                                                    82,202,759

NEVADA--0.9%
      1,000,000   Clark County, NV Improvement District(2)              5.000     02/01/2026           677,850


                 31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
NEVADA CONTINUED
$       770,000   Clark County, NV Improvement District(2)              5.050%    02/01/2031   $       489,528
     41,135,000   Clark County, NV Industrial Devel. (Nevada
                     Power Company)(2)                                  5.900     10/01/2030        28,576,896
      7,255,000   Clark County, NV Industrial Devel. (Nevada
                     Power Company), Series A(2)                        5.900     11/01/2032         4,901,986
         25,000   Clark County, NV Pollution Control (Nevada
                     Power Company)(2)                                  5.450     10/01/2023            17,984
     10,000,000   Director of the State of NV Dept. of Business
                     and Industry (Las Ventanas Retirement)(2)          7.000     11/15/2034         5,867,700
        130,000   Mesquite, NV Special Improvement District
                     (Canyon Creek)(2)                                  5.400     08/01/2020            99,355
        525,000   Mesquite, NV Special Improvement District
                     (Canyon Creek)(2)                                  5.500     08/01/2025           365,741
      2,000,000   Mesquite, NV Special Improvement District No.
                     07-01 (Anthem at Mesquite)(2)                      6.150     08/01/2037         1,366,080
                                                                                               ---------------
                                                                                                    42,363,120

NEW HAMPSHIRE--0.1%
      2,090,000   NH Business Finance Authority (Air Cargo at
                     Pease)(2)                                          6.750     04/01/2024         1,602,006
         70,000   NH Business Finance Authority (Connecticut
                     Light & Power)(2)                                  5.850     12/01/2022            58,221
      4,000,000   NH H&EFA (Franklin Pierce College)(2)                 6.050     10/01/2034         2,908,960
        275,000   NH HE&HFA (New England College)(2)                    5.750     03/01/2009           273,963
                                                                                               ---------------
                                                                                                     4,843,150

NEW JERSEY--11.2%
      1,400,000   NJ EDA (Continental Airlines)(2)                      5.500     04/01/2028           638,400
     22,830,000   NJ EDA (Continental Airlines)(2)                      6.250     09/15/2019        15,019,400
     64,685,000   NJ EDA (Continental Airlines)(2)                      6.250     09/15/2029        36,556,728
     16,375,000   NJ EDA (Continental Airlines)(2)                      6.400     09/15/2023        10,120,405
      1,600,000   NJ EDA (Continental Airlines)(2)                      6.625     09/15/2012         1,314,272
     25,935,000   NJ EDA (Continental Airlines)(2)                      7.000     11/15/2030        16,792,653
     16,920,000   NJ EDA (Continental Airlines)(2)                      7.200     11/15/2030        10,714,252
     16,500,000   NJ EDA (Continental Airlines)(2)                      9.000     06/01/2033        12,092,190
     12,500,000   NJ EDA (Converted Organics of Woodbridge)(2)          8.000     08/01/2027         9,141,000
      1,109,191   NJ EDA (Empowerment Zone-Cumberland)(2, 3)            7.750     08/01/2021           630,010
      9,000,000   NJ EDA (GMT Realty)(2)                                6.875     01/01/2037         7,027,650
        540,000   NJ Health Care Facilities Financing Authority
                     (CHE/MM/MC Obligated Group)(8)                     2.669(6)  11/15/2033           378,000
     34,565,000   NJ Health Care Facilities Financing Authority
                     (CHE/MM/MC Obligated Group)(1)                     2.679(6)  11/15/2033        24,735,567
      6,130,000   NJ Health Care Facilities Financing Authority
                     (Raritan Bay Medical Center)(2)                    7.250     07/01/2027         5,133,691
    154,940,000   NJ Tobacco Settlement Financing Corp.(1)              4.750     06/01/2034        85,242,199
     96,125,000   NJ Tobacco Settlement Financing Corp.(1)              5.000     06/01/2029        60,461,674
    375,020,000   NJ Tobacco Settlement Financing Corp.(1)              5.000     06/01/2041       202,943,646


                 32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
NEW JERSEY CONTINUED
$   198,050,000   NJ Tobacco Settlement Financing Corp.                7.389%(5)  6/01/2041    $     8,474,560
                                                                                               ---------------
                                                                                                   507,416,297

NEW MEXICO--0.3%
        581,000   Dona Ana County, NM Multifamily (Montana
                     Meadows Apartments)(2)                             8.500     12/01/2015           565,656
      5,475,000   Eldorado, NM Area Water and Sanitation
                     District(2)                                        6.000     02/01/2025         4,300,339
         50,000   Farmington, NM Pollution Control (Public
                     Service Company of New Mexico)(2)                  6.600     10/01/2029            38,018
      1,100,000   Mariposa East, NM Public Improvement
                     District(2)                                        5.500     09/01/2016           959,486
        500,000   Mariposa East, NM Public Improvement
                     District(2)                                        5.750     09/01/2021           398,735
        500,000   Mariposa East, NM Public Improvement
                     District(2)                                        6.000     09/01/2032           356,700
        900,000   Montecito Estates, NM Public Improvement
                     District(2)                                        7.000     10/01/2037           717,111
         20,000   NM Educational Assistance Foundation(2)               6.650     11/01/2025            19,746
          5,000   NM Mtg. Finance Authority, Series C(2)                6.500     07/01/2025             5,176
        220,000   NM Regional Hsg. Authority (Wildewood
                     Apartments)(2)                                     8.750     12/01/2020           217,558
      1,925,000   NM Trails Public Improvement District(2)              7.750     10/01/2038         1,729,170
      4,805,000   Saltillo, NM Improvement District(2)                  7.625     10/01/2037         4,136,576
      1,000,000   Ventana West, NM Public Improvement District
                     Special Levy(2)                                    6.875     08/01/2033           825,680
                                                                                               ---------------
                                                                                                    14,269,951

NEW YORK--1.6%
      3,000,000   Albany, NY IDA (New Covenant Charter
                     School)(2, 10)                                     7.000     05/01/2035         2,017,260
     17,700,000   Erie County, NY Tobacco Asset Securitization
                     Corp.                                              6.656(5)  06/01/2055           140,538
    412,100,000   NY Counties Tobacco Trust V                           7.151(5)  06/01/2060         1,949,233
    500,000,000   NY Counties Tobacco Trust V                           7.836(5)  06/01/2060         2,365,000
      2,815,000   NYC IDA (American Airlines)(2)                        5.400     07/01/2020         1,072,965
     11,055,000   NYC IDA (American Airlines)(2)                        6.900     08/01/2024         4,879,456
      4,500,000   NYC IDA (American Airlines)(2)                        7.500     08/01/2016         3,651,120
     28,500,000   NYC IDA (American Airlines)(2)                        7.625     08/01/2025        20,123,280
     52,000,000   NYC IDA (American Airlines)(2)                        7.750     08/01/2031        35,902,360
        500,000   NYC IDA (JFK International Airport)(2)                8.000     08/01/2012           455,480
                                                                                               ---------------
                                                                                                    72,556,692

NORTH CAROLINA--0.8%
     46,700,000   Charlotte, NC Douglas International Airport
                     Special Facilities (US Airways)(2)                 5.600     07/01/2027        23,916,471
     14,235,000   Charlotte, NC Douglas International Airport
                     Special Facilities (US Airways)(2)                 7.750     02/01/2028        10,170,623
      2,775,000   NC Medical Care Commission Retirement
                     Facilities (Village at Brookwood)(2)               5.250     01/01/2032         1,723,247
                                                                                               ---------------
                                                                                                    35,810,341

NORTH DAKOTA--0.1%
      1,000,000   Cando, ND Nursing Facility (Towner County
                     Medical Center)(2)                                 7.125     08/01/2022           901,050


                 33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
NORTH DAKOTA CONTINUED
$       100,000   Cass County, ND Industrial Devel. Revenue
                     (Fraser Ltd.)(2)                                   7.000%    11/01/2015   $        92,291
         10,000   ND HFA (Home Mtg.)(2)                                 5.400     01/01/2034             9,543
         10,000   ND HFA (Home Mtg.)(2)                                 5.550     07/01/2022             9,870
      2,940,000   Richland County, ND Hsg. (Birchwood
                     Properties)(2)                                     6.750     05/01/2029         2,412,858
                                                                                               ---------------
                                                                                                     3,425,612
OHIO--4.8%
      3,960,000   Buckeye, OH Tobacco Settlement Financing
                     Authority (TASC)(2)                                5.875     06/01/2030         2,776,000
     43,905,000   Buckeye, OH Tobacco Settlement Financing
                     Authority (TASC)(1)                                5.875     06/01/2047        27,506,345
  2,345,000,000   Buckeye, OH Tobacco Settlement Financing
                     Authority (TASC)                                   7.501(5)  06/01/2052        33,087,950
      1,415,000   Butler County, OH Hsg. (Anthony Wayne
                     Apartments)(2)                                     6.500     09/01/2030         1,127,713
      6,495,000   Centerville, OH Health Care (Bethany Lutheran
                     Village)(2)                                        6.000     11/01/2038         4,416,470
     21,625,000   Cleveland, OH Airport (Continental Airlines)(2)       5.375     09/15/2027        11,730,698
         60,000   Cleveland, OH Airport (Continental Airlines)(2)       5.500     12/01/2008            58,258
     24,260,000   Cleveland, OH Airport (Continental Airlines)(2)       5.700     12/01/2019        15,095,542
      1,000,000   Cleveland-Cuyahoga County, OH Port Authority
                     (St. Clarence)(2)                                  6.250     05/01/2038           659,230
      3,035,000   Dublin, OH Industrial Devel. (Dublin Health
                     Care Corp.)(2)                                     7.500     12/01/2016         2,837,998
      7,500,000   Grove City, OH Tax Increment Financing(2)             5.375     12/01/2031         5,045,400
      4,500,000   Hickory Chase, OH Community Authority
                     Infrastructure Improvement(2)                      7.000     12/01/2038         3,558,870
        830,000   Lorain County, OH Port Authority (Alumalloy
                     LLC)(2)                                            6.000     11/15/2025           628,476
     24,075,000   Mahoning County, OH Hospital Facilities (Forum
                     Health Obligated Group)(2)                         6.000     11/15/2032        16,680,845
        960,000   Moraine, OH Solid Waste Disposal (General
                     Motors Corp.)(2)                                   5.650     07/01/2024           308,122
      3,225,000   Moraine, OH Solid Waste Disposal (General
                     Motors Corp.)(2)                                   6.750     07/01/2014         1,034,129
     14,300,000   OH Air Quality Devel. Authority (Fostoria
                     Ethanol)(2)                                        8.500     02/01/2020        12,090,793
     14,300,000   OH Air Quality Devel. Authority (Marion
                     Ethanol)(2)                                        8.500     02/01/2020        12,090,793
         50,000   OH Environmental Facilities (Ford Motor
                     Company)(2)                                        5.750     04/01/2035            16,046
        520,000   OH Environmental Facilities (Ford Motor
                     Company)(2)                                        5.950     09/01/2029           166,873
        100,000   OH Environmental Facilities (Ford Motor
                     Company)(2)                                        6.150     06/01/2030            32,088
      1,670,000   OH HFA (Uptown Towers Apartments)(2)                  5.250     04/20/2048         1,244,033
        550,000   OH Pollution Control (General Motors Corp.)(2)        5.625     03/01/2015           176,402
      2,050,000   OH Port Authority of Columbiana Solid Waste
                     (A&L Salvage)(2, 3, 4)                            14.500     07/01/2028           588,022


                 34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
OHIO CONTINUED
$    16,320,000   OH Port Authority of Columbiana Solid Waste
                     (Apex Environmental)(2)                            7.250%    08/01/2034   $    12,796,512
     14,000,000   OH Solid Waste (General Motors Corp.)(2)              6.300     12/01/2032         4,491,900
     29,515,000   OH Solid Waste Disposal (USG Corp.)(2)                5.600     08/01/2032        17,063,507
     38,910,000   OH Solid Waste Disposal (USG Corp.)(2)                5.650     03/01/2033        22,953,009
      6,640,000   OH Solid Waste Disposal (USG Corp.)(2)                6.050     08/01/2034         4,121,315
         70,000   Pike County, OH Hospital Facilities (Pike
                     Health Services)(2)                                7.000     07/01/2022            61,545
      3,415,000   Warren County, OH Port Authority (Corridor 75
                     Park)(2)                                           7.500     12/01/2034         2,864,297
                                                                                               ---------------
                                                                                                   217,309,181
OKLAHOMA--1.9%
      1,700,000   Ardmore, OK Devel. Authority (Airpark
                     Increment District)(2)                             5.750     11/01/2022         1,382,559
      1,500,000   Atoka County, OK Healthcare Authority (Atoka
                     Memorial Hospital)(2)                              6.625     10/01/2037         1,014,615
      2,000,000   Cleveland County, OK IDA (Vaughn Foods)(2)            7.750     12/01/2012         1,776,480
      2,365,000   Cleveland County, OK IDA (Vaughn Foods)(2)            8.100     12/01/2024         1,768,594
        410,000   Grady County, OK Industrial Authority
                     (Correctional Facilities)(2)                       7.000     11/01/2011           318,832
      2,945,000   Jackson County, OK Memorial Hospital Authority
                     (Jackson County Memorial)(2)                       7.300     08/01/2015         2,944,823
      9,000,000   OK Devel. Finance Authority (Doane Products
                     Company)(8)                                        6.250     07/15/2023         9,180,000
         95,000   OK HFA (Single Family Mtg.)                           5.686(5)  09/01/2030            27,189
        125,000   OK Ordnance Works Authority Sewer & Solid
                     Waste Disposal Facilities (Ralston Purina
                     Group)(2)                                          6.500     09/01/2026           125,010
      1,500,000   Oklahoma City, OK Industrial & Cultural
                     Facilities (Aero Obligated Group)(2)               6.750     01/01/2023         1,279,335
      2,950,000   Oklahoma County, OK Finance Authority
                     (Var-Sail Assoc.)(2)                               5.250     05/15/2041         2,623,376
     23,496,000   Tulsa County, OK Home Finance Authority
                     (Single Family Mtg.)(1)                            5.250     12/01/2038        20,443,978
      2,260,000   Tulsa, OK Municipal Airport Trust (American
                     Airlines)(2)                                       5.650     12/01/2035         2,243,140
      4,075,000   Tulsa, OK Municipal Airport Trust (American
                     Airlines)(2)                                       6.250     06/01/2020         2,733,429
        215,000   Tulsa, OK Municipal Airport Trust (American
                     Airlines)(2)                                       7.350     12/01/2011           192,599
     43,980,000   Tulsa, OK Municipal Airport Trust (American
                     Airlines)(2)                                       7.750     06/01/2035        37,407,629
                                                                                               ---------------
                                                                                                    85,461,588
OREGON--0.3%
         20,000   Lane County, OR Hsg. Authority & Community
                     Services (Firewood)(2)                             6.600     11/01/2015            19,923
      1,095,000   OR Economic Devel. (Georgia-Pacific Corp.)(2)         5.700     12/01/2025           714,247


                 35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
OREGON CONTINUED
$     2,325,000   OR Economic Devel. (Georgia-Pacific Corp.)(2)         6.350%    08/01/2025   $     1,681,370
         10,000   OR GO (Elderly & Disabled Hsg.)(2)                    5.250     08/01/2031             8,041
         55,000   OR Hsg. & Community Services Dept.
                     (Multifamily)(2)                                   6.000     07/01/2031            48,902
      8,270,000   OR Solid Waste Disposal (USG Corp.)(2)                6.400     12/01/2029         5,860,122
         50,000   Port Astoria, OR Pollution Control (James
                     River)(2)                                          6.550     02/01/2015            43,157
      3,655,000   Port of St. Helen's, OR Pollution Control
                     (Boise Cascade Corp.)(2)                           5.650     12/01/2027         2,542,710
         25,000   Portland, OR Hsg. Authority (Lovejoy Station
                     Apartments)(2)                                     5.900     07/01/2023            23,369
      1,465,000   Western Generation, OR Agency Cogeneration
                     (Wauna Cogeneration)(2)                            5.000     01/01/2021         1,059,591
                                                                                               ---------------
                                                                                                    12,001,432
PENNSYLVANIA--4.8%
      1,250,000   Allegheny County, PA HDA (The Covenant at
                     South Hills)(3, 8)                                 8.750     02/01/2031           238,750
         35,000   Beaver County, PA IDA (J. Ray McDermott and
                     Company)(2)                                        6.800     02/01/2009            35,040
         10,000   Erie County, PA IDA (International Paper
                     Company)(2)                                        5.850     12/01/2020             7,938
     42,230,000   Lehigh County, PA GPA (St. Lukes Hospital
                     Bethlehem)(1)                                      2.799(6)  08/15/2033        19,669,157
     24,000,000   Lehigh County, PA GPA (St. Lukes Hospital
                     Bethlehem)(1)                                      2.899(6)  08/15/2042        10,998,665
     25,000,000   PA EDFA (Bionol Clearfield)(2)                        8.500     07/15/2015        22,121,500
      5,000,000   PA EDFA (National Gypsum Company)(2)                  6.250     11/01/2027         3,045,700
      5,000,000   PA EDFA (Northampton Generating)(2)                   6.500     01/01/2013         4,568,550
      5,000,000   PA EDFA (Northampton Generating)(2)                   6.600     01/01/2019         4,248,200
     89,425,000   PA EDFA (Reliant Energy)(2)                           6.750     12/01/2036        59,564,204
     28,500,000   PA EDFA (Reliant Energy)(2)                           6.750     12/01/2036        18,983,280
     29,675,000   PA EDFA (Reliant Energy)(2)                           6.750     12/01/2036        19,765,924
     17,500,000   PA EDFA (Reliant Energy)(2)                           6.750     12/01/2036        11,656,400
     11,470,000   PA EDFA (USG Corp.)(2)                                6.000     06/01/2031         7,434,395
     10,000,000   Sayre, PA Health Care Facilities Authority
                     (Guthrie Health)(1)                                2.663(6)  12/01/2024         6,085,590
     16,000,000   Sayre, PA Health Care Facilities Authority
                     (Guthrie Healthcare System)(1)                     2.713(6)  12/01/2031         8,244,850
     37,750,000   Sayre, PA Health Care Facilities Authority
                     (Guthrie Healthcare System)(8)                     2.713(6)  12/01/2031        19,441,250
                                                                                               ---------------
                                                                                                   216,109,393
RHODE ISLAND--2.8%
     45,000,000   Central Falls, RI Detention Facility(2)               7.250     07/15/2035        38,673,450
         25,000   Providence, RI Hsg. Authority (Lockwood
                     Plaza)(2)                                          5.700     09/01/2033            21,118
         45,000   RI Health & Educational Building Corp. (Roger
                     Williams General Hospital)(2)                      5.500     07/01/2018            40,021
     11,500,000   RI Hsg. & Mtg. Finance Corp.(1)                       5.000     10/01/2048         7,563,426


                 36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
RHODE ISLAND CONTINUED
$    12,835,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                     Opportunity)(1)                                    5.200%    10/01/2047   $     9,487,419
     52,090,000   RI Tobacco Settlement Financing Corp. (TASC)          6.125(5)  06/01/2052           609,453
     32,675,000   RI Tobacco Settlement Financing Corp. (TASC)(2)       6.250     06/01/2042        23,862,226
  1,839,245,000   RI Tobacco Settlement Financing Corp. (TASC)          7.054(5)  06/01/2052        25,951,747
     42,825,000   RI Tobacco Settlement Financing Corp. (TASC)          7.868(5)  06/01/2052           383,284
     25,605,000   RI Tobacco Settlement Financing Corp. (TASC),
                     Series A(2)                                        6.125     06/01/2032        19,987,519
                                                                                               ---------------
                                                                                                   126,579,663
SOUTH CAROLINA--0.9%
      2,000,000   Georgetown County, SC Environmental
                     Improvement (International Paper Company)(2)       5.550     12/01/2029         1,309,360
         15,000   Georgetown County, SC Environmental
                     Improvement (International Paper Company)(2)       6.250     09/01/2023            11,800
      7,344,000   Hardeeville, SC Assessment Revenue (Anderson
                     Tract Municipal Improvement District)(2)           7.750     11/01/2039         6,336,844
          5,000   Horry County, SC Airport(2)                           5.600     07/01/2017             4,810
      4,815,000   Lancaster County, SC (Edenmoor Improvement
                     District)(2)                                       5.750     12/01/2037         3,127,391
      1,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach
                     Air Force Base)(2)                                 5.250     11/01/2026           710,060
      2,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach
                     Air Force Base)(2)                                 5.300     11/01/2035         1,307,520
     16,963,000   Richland County, SC Assessment Revenue
                     (Village at Sandhill Improvement District)(2)      6.200     11/01/2036        11,966,209
        500,000   Richland County, SC Environmental
                     Improvement(2)                                     5.950     09/01/2031           372,350
        200,000   SC Connector 2000 Assoc. Toll Road, Series B(2)       6.300(5)  01/01/2026            44,126
      7,620,000   SC Connector 2000 Assoc. Toll Road, Series B(2)       6.453(5)  01/01/2020         2,618,003
      8,500,000   SC Connector 2000 Assoc. Toll Road, Series B(2)       6.621(5)  01/01/2024         2,269,160
     10,700,000   SC Hsg. Finance & Devel. Authority(1)                 5.200     07/01/2034         8,329,808
         50,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
                     Group)(2)                                          5.650     05/01/2018            40,246
        500,000   SC Jobs-EDA (Lutheran Homes)(2)                       5.625     05/01/2042           319,640
      5,035,000   York County, SC (Hoechst Celanese Corp.)(2)           5.700     01/01/2024         3,714,320
        945,000   York County, SC Pollution Control (Bowater)(2)        7.400     01/01/2010           478,718
                                                                                               ---------------
                                                                                                    42,960,365
SOUTH DAKOTA--1.1%
     19,000,000   Brown County, SD Solid Waste Facilities
                     (Heartland Grain Fuels)(2)                         8.250     01/01/2018        15,256,430
      1,000,000   Lower Brule, SD Sioux Tribe, Series B(2)              5.500     05/01/2019           847,370
     33,445,000   SD Educational Enhancement Funding Corp.
                     Tobacco Settlement(1)                              6.500     06/01/2032        26,975,608
      5,410,910   Sioux Falls, SD Economic Devel. (City Centre
                     Hotel)(2)                                          7.000(6)  11/01/2016         4,466,922
      1,425,000   Turner County, SD Tax Increment(2)                    5.000     12/15/2026         1,006,748
                                                                                               ---------------
                                                                                                    48,553,078


                 37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
TENNESSEE--0.7%
$     1,675,000   Blount County, TN H&EFB (Asbury)(2)                   5.125%    04/01/2023   $     1,185,733
        845,000   Chattanooga, TN HE&HFB (Campus Devel.
                     Foundation Phase I)(2)                             5.500     10/01/2020           682,329
     21,710,000   Maury County, TN Industrial Devel. Board
                     (General Motors Corp.)(2)                          6.500     09/01/2024         6,965,436
     15,480,000   McMinn County, TN Industrial Devel. Board
                     Pollution Control (Calhoun Newsprint)(2)           7.625     03/01/2016         4,607,003
     19,575,000   McMinn County, TN Industrial Devel. Board
                     Solid Waste (Calhoun Newsprint)(2)                 7.400     12/01/2022         5,806,924
      1,840,000   Memphis, TN HE&HFB (NH/Mendenhall
                     Hsg./Highland Hsg./NTH/VH Obligated Group)(8)      3.170(6)  04/01/2042         1,630,700
      9,080,000   Memphis, TN HE&HFB (NH/Mendenhall
                     Hsg./Highland Hsg./NTH/VH Obligated Group)(2)      5.750     04/01/2042         6,722,923
        215,000   Memphis-Shelby County, TN Airport Authority
                     (Express Airlines)(2)                              6.125     12/01/2016           157,006
      7,870,000   Metropolitan Knoxville, TN Airport Authority
                     (Northwest Airlines)(2)                            8.000     04/01/2032         5,762,571
        525,000   Shelby County, TN HE&HF (Lapaloma
                     Apartments)(2)                                     7.750     12/01/2029           429,723
                                                                                               ---------------
                                                                                                    33,950,348
TEXAS--29.4%
         20,000   Abilene, TX HFDC (Hendrick Medical Center)(2)         6.000     09/01/2013            20,051
     45,625,000   Alliance Airport Authority, TX (American
                     Airlines)(2)                                       5.250     12/01/2029        15,567,250
     93,500,000   Alliance Airport Authority, TX (American
                     Airlines)(2)                                       5.750     12/01/2029        32,833,460
        305,000   Alliance Airport Authority, TX (American
                     Airlines)(2)                                       7.000     12/01/2011           198,631
      4,000,000   Austin, TX Convention Enterprises (Convention
                     Center)(2)                                         5.750     01/01/2034         2,779,640
        230,000   Beaumont, TX Multifamily HDC (Madison on the
                     Lake Apartments)(2)                                7.750     12/01/2028           198,184
        370,000   Bexar County, TX HFC (American Opportunity
                     Hsg.)(2)                                           7.500     01/01/2013           343,512
        980,000   Bexar County, TX HFC (American Opportunity
                     Hsg.)(2)                                           8.000     01/01/2031           777,522
      1,130,000   Bexar County, TX HFC (American Opportunity
                     Hsg.-Nob Hill Apartments)(2, 3, 4)                 8.500     06/01/2031           662,022
        995,000   Bexar County, TX HFC (Doral Club)(2)                  8.750     10/01/2036           760,867
        205,000   Bexar County, TX HFC (Honey Creek LLC)(2)             8.000     04/01/2030           154,703
        100,000   Bexar County, TX HFC (Honey Creek LLC)(2)             9.000     04/01/2030            73,895
      1,460,000   Bexar County, TX HFC (Perrin Square)(2)               9.750     11/20/2031         1,261,761
     13,500,000   Brazos River Authority, TX Pollution Control
                     (TXU Energy Company)(1)                            5.400     05/01/2029         7,772,959
     41,315,000   Brazos River Authority, TX Pollution Control
                     (TXU Energy Company)(2)                            5.000     03/01/2041        20,056,780
      2,345,000   Brazos River Authority, TX Pollution Control
                     (TXU Energy Company)(2)                            6.300     07/01/2032         1,437,063
     14,080,000   Brazos River Authority, TX Pollution Control
                     (TXU Energy Company)(2)                            6.750     04/01/2038        12,182,720


                 38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
TEXAS CONTINUED
$    11,420,000   Brazos River Authority, TX Pollution Control
                     (TXU Energy Company)(2)                            6.750%    10/01/2038   $     7,354,594
     10,000,000   Brazos River Authority, TX Pollution Control
                     (TXU Energy Company)(2)                            7.700     03/01/2032         7,440,300
     28,120,000   Brazos River Authority, TX Pollution Control
                     (TXU Energy Company)(2)                            7.700     04/01/2033        20,850,699
     17,220,000   Cambridge, TX Student Hsg. (Cambridge Student
                     Hsg. Devel.)(2)                                    7.000     11/01/2039        14,220,276
        190,000   Cass County, TX IDC (International Paper
                     Company)(2)                                        6.600     03/15/2024           153,233
     10,000,000   Dallas-Fort Worth, TX International Airport(1)        5.000     11/01/2035         7,463,450
         25,000   Dallas-Fort Worth, TX International Airport(2)        5.500     11/01/2035            19,823
         20,000   Dallas-Fort Worth, TX International Airport(2)        5.750     11/01/2030            17,056
     32,500,000   Dallas-Fort Worth, TX International Airport
                     (American Airlines/AMR Corp. Obligated Group)(2)   5.500     11/01/2030        11,414,325
        320,000   Dallas-Fort Worth, TX International Airport
                     Facility (American Airlines)(2)                    6.000     11/01/2014           176,502
     63,880,000   Dallas-Fort Worth, TX International Airport
                     Facility (American Airlines)(2)                    6.375     05/01/2035        25,636,960
        305,000   Dallas-Fort Worth, TX International Airport
                     Facility (American Airlines)(2)                    8.250     11/01/2036           140,700
     22,100,000   Dallas-Fort Worth, TX International Airport
                     Facility Improvement Corp.(2)                      9.000     05/01/2029        10,849,774
     45,945,000   Dallas-Fort Worth, TX International Airport
                     Facility Improvement Corp.(2)                      9.125     05/01/2029        22,112,410
     12,330,000   Dallas-Fort Worth, TX International Airport
                     Facility Improvement Corp. (Learjet)(2)            6.150     01/01/2016        10,362,995
      2,115,000   Danbury, TX Higher Education Finance Corp.
                     (Island Foundation)(2)                             6.250     02/15/2036         1,623,368
        450,000   Decatur, TX Hospital Authority (Wise Regional
                     Health System)(2)                                  5.625     09/01/2013           408,578
     22,950,000   Donna, TX GO(2)                                       6.250     02/15/2037        17,019,261
             67   El Paso, TX HFC (Single Family)(2)                    6.180     04/01/2033                69
         55,000   Gainesville, TX Hsg. Authority(2)                     6.800     12/01/2020            56,471
         25,000   Galveston County, TX HFC (Friendswood)(2)             6.200     10/01/2021            25,192
      1,000,000   Grapevine, TX IDC (Air Cargo)(2)                      6.500     01/01/2024           858,840
         30,000   Greater Kelly, TX Devel. Authority (The Boeing
                     Company)(2)                                        5.350     06/01/2018            27,843
      4,000,000   Guadalupe-Blanco, TX River Authority (E.I.
                     Dupont De Nemours)(2)                              6.400     04/01/2026         3,999,720
     31,000,000   Gulf Coast, TX IDA (Microgy Holdings)(2)              7.000     12/01/2036        22,014,960
         70,000   Gulf Coast, TX Waste Disposal Authority (FMC
                     Corp.)(2)                                          7.050     10/01/2009            68,906
      5,755,000   Gulf Coast, TX Waste Disposal Authority
                     (International Paper Company)(2)                   6.100     08/01/2024         4,375,009
        150,000   Gulf Coast, TX Waste Disposal Authority
                     (Valero Energy Corp.)(2)                           5.700     04/01/2032            97,313


                 39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
TEXAS CONTINUED
$     5,760,000   Harris County, TX IDC (Continental Airlines)(2)       5.375%    07/01/2019   $     3,468,326
      1,750,000   HFDC of Central TX (Legacy at Willow Bend
                     Retirement Community)(2)                           5.625     11/01/2026         1,206,188
      2,750,000   HFDC of Central TX (Legacy at Willow Bend
                     Retirement Community)(2)                           5.750     11/01/2036         1,796,053
      2,000,000   HFDC of Central TX (Lutheran Social Services
                     of the South)(2)                                   6.875     02/15/2032         1,584,160
      4,000,000   HFDC of Central TX (Villa De San Antonio)(2)          6.250     05/15/2036         2,798,240
      7,940,000   Houston, TX Airport Special Facilities
                     (Continental Airlines)(2)                          5.700     07/15/2029         4,346,832
      7,290,000   Houston, TX Airport Special Facilities
                     (Continental Airlines)(2)                          5.700     07/15/2029         3,990,983
     20,640,000   Houston, TX Airport Special Facilities
                     (Continental Airlines)(2)                          6.125     07/15/2017        13,871,938
     18,735,000   Houston, TX Airport Special Facilities
                     (Continental Airlines)(2)                          6.125     07/15/2027        10,724,101
      7,885,000   Houston, TX Airport Special Facilities
                     (Continental Airlines)(2)                          6.125     07/15/2027         4,513,453
     24,995,000   Houston, TX Airport Special Facilities
                     (Continental Airlines)(2)                          6.750     07/01/2021        15,049,739
     59,530,000   Houston, TX Airport Special Facilities
                     (Continental Airlines)(2)                          6.750     07/01/2029        35,567,984
        100,000   Houston, TX Airport Special Facilities
                     (Continental Airlines)(2)                          7.000     07/01/2029            62,761
      3,520,000   Houston, TX Airport Special Facilities
                     (Continental Airlines)(2)                          7.375     07/01/2022         2,154,698
      9,860,000   Houston, TX HFC (Hometowne on Bellfort)(1)            5.250     12/01/2040         7,513,720
        470,000   Houston, TX IDC (Air Cargo)(2)                        6.375     01/01/2023           401,107
      1,000,000   IAH TX Public Facility Corp.(2)                       6.000     05/01/2016           862,420
     10,000,000   La Vernia, TX Higher Education Finance Corp.(2)       7.125     02/15/2038         8,081,500
      9,020,000   Lewisville, TX GO(2)                                  6.125     09/01/2029         7,738,709
      1,840,000   Lubbock, TX HFC (Las Colinas Quail Creek
                     Apartments)(2)                                     6.000     07/01/2032         1,293,244
         15,000   Lubbock, TX HFC, Series A(2)                          6.150     10/01/2030            13,643
        575,000   Matagorda County, TX Navigation District
                     (Reliant Energy)(2)                                5.950     05/01/2030           393,248
        390,000   Maverick County, TX Public Facility Corp.(2)          6.375     02/01/2029           294,290
        715,000   Midlothian, TX Devel. Authority Tax
                     Increment(2)                                       5.125     11/15/2026           513,735
      3,500,000   Mission, TX EDC (Allied Waste Industries)(2)          5.200     04/01/2018         2,498,125
        100,000   Northwest Harris County, TX Municipal Utility
                     District (Waterworks & Sewer)(2)                   6.100     04/01/2012           100,002
      6,120,000   Port of Bay City, TX (Hoechst Celanese
                     Corp.)(2)                                          6.500     05/01/2026         4,753,098
     15,000,000   Port of Corpus Christi, TX Authority (CNA
                     Holdings)(2)                                       6.700     11/01/2030        11,637,300
     12,160,761   Sabine Neches, TX HFC (Single Family Mtg.)(1)         4.875(6)  12/01/2039        10,797,751
      4,100,000   Sabine, TX River Authority Pollution Control
                     (TXU Electric Company)(2)                          6.150     08/01/2022         2,805,179


                 40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
TEXAS CONTINUED
$     1,800,000   Sabine, TX River Authority Pollution Control
                      (TXU Electric Company)(2)                         6.450%    06/01/2021   $     1,282,302
     42,260,000   San Antonia, TX Convention Center Hotel
                     Finance Corp. (Empowerment Zone)(1)                5.000     07/15/2039        30,207,680
         25,000   San Antonio, TX HFC (La Risa Apartments)(2)           8.250     01/01/2026            22,333
      6,970,000   San Antonio, TX HFC (Midcrowne Senior
                     Apartments)(1)                                     5.150     07/20/2047         5,072,417
         10,500   San Antonio, TX HFC (Point East Section
                     8)(3, 4, 8)                                        7.500     08/01/2023               315
      3,600,000   Southeast TX HFC (Forest View Apartments)(2)          6.750     07/01/2037         2,740,788
        310,000   Springhill, TX Courtland Heights Public
                     Facility Corp.(2)                                  5.125     12/01/2008           309,594
      6,030,000   Springhill, TX Courtland Heights Public
                     Facility Corp.(2)                                  5.850     12/01/2028         4,516,772
      4,250,000   Tarrant County, TX Cultural Education
                     Facilities Finance Corp. (Buckingham Senior
                     Living Community)(2)                               5.750     11/15/2037         2,856,085
     10,680,000   Tarrant County, TX HFC (Lindberg Park)(1)             5.150     10/20/2047         7,820,479
     10,935,000   Tarrant County, TX HFC (Multifamily Hsg.)(1)          5.200     12/20/2048         8,057,192
     14,920,000   Tarrant County, TX HFC (Village Creek
                     Apartments)(1)                                     5.000     04/20/2048        10,620,282
      1,600,000   Travis County, TX HFDC (Querencia Barton
                     Creek)(2)                                          5.650     11/15/2035         1,080,496
      2,495,000   Trinity, TX River Authority (TXU Energy
                     Company)(2)                                        6.250     05/01/2028         1,593,282
     20,500,000   Trophy Club, TX Public Improvement
                     (HighlandsTrophy Club)(2)                          7.750     10/01/2037        17,725,120
      2,320,000   TX Affordable Hsg. Corp. (American Hsg.
                     Foundation)(2, 3, 4)                               8.000     03/01/2032           447,273
      2,965,000   TX Affordable Hsg. Corp. (Ashton Place &
                     Woodstock Apartments)(2, 3, 4)                     6.300     08/01/2033         1,447,958
      6,170,000   TX Affordable Hsg. Corp. (South Texas
                     Affordable Properties Corp.)(2)                    8.000     03/01/2032         3,904,746
     36,000,000   TX Angelina & Neches River Authority (Aspen
                     Power)(2)                                          6.500     11/01/2029        25,249,320
         45,000   TX Angelina & Neches River Authority Solid
                     Waste (Champion International Corp.)(2)            6.300     04/01/2018            39,312
        250,000   TX Angelina & Neches River Authority Waste
                     Disposal (Temple-Inland)(2)                        6.950     05/01/2023           200,433
         15,000   TX Dept. of Hsg. & Community Affairs(2)               5.350     07/01/2033            14,266
        160,000   TX Dept. of Hsg. & Community Affairs (Sugar
                     Creek Apartments)(2)                               6.000     01/01/2042           153,997
      6,750,000   TX Dept. of Hsg. & Community Affairs (Summit
                     Point Apartments)(1)                               5.250     06/20/2047         5,036,850
     38,380,000   TX Multifamily Housing Options (Affordable
                     Hsg.)(8)                                          12.000(6)  01/01/2039        36,465,798
      1,490,000   TX Multifamily Hsg. Revenue Bond Pass-Through
                     Certificates (Skyway Villas)(2)                    5.950     11/01/2034         1,336,381
    259,560,000   TX Municipal Gas Acquisition & Supply Corp.(1)        5.625     12/15/2017       217,706,607
    579,255,000   TX Municipal Gas Acquisition & Supply Corp.(1)        6.250     12/15/2026       460,551,278
     40,000,000   TX Municipal Gas Acquisition & Supply Corp.(8)        2.759(6)  09/15/2027        22,800,000


                 41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
TEXAS CONTINUED
$     5,960,000   TX Municipal Gas Acquisition & Supply Corp.(8)        3.339%(6) 12/15/2026   $     3,874,000
      4,360,000   TX Panhandle HFA (Amarillo Affordable
                     Hsg.)(2, 3)                                        6.750     03/01/2031         2,882,832
      3,075,000   TX Public Finance Authority Charter School
                     Finance Corp. (Cosmos Foundation)(2)               5.375     02/15/2037         1,940,817
      1,600,000   TX Public Finance Authority Charter School
                     Finance Corp. (Ed-Burnham Wood)(2)                 6.250     09/01/2036         1,219,344
         35,000   TX Student Hsg. Corp. (University of North
                     Texas)(2)                                          6.000     07/01/2011            33,878
        635,000   TX Student Hsg. Corp. (University of North
                     Texas)(2)                                          6.750     07/01/2021           547,948
        200,000   TX Student Hsg. Corp. (University of North
                     Texas)(2)                                          6.850     07/01/2031           161,446
      2,115,000   Vintage Township, TX Public Facilities Corp.(2)       7.375     10/01/2038         1,792,526
      1,279,000   Vintage Township, TX Public Facilities Corp.(2)       7.375     10/01/2038         1,083,991
                                                                                               ---------------
                                                                                                 1,329,498,312

U.S. POSSESSIONS--1.2%
        700,000   Northern Mariana Islands Commonwealth, Series A(2)    6.750     10/01/2033           579,565
     94,500,000   Puerto Rico Sales Tax Financing Corp., Series A(8)    2.806(6)  08/01/2057        53,392,500
                                                                                               ---------------
                                                                                                    53,972,065

UTAH--0.1%
        650,000   Carbon County, UT Solid Waste Disposal (Allied
                     Waste Industries)(2)                               7.450     07/01/2017           562,367
         85,000   Emery County, UT Pollution Control
                     (Pacificorp)(2)                                    5.625     11/01/2023            85,010
      1,835,000   UT HFA (RHA Community Service of Utah)(2)             6.875     07/01/2027         1,438,512
      1,315,000   Utah County, UT Charter School (Lincoln
                     Academy)(2)                                        5.875     06/15/2037           948,391
        825,000   Utah County, UT Charter School (Renaissance
                     Academy)(2)                                        5.625     07/15/2037           572,732
      4,425,000   West Valley City, UT Sewer (East Hollywood
                     High School)(2)                                    5.625     06/15/2037         3,073,030
                                                                                               ---------------
                                                                                                     6,680,042

VERMONT--0.1%
      2,000,000   VT EDA (Wake Robin Corp.)(2)                          5.375     05/01/2036         1,281,820
      2,739,776   VT Educational & Health Buildings Financing
                     Agency (Marlboro College)(2)                       3.570     04/01/2019         1,953,159
         60,000   VT HFA (Single Family), Series 9(2)                   5.400     05/01/2037            58,981
                                                                                               ---------------
                                                                                                     3,293,960

VIRGINIA--1.4%
        570,000   Bedford County, VA IDA (Georgia-Pacific
                     Corp.)(2)                                          5.600     12/01/2025           370,563
        595,000   Bedford County, VA IDA (Georgia-Pacific
                     Corp.)(2)                                          6.300     12/01/2025           418,969
      2,535,000   Bedford County, VA IDA (Georgia-Pacific
                     Corp.)(2)                                          6.550     12/01/2025         1,836,633
     14,951,000   Farms New Kent, VA Community Devel. Authority
                     Special Assessment(2)                              5.125     03/01/2036         9,372,632
      9,200,000   Farms New Kent, VA Community Devel. Authority
                     Special Assessment(2)                              5.450     03/01/2036         5,975,768
      3,206,000   Farms New Kent, VA Community Devel. Authority
                     Special Assessment(2)                              5.800     03/01/2036         2,161,357
        475,000   Giles County, VA IDA (Hoechst Celanese
                     Corp.)(2)                                          5.950     12/01/2025           348,446


                 42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
VIRGINIA CONTINUED
$    10,000,000   Giles County, VA IDA (Hoechst Celanese Corp.)(2)      6.450%    05/01/2026   $     7,766,500
      7,930,000   Giles County, VA IDA (Hoechst Celanese Corp.)(2)      6.625     12/01/2022         6,447,645
        235,000   Goochland County, VA IDA (Georgia-Pacific
                     Corp.)(2)                                          5.650     12/01/2025           152,012
      1,990,000   Isle Wight County, VA IDA Environmental
                     Improvement (International Paper Company)(2)       6.600     05/01/2024         1,605,114
      4,000,000   Lewistown, VA Commerce Center Community Devel.
                     Authority(2)                                       6.050     03/01/2027         2,969,400
      3,000,000   New Port, VA CDA(2)                                   5.600     09/01/2036         1,915,470
      2,050,000   Norfolk, VA EDA, Series A(2)                          6.000     11/01/2036         1,379,650
      1,085,000   Norfolk, VA Redevel. & Hsg. Authority (First
                     Mtg.-Retirement Community)(2)                      6.125     01/01/2035           756,646
      9,675,000   Peninsula, VA Town Center Community Devel.
                     Authority Special Obligation(2)                    6.450     09/01/2037         7,221,710
      6,300,000   VA Celebrate South CDA Special Assessment(2)          6.250     03/01/2037         4,470,102
      3,400,000   VA H2O Community Devel. Authority(2)                  5.200     09/01/2037         2,025,108
    308,700,000   VA Tobacco Settlement Authority                       7.075(5)  06/01/2047         7,421,148
      2,500,000   West Point, VA IDA Solid Waste (Chesapeake
                     Corp.)(2)                                          6.375     03/01/2019           988,925
                                                                                               ---------------
                                                                                                    65,603,798
WASHINGTON--1.2%
     11,480,000   Chelan County, WA Public Utility District No.
                     001 (Chelan Hydropower)(1)                         5.600     01/01/2036         9,428,654
         25,000   King County, WA Hsg. Authority (Cascadian
                     Apartments)(2)                                     6.800     07/01/2019            24,753
         70,000   King County, WA Hsg. Authority (Eastwood
                     Square Apartments)(2)                              5.450     01/01/2041            55,014
         15,000   King County, WA Hsg. Authority (Kona
                     Village)(2)                                        6.700     01/01/2020            13,787
        125,000   King County, WA Hsg. Authority (Southwood
                     Square Apartments)(2)                              6.100     10/01/2021           107,431
        725,000   King County, WA Hsg. Authority (Southwood
                     Square Apartments)(2)                              6.200     10/01/2031           566,899
         40,000   King County, WA Hsg. Authority (Woodridge
                     Park)(2)                                           6.250     05/01/2015            40,050
         50,000   King County, WA Hsg. Authority (Woodridge
                     Park)(2)                                           6.350     05/01/2025            48,249
      1,945,000   Kitsap County, WA Consolidated Hsg.
                     Authority(2)                                       5.500     06/01/2027         1,451,242
      2,350,000   Kitsap County, WA Consolidated Hsg.
                     Authority(2)                                       5.600     06/01/2037         1,644,836
         50,000   Kitsap County, WA Consolidated Hsg. Authority
                     (Heritage Apartments)(2)                           6.100     10/01/2031            38,590
      2,465,000   Port Camas, WA Public Industrial Corp. (James
                     River Corp. of Virginia)(2)                        6.700     04/01/2023         1,923,982
      5,000,000   Port of Seattle, WA Special Facility
                     (Northwest Airlines)(2)                            7.125     04/01/2020         3,678,650
     13,600,000   Port of Seattle, WA Special Facility
                     (Northwest Airlines)(2)                            7.250     04/01/2030         9,656,000
      2,465,000   Snohomish County, WA Hsg. Authority (Westwood
                     Crossing Apartments)(2)                            5.250     05/01/2037         1,642,602


                 43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
WASHINGTON CONTINUED
$       100,000   Snohomish County, WA Hsg. Authority
                     (Whispering Pines Apartments)(2)                   5.100%    09/01/2015   $        89,679
      1,675,000   Snohomish County, WA Hsg. Authority
                     (Whispering Pines Apartments)(2)                   5.600     09/01/2025         1,300,035
      1,250,000   Snohomish County, WA Hsg. Authority
                     (Whispering Pines Apartments)(2)                   5.750     09/01/2030           932,863
         20,000   Vancouver, WA Hsg. Authority(2)                       5.625     03/01/2028            20,033
     10,760,000   WA Kalispel Tribe Indians Priority District(2)        6.750     01/01/2038         8,575,935
     14,285,000   WA Tobacco Settlement Authority (TASC)(2)             6.625     06/01/2032        11,698,701
                                                                                               ---------------
                                                                                                    52,937,985

WEST VIRGINIA--0.7%
     13,435,000   Harrison County, WV Tax Increment (Charles
                     Pointe)(2)                                         7.000     06/01/2028        11,549,935
      1,840,000   Harrison County, WV Tax Increment (Charles
                     Pointe)(2)                                         7.000     06/01/2035         1,570,992
     13,710,000   Harrison County, WV Tax Increment (Charles
                     Pointe)(2)                                         7.000     06/01/2035        11,393,147
         25,000   Kingswood, WV Sewage System(2)                        6.000     10/01/2025            21,544
         15,000   WV Hospital Finance Authority (Charleston Area
                     Medical Center)(2)                                 7.250     10/01/2014            15,015
      7,380,000   WV State Hsg. Devel. Fund, Series D(1)                5.350     11/01/2032         7,557,600
                                                                                               ---------------
                                                                                                    32,108,233

WISCONSIN--1.1%
     27,100,000   Aztalan, WI Exempt Facility (Renew Energy)(2)         7.500     05/01/2018         9,505,596
         60,000   Badger, WI Tobacco Asset Securitization Corp.(2)      6.125     06/01/2027            57,161
        100,000   Janesville, WI Pollution Control (General
                     Motors Corp.)(2)                                   5.550     04/01/2009            55,000
      6,510,000   Kaukauna, WI Environmental Improvement
                     (International Paper Company)(2)                   5.250     06/01/2029         4,102,537
        660,000   Milwaukee, WI (Aero Milwaukee)(2)                     6.500     01/01/2025           563,805
      1,220,000   Milwaukee, WI (Air Cargo)(2)                          7.500     01/01/2025         1,124,145
      4,120,000   Necedah, WI Community Devel. Authority Exempt
                     Facility (Castle Rock Renewable Fuels)(2)          7.500     03/01/2018         3,274,040
        165,000   New Berlin, WI Hsg. Authority (Pinewood Creek)(2)     6.800     11/01/2012           158,986
        160,000   New Berlin, WI Hsg. Authority (Pinewood Creek)(2)     6.850     05/01/2013           153,275
      1,595,000   New Berlin, WI Hsg. Authority (Pinewood Creek)(2)     7.125     05/01/2024         1,348,780
        200,000   Reedsburg, WI Industrial Devel. Revenue
                     (Seats, Inc.)(2)                                   6.250     05/01/2019           168,046
      1,750,000   Sokaogon, WI Chippewa Community (Gaming)(2)           7.000     01/01/2026         1,394,820
      1,800,000   Sokaogon, WI Chippewa Community (Gaming)(2)           8.250     01/01/2017         1,532,592
         20,000   WI GO(2)                                              6.000     05/01/2027            19,265
      3,000,000   WI H&EFA (AE Nursing Centers)(2)                      7.250     06/01/2038         2,370,990
         55,000   WI H&EFA (Aurora Health Care)(2)                      5.625     02/15/2029            45,521
      1,600,000   WI H&EFA (Catholic Residential Services)(2)           5.250     05/01/2028         1,013,936
      1,000,000   WI H&EFA (Eastcastle Place)(2)                        6.125     12/01/2034           713,370
         70,000   WI H&EFA (Marshfield Clinic)(2)                       6.250     02/15/2029            62,954


                 44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                            COUPON      MATURITY         VALUE
---------------                                                        ------     ----------   ---------------
WISCONSIN CONTINUED
$     1,650,000   WI H&EFA (St. Clare Terrance)(2)                      5.750%    12/01/2036   $     1,098,174
      7,335,000   WI H&EFA (Wellington Homes)(2)                        6.750     09/01/2037         5,520,614
      1,300,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)(2)          5.650     08/01/2021           978,653
      2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)(2)          5.800     08/01/2029         1,679,946
         40,000   WI Hsg. & EDA(2)                                      5.150     11/01/2045            29,373
     13,455,000   WI Hsg. & EDA (Home Ownership), Series D(1)           5.100     09/01/2024        11,313,716
                                                                                               ---------------
                                                                                                    48,285,295
                                                                                               ---------------
Total Municipal Bonds and Notes (Cost $10,384,785,596)                                           6,808,122,627

     SHARES
---------------
COMMON STOCKS--0.0%
         31,000   Delta Air Lines, Inc. (4, 11) (Cost $165,168)                                        340,380

   Principal
     Amount
---------------
CORPORATE BONDS AND NOTES--0.2%
$    18,674,853   Delta Air Lines, Inc., Sr. Unsec. Nts.(8)
                  (Cost $18,488,106)                                    8.000     12/01/2015         8,610,041
TOTAL INVESTMENTS, AT VALUE (COST $10,403,438,870)-150.6%                                        6,817,073,048
LIABILITIES IN EXCESS OF OTHER ASSETS-(50.6)                                                    (2,291,604,063)
                                                                                               ---------------
Net Assets-100.0%                                                                              $ 4,525,468,985
                                                                                               ===============

Footnotes to Statement of Investments

(1.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(2.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(3.)  Issue is in default. See accompanying Notes.

(4.)  Non-income producing security.

(5.)  Zero coupon bond reflects effective yield on the date of purchase.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(8.) Illiquid security. The aggregate value of illiquid securities as of October 31, 2008 was $209,586,123, which represents 4.63% of the Fund's net assets. See accompanying Notes.

(9.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,738,260 or 0.10% of the Fund's net assets as of October 31, 2008.

(10.) Subject to a deferred-principal forebearance agreement. Rate shown is current rate. See accompanying Notes.

(11.) A sufficient amount of liquid assets has been designated to cover outstanding written call options. See accompanying Notes.


                 45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $      340,380      $(121,520)
Level 2--Other Significant Observable Inputs    6,780,266,870             --
Level 3--Significant Unobservable Inputs           36,465,798             --
                                               --------------      ---------
   TOTAL                                       $6,817,073,048      $(121,520)
                                               ==============      =========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

WRITTEN OPTIONS AS OF OCTOBER 31, 2008 ARE AS FOLLOWS:

                               NUMBER OF   EXERCISE   EXPIRATION   PREMIUMS
DESCRIPTION             TYPE   CONTRACTS     PRICE       DATE      RECEIVED     VALUE
-----------             ----   ---------   --------   ----------   --------   ---------
Delta Air Lines, Inc.   Call      248       $10.00     12/12/08     $33,464   $(121,520)

To simplify the listings of securities, abbreviations are used per the table below:

ADA       Atlanta Devel. Authority
AHF       American Housing Foundation
CAB       Capital Appreciation Bond
CAU       Clark Atlanta University
CDA       Communities Devel. Authority
CFGH      Central Florida Group Homes
CHE       Catholic Health East
COP       Certificates of Participation
CoMC      Community Medical Center
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
GO        General Obligation
GPA       General Purpose Authority
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority


                 46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HE&HFB    Health Educational and Housing Facility Board
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
JGCCF     Jewish Geriatric & Convalescent Center Foundation
LH        Lowman Home
LS        Lutheran Services
MC        McCauley Center
MCoH      Mercy Community Health
MM        Mercy Medical
NH        Northgate Housing
NTH       North Terrace Housing
NYC       New York City
RHA       Resource Healthcare of America
RITES     Residual Interest Tax Exempt Security
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
VH        Village Housing
VS        Village Shalom
VSCF      Village Shalom Charitable Foundation
WSREC     West Suburban Recycling and Energy Corp.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is


                 47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,104,677,365 as of October 31, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of


                 48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

Operations in the annual and semiannual reports. At October 31, 2008, municipal bond holdings with a value of $2,161,511,436 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,578,792,000 in short-term floating rate notes issued and outstanding at that date.

At October 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                                           COUPON    MATURITY
   AMOUNT      INVERSE FLOATER(1)                                                    RATE (2)     DATE         VALUE
------------   -------------------------------------------------------------------   --------   --------   ------------
$  3,480,000   AK HFC ROLs(3)                                                          3.554%    12/1/37   $  1,761,437
   4,320,000   AL HFA (Single Family Mtg.) ROLs(3)                                    11.104     10/1/32      1,369,094
   7,706,000   Aurora, IL Single Family Mtg. ROLs(3)                                   3.287     12/1/45      3,401,043
   9,500,000   Aurora, IL Single Family Mtg. ROLs(3)                                   5.334     12/1/39      4,260,275
 157,700,000   AZ Health Facilities Authority ROLs(3)                                  2.360      1/1/37     50,495,540
  16,945,000   AZ Health Facilities Authority ROLs(3)                                  2.359      1/1/37      5,425,789
  51,565,000   AZ Health Facilities Authority ROLs(3)                                  2.359      1/1/37     16,511,113
   3,865,000   Brazos River Authority, TX Pollution Control ROLs(3)                    3.869      5/1/29     (1,862,041)
  25,030,000   Buckeye, OH Tobacco Settlement Financing Authority ROLs(3)              2.898      6/1/47      8,631,345
  15,000,000   CA Educational Funding Services ROLs(3)                                 4.350     12/1/42     10,183,200
 128,085,000   CA Golden State Tobacco Securitization Corp. ROLs(3)                    2.739      6/1/47     49,743,091
   4,595,000   Chelan County, WA Public Utility District No. 1 ROLs(3)                 1.499      1/1/36      2,543,654
   3,920,000   Chicago, IL O'Hare International Airport ROLs(3)                        3.260      1/1/34      1,829,033
   2,500,000   Dallas-Fort Worth, TX International Airport ROLs(3)                     1.127     11/1/35        (36,550)
   7,035,000   Detroit, MI Sewer Disposal System ROLs(3)                               5.320      7/1/32     (4,221,000)
   2,595,000   District of Columbia HFA RITES                                         10.001      6/1/38        519,934
   3,690,000   FL Austin Trust Various States Inverse Certificates                     8.763     10/1/26      2,636,394
   1,300,000   FL Austin Trust Various States Inverse Certificates                     8.763     10/1/27        911,248
  13,150,000   FL Austin Trust Various States Inverse Certificates                     8.256     10/1/41      6,694,139
   2,420,000   FL HFC ROLs(3)                                                         10.913      7/1/38         67,421
   4,285,000   Hialeah Gardens, FL Health Facilities Authority (Catholic Health
                  Services Facilities) RITES                                           8.100     8/15/31      2,564,487
   4,835,000   Houston, TX HFC ROLs(3)                                                 3.860     12/1/40      2,488,720
  12,710,000   IA Tobacco Settlement Authority ROLs(3)                                14.906      6/1/46    (11,746,963)
  21,410,000   IA Tobacco Settlement Authority ROLs(3)                                 2.856      6/1/38      6,373,971
  26,100,000   IA Tobacco Settlement Authority ROLs(3)                                 2.166      6/1/42      7,606,062
  55,040,000   LA Tobacco Settlement Financing Corp. ROLs(3)                           1.930     5/15/39     23,717,286
  23,740,000   Lehigh County, PA GPA ROLs(3)                                           3.663     8/15/42     (5,391,117)


                 49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   5,550,000   Lehigh County, PA GPA ROLs(3)                                           3.534     8/15/33       (881,063)
   4,330,000   Long Beach, CA Harbor DRIVERS                                           9.840     5/15/27      2,851,305
  10,915,000   MA Educational Financing Authority ROLs(3)                             10.074      1/1/30      8,795,962
   5,455,000   MA H&EFA RITES                                                          3.010    11/15/32      1,166,606
  21,535,000   MA HFA ROLs(3)                                                          0.985      7/1/25     14,068,385
   1,988,645   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)
                  ROLs(3)                                                              3.125     11/1/38       (105,915)
  23,315,000   NE Central Plains Gas Energy ROLs(3)                                    3.642     12/1/26    (30,309,500)
  18,960,000   NJ Health Care RITES                                                    2.840    11/15/33      9,130,567
 240,015,000   NJ Tobacco Settlement Financing Corp. Custodial Receipts(3)             2.099      6/1/41     67,938,646
  54,795,000   NJ Tobacco Settlement Financing Corp. ROLs(3)                           2.644      6/1/29     19,131,674
 100,715,000   NJ Tobacco Settlement Financing Corp. ROLs(3)                           2.161      6/1/34     31,017,199
   3,210,000   RI Hsg. & Mtg. Finance Corp. ROLs(3)                                   11.242     10/1/47       (137,581)
   5,980,000   RI Hsg. & Mtg. Finance Corp. ROLs(3)                                    3.652     10/1/48      2,043,426
   3,052,000   Sabine Neches, TX HFC (Single Family Mtg.) ROLs                         4.000     12/1/39      1,682,751
  22,400,000   San Antonio, TX Convention Center ROLs(3)                               3.450     7/15/39     10,347,680
   1,745,000   San Antonio, TX HFC (Multifamily Hsg.) ROLs(3)                         10.909     7/20/47       (152,583)
   2,730,000   Sayre, PA Health Care Facilities Authority ROLs(3)                      3.833     12/1/24     (1,184,411)
   4,920,000   Sayre, PA Health Care Facilities Authority ROLs(3)                      3.859     12/1/31     (2,835,150)
   2,680,000   SC Hsg. Finance & Devel. Authority ROLs(3)                              9.892      7/1/34        309,808
  15,385,000   SD Educational Enhancement Funding Corp. Tobacco Settlement ROLs(3)     3.344      6/1/32      8,915,608
   4,100,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)               3.090     12/1/38      2,998,535
  28,630,000   Southern CA Tobacco Securitization Authority ROLs(3)                    2.670      6/1/46      9,881,358
   2,675,000   Tarrant County, TX HFC ROLs(3)                                         10.905    10/20/47       (184,522)
   3,535,000   Tarrant County, TX HFC ROLs(3)                                          8.865    12/20/48        657,192
   7,910,000   Tarrant County, TX HFC ROLs(3)                                          0.860     4/20/48      3,610,282
  10,576,000   Tulsa County, OK Home Finance Authority DRIVERS                         8.610     12/1/38      7,523,978
   3,375,000   TX Dept. of Hsg. & Community Affairs (Multifamily Hsg.) ROLs(3)         3.720     6/20/47      1,661,850
 111,615,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)                     3.790    12/15/17     69,761,607
 272,250,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)                     4.380    12/15/26    153,546,278
   6,730,000   WI Hsg. & EDA DRIVERS                                                   7.760      9/1/24      4,588,716
   1,845,000   WV Hsg. Devel. Fund RITES                                              12.284     11/1/32      2,022,604


                 50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

   2,140,000   Yavapai County, AZ IDA (Solid Waste Disposal) ROLs(3)                  11.755      3/1/28     (1,618,461)
                                                                                                           ------------
                                                                                                           $582,719,436
                                                                                                           ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 46 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $1,415,875,145.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2008, securities with an aggregate market value of $80,841,049, representing 1.79% of the Fund's net assets, were in default.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal payments. As of October 31, 2008, securities with an aggregate market value of $14,612,084, representing 0.32% of the Fund's net assets, were subject to these deferred-principal forbearance agreements. Deferred principal is owed to the Fund under these agreements in the amount of $310,000.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.


                 51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

Written option activity for the period ended October 31, 2008 was as follows:

                                                  CALL OPTIONS
                                             ---------------------
                                             NUMBER OF   AMOUNT OF
                                             CONTRACTS    PREMIUMS
                                             ---------   ---------
Options outstanding as of July 31, 2008         439      $ 63,477
Options closed or expired                      (191)      (30,013)
                                               ----      --------
Options outstanding as of October 31, 2008      248      $ 33,464
                                               ====      ========

ILLIQUID SECURITIES

As of October 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.7097% as of October 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of October 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.7097%. Details of the borrowings for the period ended October 31, 2008 are as follows:

Average Daily Loan Balance    $487,447,826
Average Daily Interest Rate          3.017%
Fees Paid                     $ 31,051,572
Interest Paid                 $  2,673,599

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted below. The


                 52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $10,526,707,427
Federal tax cost of other investments           (33,464)
                                        ---------------
Total federal tax cost                  $10,526,673,963
                                        ===============
Gross unrealized appreciation           $     5,119,491
Gross unrealized depreciation            (3,714,841,927)
                                        ---------------
Net unrealized depreciation             $(3,709,722,436)
                                        ===============


                 53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/12/2008


By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/12/2008